UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: November 30, 2022

*This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends other than May 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
November 30, 2022
MFS® Asset Allocation Funds
MFS® Conservative Allocation Fund
MFS® Moderate Allocation Fund
MFS® Growth Allocation Fund
MFS® Aggressive Growth Allocation Fund
AAF-SEM

MFS® Asset Allocation Funds
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility has ebbed and flowed, driven largely by the market’s focus on the potential for shifts in the trajectory of central bank policy.
There are, however, encouraging signs for the markets. China recently significantly relaxed its zero-COVID policy, and while cases there have increased dramatically, the hope is that an earlier economic reopening may be achieved once the current wave of infections subsides. Meanwhile, unemployment is low and global supply chain bottlenecks are easing. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
January 13, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
MFS Conservative Allocation Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	14.8%
MFS Government Securities Fund	9.8%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Limited Maturity Fund	9.7%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.1%
MFS Research Fund	6.1%
MFS Growth Fund	6.1%
MFS Mid Cap Growth Fund	4.1%
MFS Mid Cap Value Fund	4.1%
MFS High Income Fund	3.9%
MFS Research International Fund	3.6%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS International Growth Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
Cash & Cash Equivalents	0.4%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Moderate Allocation Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Government Securities Fund	9.6%
MFS Total Return Bond Fund	8.7%
MFS Value Fund	8.2%
MFS Research Fund	8.1%
MFS Growth Fund	8.0%
MFS Mid Cap Value Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Inflation-Adjusted Bond Fund	6.7%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS International Intrinsic Value Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Growth Allocation Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Value Fund	10.4%
MFS Research Fund	10.1%
MFS Growth Fund	9.6%
MFS Mid Cap Value Fund	9.3%
MFS Mid Cap Growth Fund	9.0%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.8%
MFS Commodity Strategy Fund	3.7%
MFS International Growth Fund	3.1%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	2.9%
MFS Total Return Bond Fund	2.9%
MFS New Discovery Value Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
Cash & Cash Equivalents	0.2%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Aggressive Growth Allocation Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Value Fund	12.3%
MFS Growth Fund	11.6%
MFS Research Fund	10.9%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	8.2%
MFS International Large Cap Value Fund	5.2%
MFS International Growth Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS Global Real Estate Fund	4.8%
MFS Commodity Strategy Fund	4.7%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.4%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Tables
Fund expenses borne by the shareholders during the period,
June 1, 2022 through November 30, 2022
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2022 through November 30, 2022.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables - continued
MFS CONSERVATIVE ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/22	Ending Account Value 11/30/22	Expenses Paid During Period (p) 6/01/22-11/30/22
A	Actual	0.35%	$1,000.00	$972.92	$1.73
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
B	Actual	1.10%	$1,000.00	$969.64	$5.43
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
C	Actual	1.10%	$1,000.00	$969.53	$5.43
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
I	Actual	0.10%	$1,000.00	$974.48	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R1	Actual	1.10%	$1,000.00	$969.12	$5.43
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
R2	Actual	0.60%	$1,000.00	$971.95	$2.97
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R3	Actual	0.35%	$1,000.00	$973.23	$1.73
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
R4	Actual	0.10%	$1,000.00	$974.26	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R6	Actual	0.03%	$1,000.00	$974.83	$0.15
	Hypothetical (h)	0.03%	$1,000.00	$1,024.92	$0.15
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS MODERATE ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/22	Ending Account Value 11/30/22	Expenses Paid During Period (p) 6/01/22-11/30/22
A	Actual	0.34%	$1,000.00	$974.62	$1.68
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
B	Actual	1.09%	$1,000.00	$971.45	$5.39
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
C	Actual	1.09%	$1,000.00	$971.43	$5.39
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
I	Actual	0.09%	$1,000.00	$975.82	$0.45
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
R1	Actual	1.09%	$1,000.00	$971.42	$5.39
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
R2	Actual	0.59%	$1,000.00	$973.68	$2.92
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R3	Actual	0.34%	$1,000.00	$974.88	$1.68
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
R4	Actual	0.09%	$1,000.00	$976.44	$0.45
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
R6	Actual	0.02%	$1,000.00	$976.18	$0.10
	Hypothetical (h)	0.02%	$1,000.00	$1,024.97	$0.10
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS GROWTH ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/22	Ending Account Value 11/30/22	Expenses Paid During Period (p) 6/01/22-11/30/22
A	Actual	0.34%	$1,000.00	$978.75	$1.69
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
B	Actual	1.09%	$1,000.00	$975.13	$5.40
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
C	Actual	1.09%	$1,000.00	$975.17	$5.40
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
I	Actual	0.09%	$1,000.00	$980.28	$0.45
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
R1	Actual	1.09%	$1,000.00	$975.42	$5.40
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
R2	Actual	0.59%	$1,000.00	$977.72	$2.93
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R3	Actual	0.34%	$1,000.00	$978.54	$1.69
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
R4	Actual	0.09%	$1,000.00	$980.04	$0.45
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
R6	Actual	0.02%	$1,000.00	$980.30	$0.10
	Hypothetical (h)	0.02%	$1,000.00	$1,024.97	$0.10
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/22	Ending Account Value 11/30/22	Expenses Paid During Period (p) 6/01/22-11/30/22
A	Actual	0.38%	$1,000.00	$981.38	$1.89
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
B	Actual	1.13%	$1,000.00	$978.07	$5.60
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
C	Actual	1.13%	$1,000.00	$978.12	$5.60
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
I	Actual	0.13%	$1,000.00	$982.83	$0.65
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
R1	Actual	1.13%	$1,000.00	$977.75	$5.60
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
R2	Actual	0.63%	$1,000.00	$980.53	$3.13
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19
R3	Actual	0.38%	$1,000.00	$981.22	$1.89
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
R4	Actual	0.13%	$1,000.00	$982.56	$0.65
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
R6	Actual	0.04%	$1,000.00	$982.84	$0.20
	Hypothetical (h)	0.04%	$1,000.00	$1,024.87	$0.20
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Conservative Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 58.9%
MFS Emerging Markets Debt Fund - Class R6	6,742,783	$78,351,139
MFS Emerging Markets Debt Local Currency Fund - Class R6	14,826,426	77,987,001
MFS Global Opportunistic Bond Fund - Class R6	33,772,383	267,139,554
MFS Government Securities Fund - Class R6	43,276,578	378,670,060
MFS High Income Fund - Class R6	51,922,333	152,651,658
MFS Inflation-Adjusted Bond Fund - Class R6	39,422,256	377,665,217
MFS Limited Maturity Fund - Class R6	66,119,151	373,573,200
MFS Total Return Bond Fund - Class R6	60,782,625	571,964,499
		$2,278,002,328
International Stock Funds – 8.3%
MFS International Growth Fund - Class R6	1,575,746	$60,540,170
MFS International Intrinsic Value Fund - Class R6	1,421,831	60,115,020
MFS International Large Cap Value Fund - Class R6	4,914,749	60,353,116
MFS Research International Fund - Class R6	6,879,247	140,749,381
		$321,757,687
Specialty Funds – 3.9%
MFS Commodity Strategy Fund - Class R6	14,979,495	$74,597,884
MFS Global Real Estate Fund - Class R6	4,627,356	78,803,870
		$153,401,754
U.S. Stock Funds – 28.5%
MFS Growth Fund - Class R6	1,635,410	$234,975,677
MFS Mid Cap Growth Fund - Class R6	6,241,775	158,416,250
MFS Mid Cap Value Fund - Class R6	5,103,512	157,443,359
MFS New Discovery Fund - Class R6	1,451,622	39,121,211
MFS New Discovery Value Fund - Class R6	2,129,369	39,393,329
MFS Research Fund - Class R6	4,489,781	236,027,814
MFS Value Fund - Class R6	4,543,822	236,642,231
		$1,102,019,871
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.67% (v)	10,517,349	$10,517,349
Total Investment Companies (Identified Cost, $3,312,489,830)		$3,865,698,989
Other Assets, Less Liabilities – 0.1%		2,852,053
Net Assets – 100.0%		$3,868,551,042
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Moderate Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 38.8%
MFS Emerging Markets Debt Fund - Class R6	16,726,256	$194,359,095
MFS Emerging Markets Debt Local Currency Fund - Class R6	24,466,308	128,692,780
MFS Global Opportunistic Bond Fund - Class R6	39,481,625	312,299,657
MFS Government Securities Fund - Class R6	70,486,897	616,760,352
MFS High Income Fund - Class R6	85,304,299	250,794,638
MFS Inflation-Adjusted Bond Fund - Class R6	45,096,602	432,025,442
MFS Total Return Bond Fund - Class R6	59,439,144	559,322,342
		$2,494,254,306
International Stock Funds – 13.6%
MFS Emerging Markets Equity Fund - Class R6	2,197,786	$66,263,253
MFS International Growth Fund - Class R6	3,514,769	135,037,421
MFS International Intrinsic Value Fund - Class R6	3,150,555	133,205,454
MFS International Large Cap Value Fund - Class R6	11,011,092	135,216,206
MFS International New Discovery Fund - Class R6	2,135,857	66,446,516
MFS Research International Fund - Class R6	16,416,899	335,889,766
		$872,058,616
Specialty Funds – 5.9%
MFS Commodity Strategy Fund - Class R6	36,808,239	$183,305,030
MFS Global Real Estate Fund - Class R6	11,472,035	195,368,757
		$378,673,787
U.S. Stock Funds – 41.6%
MFS Growth Fund - Class R6	3,571,362	$513,133,336
MFS Mid Cap Growth Fund - Class R6	18,020,373	457,357,073
MFS Mid Cap Value Fund - Class R6	14,862,685	458,513,813
MFS New Discovery Fund - Class R6	3,576,595	96,389,241
MFS New Discovery Value Fund - Class R6	5,328,629	98,579,636
MFS Research Fund - Class R6	9,881,133	519,451,160
MFS Value Fund - Class R6	10,143,881	528,293,297
		$2,671,717,556
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.67% (v)	6,393,961	$6,393,961
Total Investment Companies (Identified Cost, $4,819,690,618)		$6,423,098,226
Other Assets, Less Liabilities – 0.0%		1,986,528
Net Assets – 100.0%		$6,425,084,754
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 19.5%
MFS Emerging Markets Debt Fund - Class R6	15,463,561	$179,686,585
MFS Emerging Markets Debt Local Currency Fund - Class R6	22,851,458	120,198,670
MFS Global Opportunistic Bond Fund - Class R6	22,285,571	176,278,864
MFS High Income Fund - Class R6	80,995,135	238,125,697
MFS Inflation-Adjusted Bond Fund - Class R6	29,970,576	287,118,119
MFS Total Return Bond Fund - Class R6	18,472,106	173,822,515
		$1,175,230,450
International Stock Funds – 20.4%
MFS Emerging Markets Equity Fund - Class R6	3,948,109	$119,035,494
MFS International Growth Fund - Class R6	4,893,833	188,021,046
MFS International Intrinsic Value Fund - Class R6	4,340,535	183,517,814
MFS International Large Cap Value Fund - Class R6	15,278,665	187,622,007
MFS International New Discovery Fund - Class R6	3,904,837	121,479,473
MFS Research International Fund - Class R6	21,019,683	430,062,725
		$1,229,738,559
Specialty Funds – 7.5%
MFS Commodity Strategy Fund - Class R6	45,748,193	$227,825,998
MFS Global Real Estate Fund - Class R6	13,404,882	228,285,143
		$456,111,141
U.S. Stock Funds – 52.4%
MFS Growth Fund - Class R6	4,052,307	$582,235,476
MFS Mid Cap Growth Fund - Class R6	21,406,589	543,299,221
MFS Mid Cap Value Fund - Class R6	18,116,783	558,902,755
MFS New Discovery Fund - Class R6	4,386,921	118,227,513
MFS New Discovery Value Fund - Class R6	6,688,528	123,737,780
MFS Research Fund - Class R6	11,640,327	611,931,992
MFS Value Fund - Class R6	12,103,693	630,360,313
		$3,168,695,050
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.67% (v)	7,730,558	$7,730,558
Total Investment Companies (Identified Cost, $3,974,988,261)		$6,037,505,758
Other Assets, Less Liabilities – 0.1%		3,593,858
Net Assets – 100.0%		$6,041,099,616
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Aggressive Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
International Stock Funds – 30.7%
MFS Emerging Markets Equity Fund - Class R6	2,437,976	$73,504,975
MFS International Growth Fund - Class R6	3,286,548	126,269,188
MFS International Intrinsic Value Fund - Class R6	2,944,176	124,479,758
MFS International Large Cap Value Fund - Class R6	10,312,679	126,639,703
MFS International New Discovery Fund - Class R6	3,165,907	98,491,364
MFS Research International Fund - Class R6	9,756,450	199,616,963
		$749,001,951
Specialty Funds – 9.5%
MFS Commodity Strategy Fund - Class R6	22,901,349	$114,048,721
MFS Global Real Estate Fund - Class R6	6,900,390	117,513,638
		$231,562,359
U.S. Stock Funds – 59.7%
MFS Growth Fund - Class R6	1,971,827	$283,312,085
MFS Mid Cap Growth Fund - Class R6	9,549,905	242,376,579
MFS Mid Cap Value Fund - Class R6	7,988,423	246,442,859
MFS New Discovery Fund - Class R6	2,217,142	59,751,989
MFS New Discovery Value Fund - Class R6	3,327,113	61,551,590
MFS Research Fund - Class R6	5,061,553	266,085,819
MFS Value Fund - Class R6	5,759,904	299,975,809
		$1,459,496,730
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.67% (v)	2,312,731	$2,312,730
Total Investment Companies (Identified Cost, $1,445,857,277)		$2,442,373,770
Other Assets, Less Liabilities – 0.0%		740,466
Net Assets – 100.0%		$2,443,114,236
Portfolio Footnotes:
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Conservative Allocation Fund	$3,865,698,989
MFS Moderate Allocation Fund	6,423,098,226
MFS Growth Allocation Fund	6,037,505,758
MFS Aggressive Growth Allocation Fund	2,442,373,770
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements

Financial Statements
Statements of Assets and Liabilities
At 11/30/22 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments in affiliated issuers, at value (identified cost, $3,312,489,830, $4,819,690,618, $3,974,988,261, and $1,445,857,277, respectively)	$3,865,698,989	$6,423,098,226	$6,037,505,758	$2,442,373,770
Receivables for
Investments sold	8,396,199	7,521,546	8,010,340	501,935
Fund shares sold	4,283,552	8,801,988	5,764,070	2,984,694
Receivable from investment adviser	—	40,968	71,664	20,855
Other assets	—	183	248	—
Total assets	$3,878,378,740	$6,439,462,911	$6,051,352,080	$2,445,881,254
Liabilities
Payable to custodian	$6,788	$9,218	$8,393	$3,562
Payables for
Investments purchased	—	—	—	152,654
Fund shares reacquired	8,569,181	12,182,579	8,287,242	1,884,537
Payable to affiliates
Investment adviser	3,271	—	—	—
Administrative services fee	96	96	96	96
Shareholder servicing costs	1,064,066	1,929,968	1,721,441	620,209
Distribution and service fees	56,995	96,908	89,602	35,322
Payable for independent Trustees' compensation	124	—	86	37
Accrued expenses and other liabilities	127,177	159,388	145,604	70,601
Total liabilities	$9,827,698	$14,378,157	$10,252,464	$2,767,018
Net assets	$3,868,551,042	$6,425,084,754	$6,041,099,616	$2,443,114,236
Net assets consist of
Paid-in capital	$3,376,236,762	$4,817,939,255	$3,919,677,620	$1,430,231,925
Total distributable earnings (loss)	492,314,280	1,607,145,499	2,121,421,996	1,012,882,311
Net assets	$3,868,551,042	$6,425,084,754	$6,041,099,616	$2,443,114,236

Statements of Assets and Liabilities (unaudited) – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$2,623,796,640	$4,702,098,538	$4,304,161,027	$1,424,210,523
Class B	21,883,494	55,722,465	57,662,464	24,209,105
Class C	327,175,737	463,524,926	440,783,162	224,519,233
Class I	431,773,619	421,764,202	410,399,899	241,298,937
Class R1	10,448,043	22,542,339	17,852,593	15,230,589
Class R2	43,866,552	96,896,903	112,876,502	52,596,906
Class R3	85,267,274	176,124,007	125,719,872	84,513,440
Class R4	254,331,490	275,103,990	322,516,265	178,801,758
Class R6	70,008,193	211,307,384	249,127,832	197,733,745
Total net assets	$3,868,551,042	$6,425,084,754	$6,041,099,616	$2,443,114,236
Shares of beneficial interest outstanding
Class A	164,576,670	252,599,645	190,702,392	52,977,089
Class B	1,378,702	3,036,860	2,580,032	920,296
Class C	20,878,598	25,498,386	20,042,104	8,660,022
Class I	26,788,103	22,278,865	17,945,236	8,781,291
Class R1	682,729	1,273,747	833,097	597,483
Class R2	2,844,212	5,344,378	5,145,833	2,008,516
Class R3	5,399,291	9,550,501	5,626,645	3,171,858
Class R4	15,935,710	14,793,440	14,274,720	6,611,990
Class R6	4,342,994	11,161,649	10,883,656	7,191,777
Total shares of beneficial interest outstanding	242,827,009	345,537,471	268,033,715	90,920,322
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$15.94	$18.61	$22.57	$26.88
Offering price per share (100 / 94.25 x net asset value per share)	$16.91	$19.75	$23.95	$28.52
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$15.87	$18.35	$22.35	$26.31
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$15.67	$18.18	$21.99	$25.93
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.12	$18.93	$22.87	$27.48
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.30	$17.70	$21.43	$25.49
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.42	$18.13	$21.94	$26.19
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.79	$18.44	$22.34	$26.64
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.96	$18.60	$22.59	$27.04

Statements of Assets and Liabilities (unaudited) – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.12	$18.93	$22.89	$27.49
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Six months ended 11/30/22 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from affiliated issuers	$47,422,710	$58,272,525	$38,170,741	$3,836,142
Other	435	675	628	272
Total investment income	$47,423,145	$58,273,200	$38,171,369	$3,836,414
Expenses
Distribution and service fees	$5,427,203	$9,047,486	$8,223,437	$3,194,125
Shareholder servicing costs	1,515,555	2,557,341	2,738,271	1,336,299
Administrative services fee	8,775	8,775	8,775	8,775
Independent Trustees' compensation	31,849	50,042	46,002	18,844
Custodian fee	44,154	56,183	51,209	24,539
Shareholder communications	53,083	95,658	113,663	48,843
Audit and tax fees	21,154	21,204	20,693	20,617
Legal fees	9,606	15,523	14,256	5,625
Miscellaneous	176,324	214,138	190,281	134,057
Total expenses	$7,287,703	$12,066,350	$11,406,587	$4,791,724
Reduction of expenses by investment adviser and distributor	(226)	(352,008)	(535,389)	(165,116)
Net expenses	$7,287,477	$11,714,342	$10,871,198	$4,626,608
Net investment income (loss)	$40,135,668	$46,558,858	$27,300,171	$(790,194)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(31,607,361)	$(7,767,661)	$6,909,065	$(1,718,639)
Capital gain distributions from affiliated issuers	905,690	2,201,782	2,709,422	1,329,311
Net realized gain (loss)	$(30,701,671)	$(5,565,879)	$9,618,487	$(389,328)
Change in unrealized appreciation or depreciation
Affiliated issuers	$(127,278,066)	$(217,199,311)	$(169,964,692)	$(43,823,320)
Net realized and unrealized gain (loss)	$(157,979,737)	$(222,765,190)	$(160,346,205)	$(44,212,648)
Change in net assets from operations	$(117,844,069)	$(176,206,332)	$(133,046,034)	$(45,002,842)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 11/30/22 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$40,135,668	$46,558,858	$27,300,171	$(790,194)
Net realized gain (loss)	(30,701,671)	(5,565,879)	9,618,487	(389,328)
Net unrealized gain (loss)	(127,278,066)	(217,199,311)	(169,964,692)	(43,823,320)
Change in net assets from operations	$(117,844,069)	$(176,206,332)	$(133,046,034)	$(45,002,842)
Total distributions to shareholders	$(33,662,094)	$(39,174,982)	$—	$—
Change in net assets from fund share transactions	$(153,542,651)	$(61,801,283)	$(7,900,374)	$30,168,551
Total change in net assets	$(305,048,814)	$(277,182,597)	$(140,946,408)	$(14,834,291)
Net assets
At beginning of period	4,173,599,856	6,702,267,351	6,182,046,024	2,457,948,527
At end of period	$3,868,551,042	$6,425,084,754	$6,041,099,616	$2,443,114,236
Year ended 5/31/22	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$124,444,472	$214,421,199	$214,514,692	$78,617,916
Net realized gain (loss)	42,146,426	200,984,852	284,205,403	123,762,212
Net unrealized gain (loss)	(454,606,612)	(868,583,445)	(894,980,135)	(361,857,283)
Change in net assets from operations	$(288,015,714)	$(453,177,394)	$(396,260,040)	$(159,477,155)
Total distributions to shareholders	$(164,329,909)	$(402,198,738)	$(471,264,055)	$(176,765,468)
Change in net assets from fund share transactions	$444,927,773	$421,834,666	$483,753,606	$232,393,742
Total change in net assets	$(7,417,850)	$(433,541,466)	$(383,770,489)	$(103,848,881)
Net assets
At beginning of period	4,181,017,706	7,135,808,817	6,565,816,513	2,561,797,408
At end of period	$4,173,599,856	$6,702,267,351	$6,182,046,024	$2,457,948,527
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS CONSERVATIVE ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$16.53	$18.19	$15.98	$15.45	$15.50	$15.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.51	$0.26	$0.33	$0.35	$0.32
Net realized and unrealized gain (loss)	(0.61)	(1.50)	2.43	0.75	0.31	0.43
Total from investment operations	$(0.45)	$(0.99)	$2.69	$1.08	$0.66	$0.75
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.47)	$(0.27)	$(0.34)	$(0.35)	$(0.33)
From net realized gain	—	(0.20)	(0.21)	(0.21)	(0.36)	(0.35)
Total distributions declared to shareholders	$(0.14)	$(0.67)	$(0.48)	$(0.55)	$(0.71)	$(0.68)
Net asset value, end of period (x)	$15.94	$16.53	$18.19	$15.98	$15.45	$15.50
Total return (%) (r)(s)(t)(x)	(2.71)(n)	(5.80)	17.04	7.07	4.60	4.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35(a)	0.34	0.32	0.33	0.33	0.32
Expenses after expense reductions (h)	0.35(a)	0.34	0.32	0.33	0.33	0.32
Net investment income (loss) (l)	2.07(a)	2.83	1.51	2.05	2.30	2.05
Portfolio turnover	1(n)	9	6	12	4	6
Net assets at end of period (000 omitted)	$2,623,797	$2,760,128	$2,471,451	$1,417,121	$1,294,553	$1,321,127
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$16.44	$18.09	$15.89	$15.35	$15.40	$15.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.36	$0.13	$0.21	$0.24	$0.20
Net realized and unrealized gain (loss)	(0.60)	(1.49)	2.42	0.76	0.30	0.43
Total from investment operations	$(0.50)	$(1.13)	$2.55	$0.97	$0.54	$0.63
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.32)	$(0.14)	$(0.22)	$(0.23)	$(0.21)
From net realized gain	—	(0.20)	(0.21)	(0.21)	(0.36)	(0.35)
Total distributions declared to shareholders	$(0.07)	$(0.52)	$(0.35)	$(0.43)	$(0.59)	$(0.56)
Net asset value, end of period (x)	$15.87	$16.44	$18.09	$15.89	$15.35	$15.40
Total return (%) (r)(s)(t)(x)	(3.04)(n)	(6.53)	16.12	6.31	3.81	4.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10(a)	1.09	1.07	1.08	1.08	1.07
Expenses after expense reductions (h)	1.10(a)	1.09	1.07	1.08	1.08	1.07
Net investment income (loss) (l)	1.32(a)	2.02	0.79	1.32	1.56	1.31
Portfolio turnover	1(n)	9	6	12	4	6
Net assets at end of period (000 omitted)	$21,883	$28,023	$45,913	$63,965	$93,839	$116,669
	Six months ended	Year ended
Class C	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$16.24	$17.88	$15.71	$15.20	$15.25	$15.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.37	$0.14	$0.20	$0.23	$0.20
Net realized and unrealized gain (loss)	(0.60)	(1.48)	2.38	0.75	0.32	0.41
Total from investment operations	$(0.50)	$(1.11)	$2.52	$0.95	$0.55	$0.61
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.33)	$(0.14)	$(0.23)	$(0.24)	$(0.21)
From net realized gain	—	(0.20)	(0.21)	(0.21)	(0.36)	(0.35)
Total distributions declared to shareholders	$(0.07)	$(0.53)	$(0.35)	$(0.44)	$(0.60)	$(0.56)
Net asset value, end of period (x)	$15.67	$16.24	$17.88	$15.71	$15.20	$15.25
Total return (%) (r)(s)(t)(x)	(3.05)(n)	(6.50)	16.15	6.24	3.88	4.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10(a)	1.09	1.07	1.08	1.08	1.07
Expenses after expense reductions (h)	1.10(a)	1.09	1.07	1.08	1.08	1.07
Net investment income (loss) (l)	1.33(a)	2.07	0.80	1.30	1.55	1.31
Portfolio turnover	1(n)	9	6	12	4	6
Net assets at end of period (000 omitted)	$327,176	$392,290	$484,043	$542,274	$535,354	$571,300
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$16.71	$18.38	$16.14	$15.60	$15.64	$15.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.55	$0.31	$0.37	$0.40	$0.36
Net realized and unrealized gain (loss)	(0.62)	(1.51)	2.45	0.76	0.31	0.43
Total from investment operations	$(0.43)	$(0.96)	$2.76	$1.13	$0.71	$0.79
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.51)	$(0.31)	$(0.38)	$(0.39)	$(0.37)
From net realized gain	—	(0.20)	(0.21)	(0.21)	(0.36)	(0.35)
Total distributions declared to shareholders	$(0.16)	$(0.71)	$(0.52)	$(0.59)	$(0.75)	$(0.72)
Net asset value, end of period (x)	$16.12	$16.71	$18.38	$16.14	$15.60	$15.64
Total return (%) (r)(s)(t)(x)	(2.55)(n)	(5.57)	17.32	7.34	4.89	5.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10(a)	0.09	0.07	0.08	0.08	0.07
Expenses after expense reductions (h)	N/A	0.09	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	2.33(a)	3.06	1.79	2.30	2.58	2.32
Portfolio turnover	1(n)	9	6	12	4	6
Net assets at end of period (000 omitted)	$431,774	$508,191	$519,688	$400,869	$367,586	$358,866
	Six months ended	Year ended
Class R1	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$15.87	$17.49	$15.38	$14.89	$14.96	$14.92
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.35	$0.13	$0.20	$0.23	$0.20
Net realized and unrealized gain (loss)	(0.59)	(1.44)	2.34	0.73	0.30	0.41
Total from investment operations	$(0.49)	$(1.09)	$2.47	$0.93	$0.53	$0.61
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.33)	$(0.15)	$(0.23)	$(0.24)	$(0.22)
From net realized gain	—	(0.20)	(0.21)	(0.21)	(0.36)	(0.35)
Total distributions declared to shareholders	$(0.08)	$(0.53)	$(0.36)	$(0.44)	$(0.60)	$(0.57)
Net asset value, end of period (x)	$15.30	$15.87	$17.49	$15.38	$14.89	$14.96
Total return (%) (r)(s)(t)(x)	(3.09)(n)	(6.51)	16.18	6.27	3.83	4.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10(a)	1.09	1.07	1.08	1.08	1.07
Expenses after expense reductions (h)	N/A	1.09	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.33(a)	2.03	0.78	1.31	1.53	1.31
Portfolio turnover	1(n)	9	6	12	4	6
Net assets at end of period (000 omitted)	$10,448	$11,188	$13,269	$11,468	$11,465	$12,794
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$15.99	$17.62	$15.49	$14.99	$15.06	$15.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.44	$0.21	$0.28	$0.31	$0.28
Net realized and unrealized gain (loss)	(0.59)	(1.45)	2.36	0.74	0.30	0.40
Total from investment operations	$(0.45)	$(1.01)	$2.57	$1.02	$0.61	$0.68
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.42)	$(0.23)	$(0.31)	$(0.32)	$(0.29)
From net realized gain	—	(0.20)	(0.21)	(0.21)	(0.36)	(0.35)
Total distributions declared to shareholders	$(0.12)	$(0.62)	$(0.44)	$(0.52)	$(0.68)	$(0.64)
Net asset value, end of period (x)	$15.42	$15.99	$17.62	$15.49	$14.99	$15.06
Total return (%) (r)(s)(t)(x)	(2.81)(n)	(6.06)	16.75	6.81	4.34	4.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.60(a)	0.59	0.57	0.58	0.58	0.57
Expenses after expense reductions (h)	N/A	0.59	N/A	0.58	0.58	0.57
Net investment income (loss) (l)	1.83(a)	2.55	1.28	1.81	2.06	1.81
Portfolio turnover	1(n)	9	6	12	4	6
Net assets at end of period (000 omitted)	$43,867	$48,041	$54,728	$56,260	$64,220	$72,083
	Six months ended	Year ended
Class R3	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$16.37	$18.02	$15.84	$15.31	$15.37	$15.31
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.51	$0.26	$0.32	$0.35	$0.32
Net realized and unrealized gain (loss)	(0.60)	(1.50)	2.40	0.76	0.30	0.42
Total from investment operations	$(0.44)	$(0.99)	$2.66	$1.08	$0.65	$0.74
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.46)	$(0.27)	$(0.34)	$(0.35)	$(0.33)
From net realized gain	—	(0.20)	(0.21)	(0.21)	(0.36)	(0.35)
Total distributions declared to shareholders	$(0.14)	$(0.66)	$(0.48)	$(0.55)	$(0.71)	$(0.68)
Net asset value, end of period (x)	$15.79	$16.37	$18.02	$15.84	$15.31	$15.37
Total return (%) (r)(s)(t)(x)	(2.68)(n)	(5.81)	16.98	7.14	4.57	4.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35(a)	0.34	0.32	0.33	0.33	0.32
Expenses after expense reductions (h)	N/A	0.34	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	2.07(a)	2.84	1.53	2.06	2.33	2.05
Portfolio turnover	1(n)	9	6	12	4	6
Net assets at end of period (000 omitted)	$85,267	$91,528	$109,177	$95,119	$101,884	$112,696
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$16.55	$18.21	$15.99	$15.46	$15.51	$15.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.54	$0.31	$0.36	$0.41	$0.37
Net realized and unrealized gain (loss)	(0.61)	(1.49)	2.43	0.76	0.29	0.42
Total from investment operations	$(0.43)	$(0.95)	$2.74	$1.12	$0.70	$0.79
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.51)	$(0.31)	$(0.38)	$(0.39)	$(0.37)
From net realized gain	—	(0.20)	(0.21)	(0.21)	(0.36)	(0.35)
Total distributions declared to shareholders	$(0.16)	$(0.71)	$(0.52)	$(0.59)	$(0.75)	$(0.72)
Net asset value, end of period (x)	$15.96	$16.55	$18.21	$15.99	$15.46	$15.51
Total return (%) (r)(s)(t)(x)	(2.57)(n)	(5.57)	17.36	7.34	4.86	5.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10(a)	0.09	0.07	0.08	0.08	0.07
Expenses after expense reductions (h)	N/A	0.09	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	2.32(a)	3.00	1.77	2.29	2.65	2.36
Portfolio turnover	1(n)	9	6	12	4	6
Net assets at end of period (000 omitted)	$254,331	$267,840	$269,196	$234,301	$179,833	$196,658
	Six months ended	Year ended
Class R6	11/30/22 (unaudited)	5/31/22(i)
Net asset value, beginning of period	$16.71	$18.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.16
Net realized and unrealized gain (loss)	(0.62)	(1.39)
Total from investment operations	$(0.43)	$(1.23)
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.40)
From net realized gain	—	(0.20)
Total distributions declared to shareholders	$(0.16)	$(0.60)
Net asset value, end of period (x)	$16.12	$16.71
Total return (%) (r)(s)(t)(x)	(2.52)(n)	(6.95)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03(a)	0.04(a)
Expenses after expense reductions (h)	N/A	0.03(a)
Net investment income (loss) (l)	2.39(a)	1.44(a)
Portfolio turnover	1(n)	9
Net assets at end of period (000 omitted)	$70,008	$66,370

See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$19.22	$21.57	$18.02	$17.56	$17.88	$17.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.63	$0.25	$0.33	$0.37	$0.34
Net realized and unrealized gain (loss)	(0.63)	(1.79)	4.04	0.97	0.30	0.96
Total from investment operations	$(0.49)	$(1.16)	$4.29	$1.30	$0.67	$1.30
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.61)	$(0.24)	$(0.34)	$(0.37)	$(0.38)
From net realized gain	—	(0.58)	(0.50)	(0.50)	(0.62)	(0.41)
Total distributions declared to shareholders	$(0.12)	$(1.19)	$(0.74)	$(0.84)	$(0.99)	$(0.79)
Net asset value, end of period (x)	$18.61	$19.22	$21.57	$18.02	$17.56	$17.88
Total return (%) (r)(s)(t)(x)	(2.54)(n)	(5.96)	24.18	7.35	4.25	7.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35(a)	0.36	0.33	0.34	0.34	0.33
Expenses after expense reductions (h)	0.34(a)	0.35	0.33	0.34	0.34	0.33
Net investment income (loss) (l)	1.50(a)	2.99	1.23	1.79	2.09	1.93
Portfolio turnover	2(n)	11	7	8	2	2
Net assets at end of period (000 omitted)	$4,702,099	$4,812,425	$4,687,031	$3,173,202	$3,038,919	$3,071,863
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$18.93	$21.28	$17.79	$17.33	$17.65	$17.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.46	$0.10	$0.19	$0.24	$0.21
Net realized and unrealized gain (loss)	(0.61)	(1.76)	3.99	0.97	0.30	0.94
Total from investment operations	$(0.54)	$(1.30)	$4.09	$1.16	$0.54	$1.15
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.47)	$(0.10)	$(0.20)	$(0.24)	$(0.25)
From net realized gain	—	(0.58)	(0.50)	(0.50)	(0.62)	(0.41)
Total distributions declared to shareholders	$(0.04)	$(1.05)	$(0.60)	$(0.70)	$(0.86)	$(0.66)
Net asset value, end of period (x)	$18.35	$18.93	$21.28	$17.79	$17.33	$17.65
Total return (%) (r)(s)(t)(x)	(2.86)(n)	(6.67)	23.24	6.57	3.49	6.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10(a)	1.11	1.08	1.09	1.09	1.08
Expenses after expense reductions (h)	1.09(a)	1.10	1.08	1.09	1.09	1.08
Net investment income (loss) (l)	0.76(a)	2.20	0.50	1.05	1.36	1.19
Portfolio turnover	2(n)	11	7	8	2	2
Net assets at end of period (000 omitted)	$55,722	$69,914	$116,059	$149,969	$210,011	$256,958
	Six months ended	Year ended
Class C	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$18.76	$21.10	$17.65	$17.21	$17.53	$17.05
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.46	$0.10	$0.18	$0.23	$0.21
Net realized and unrealized gain (loss)	(0.61)	(1.75)	3.95	0.97	0.31	0.93
Total from investment operations	$(0.54)	$(1.29)	$4.05	$1.15	$0.54	$1.14
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.47)	$(0.10)	$(0.21)	$(0.24)	$(0.25)
From net realized gain	—	(0.58)	(0.50)	(0.50)	(0.62)	(0.41)
Total distributions declared to shareholders	$(0.04)	$(1.05)	$(0.60)	$(0.71)	$(0.86)	$(0.66)
Net asset value, end of period (x)	$18.18	$18.76	$21.10	$17.65	$17.21	$17.53
Total return (%) (r)(s)(t)(x)	(2.86)(n)	(6.66)	23.19	6.55	3.53	6.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10(a)	1.11	1.08	1.09	1.09	1.08
Expenses after expense reductions (h)	1.09(a)	1.10	1.08	1.09	1.09	1.08
Net investment income (loss) (l)	0.75(a)	2.22	0.53	1.04	1.34	1.20
Portfolio turnover	2(n)	11	7	8	2	2
Net assets at end of period (000 omitted)	$463,525	$537,508	$721,781	$874,127	$917,199	$990,317
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$19.55	$21.91	$18.29	$17.81	$18.12	$17.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.70	$0.30	$0.37	$0.42	$0.40
Net realized and unrealized gain (loss)	(0.64)	(1.82)	4.11	1.00	0.31	0.95
Total from investment operations	$(0.48)	$(1.12)	$4.41	$1.37	$0.73	$1.35
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.66)	$(0.29)	$(0.39)	$(0.42)	$(0.42)
From net realized gain	—	(0.58)	(0.50)	(0.50)	(0.62)	(0.41)
Total distributions declared to shareholders	$(0.14)	$(1.24)	$(0.79)	$(0.89)	$(1.04)	$(0.83)
Net asset value, end of period (x)	$18.93	$19.55	$21.91	$18.29	$17.81	$18.12
Total return (%) (r)(s)(t)(x)	(2.42)(n)	(5.69)	24.49	7.62	4.51	7.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10(a)	0.11	0.08	0.09	0.09	0.08
Expenses after expense reductions (h)	0.09(a)	0.10	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.75(a)	3.26	1.50	2.04	2.35	2.21
Portfolio turnover	2(n)	11	7	8	2	2
Net assets at end of period (000 omitted)	$421,764	$448,966	$476,798	$310,815	$275,276	$266,965
	Six months ended	Year ended
Class R1	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$18.27	$20.58	$17.23	$16.83	$17.17	$16.72
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.45	$0.09	$0.18	$0.23	$0.21
Net realized and unrealized gain (loss)	(0.58)	(1.70)	3.87	0.93	0.30	0.90
Total from investment operations	$(0.52)	$(1.25)	$3.96	$1.11	$0.53	$1.11
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.48)	$(0.11)	$(0.21)	$(0.25)	$(0.25)
From net realized gain	—	(0.58)	(0.50)	(0.50)	(0.62)	(0.41)
Total distributions declared to shareholders	$(0.05)	$(1.06)	$(0.61)	$(0.71)	$(0.87)	$(0.66)
Net asset value, end of period (x)	$17.70	$18.27	$20.58	$17.23	$16.83	$17.17
Total return (%) (r)(s)(t)(x)	(2.86)(n)	(6.65)	23.25	6.49	3.53	6.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10(a)	1.11	1.08	1.09	1.09	1.08
Expenses after expense reductions (h)	1.09(a)	1.10	N/A	1.09	1.09	N/A
Net investment income (loss) (l)	0.75(a)	2.21	0.49	1.03	1.37	1.21
Portfolio turnover	2(n)	11	7	8	2	2
Net assets at end of period (000 omitted)	$22,542	$25,035	$26,919	$24,120	$26,171	$27,412
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$18.72	$21.04	$17.59	$17.16	$17.49	$17.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.56	$0.20	$0.27	$0.32	$0.30
Net realized and unrealized gain (loss)	(0.61)	(1.74)	3.95	0.96	0.30	0.92
Total from investment operations	$(0.50)	$(1.18)	$4.15	$1.23	$0.62	$1.22
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.56)	$(0.20)	$(0.30)	$(0.33)	$(0.33)
From net realized gain	—	(0.58)	(0.50)	(0.50)	(0.62)	(0.41)
Total distributions declared to shareholders	$(0.09)	$(1.14)	$(0.70)	$(0.80)	$(0.95)	$(0.74)
Net asset value, end of period (x)	$18.13	$18.72	$21.04	$17.59	$17.16	$17.49
Total return (%) (r)(s)(t)(x)	(2.63)(n)	(6.20)	23.88	7.06	4.02	7.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.60(a)	0.61	0.58	0.59	0.59	0.58
Expenses after expense reductions (h)	0.59(a)	0.60	0.58	0.59	0.59	0.58
Net investment income (loss) (l)	1.26(a)	2.70	1.01	1.53	1.84	1.69
Portfolio turnover	2(n)	11	7	8	2	2
Net assets at end of period (000 omitted)	$96,897	$107,117	$128,654	$124,725	$136,699	$166,412
	Six months ended	Year ended
Class R3	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$19.04	$21.38	$17.86	$17.41	$17.74	$17.24
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.63	$0.25	$0.33	$0.37	$0.35
Net realized and unrealized gain (loss)	(0.62)	(1.78)	4.01	0.96	0.29	0.94
Total from investment operations	$(0.48)	$(1.15)	$4.26	$1.29	$0.66	$1.29
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.61)	$(0.24)	$(0.34)	$(0.37)	$(0.38)
From net realized gain	—	(0.58)	(0.50)	(0.50)	(0.62)	(0.41)
Total distributions declared to shareholders	$(0.12)	$(1.19)	$(0.74)	$(0.84)	$(0.99)	$(0.79)
Net asset value, end of period (x)	$18.44	$19.04	$21.38	$17.86	$17.41	$17.74
Total return (%) (r)(s)(t)(x)	(2.51)(n)	(5.97)	24.21	7.35	4.22	7.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35(a)	0.36	0.33	0.34	0.34	0.33
Expenses after expense reductions (h)	0.34(a)	0.35	N/A	N/A	0.34	0.33
Net investment income (loss) (l)	1.51(a)	2.97	1.24	1.83	2.09	1.95
Portfolio turnover	2(n)	11	7	8	2	2
Net assets at end of period (000 omitted)	$176,124	$196,975	$250,644	$219,996	$270,597	$312,677
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$19.20	$21.55	$18.00	$17.54	$17.86	$17.36
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.69	$0.30	$0.37	$0.44	$0.39
Net realized and unrealized gain (loss)	(0.62)	(1.80)	4.04	0.98	0.28	0.94
Total from investment operations	$(0.46)	$(1.11)	$4.34	$1.35	$0.72	$1.33
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.66)	$(0.29)	$(0.39)	$(0.42)	$(0.42)
From net realized gain	—	(0.58)	(0.50)	(0.50)	(0.62)	(0.41)
Total distributions declared to shareholders	$(0.14)	$(1.24)	$(0.79)	$(0.89)	$(1.04)	$(0.83)
Net asset value, end of period (x)	$18.60	$19.20	$21.55	$18.00	$17.54	$17.86
Total return (%) (r)(s)(t)(x)	(2.36)(n)	(5.74)	24.50	7.62	4.52	7.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10(a)	0.11	0.08	0.09	0.09	0.08
Expenses after expense reductions (h)	0.09(a)	0.10	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.75(a)	3.24	1.49	2.04	2.50	2.21
Portfolio turnover	2(n)	11	7	8	2	2
Net assets at end of period (000 omitted)	$275,104	$296,478	$334,080	$252,825	$210,597	$280,436
	Six months ended	Year ended
Class R6	11/30/22 (unaudited)	5/31/22(i)
Net asset value, beginning of period	$19.55	$22.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.15
Net realized and unrealized gain (loss)	(0.64)	(1.67)
Total from investment operations	$(0.47)	$(1.52)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.57)
From net realized gain	—	(0.58)
Total distributions declared to shareholders	$(0.15)	$(1.15)
Net asset value, end of period (x)	$18.93	$19.55
Total return (%) (r)(s)(t)(x)	(2.38)(n)	(7.39)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03(a)	0.03(a)
Expenses after expense reductions (h)	0.02(a)	0.02(a)
Net investment income (loss) (l)	1.82(a)	1.12(a)
Portfolio turnover	2(n)	11
Net assets at end of period (000 omitted)	$211,307	$207,850

See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$23.06	$26.18	$20.57	$20.26	$20.87	$19.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.83	$0.23	$0.33	$0.38	$0.36
Net realized and unrealized gain (loss)	(0.59)	(2.10)	6.25	1.03	0.21	1.66
Total from investment operations	$(0.49)	$(1.27)	$6.48	$1.36	$0.59	$2.02
Less distributions declared to shareholders
From net investment income	$—	$(0.83)	$(0.23)	$(0.34)	$(0.39)	$(0.40)
From net realized gain	—	(1.02)	(0.64)	(0.71)	(0.81)	(0.59)
Total distributions declared to shareholders	$—	$(1.85)	$(0.87)	$(1.05)	$(1.20)	$(0.99)
Net asset value, end of period (x)	$22.57	$23.06	$26.18	$20.57	$20.26	$20.87
Total return (%) (r)(s)(t)(x)	(2.12)(n)	(5.64)	31.90	6.41	3.58	10.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36(a)	0.37	0.35	0.36	0.36	0.35
Expenses after expense reductions (h)	0.34(a)	0.35	0.35	0.35	0.35	0.35
Net investment income (loss) (l)	0.96(a)	3.24	0.96	1.57	1.87	1.72
Portfolio turnover	1(n)	11	7	4	3	2
Net assets at end of period (000 omitted)	$4,304,161	$4,361,480	$4,279,764	$2,944,439	$2,852,131	$2,852,681
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$22.92	$25.99	$20.39	$20.08	$20.65	$19.64
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.63	$0.05	$0.17	$0.23	$0.20
Net realized and unrealized gain (loss)	(0.59)	(2.10)	6.21	1.00	0.23	1.64
Total from investment operations	$(0.57)	$(1.47)	$6.26	$1.17	$0.46	$1.84
Less distributions declared to shareholders
From net investment income	$—	$(0.58)	$(0.02)	$(0.15)	$(0.22)	$(0.24)
From net realized gain	—	(1.02)	(0.64)	(0.71)	(0.81)	(0.59)
Total distributions declared to shareholders	$—	$(1.60)	$(0.66)	$(0.86)	$(1.03)	$(0.83)
Net asset value, end of period (x)	$22.35	$22.92	$25.99	$20.39	$20.08	$20.65
Total return (%) (r)(s)(t)(x)	(2.49)(n)	(6.36)	30.98	5.56	2.85	9.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11(a)	1.12	1.10	1.11	1.11	1.10
Expenses after expense reductions (h)	1.09(a)	1.10	1.10	1.10	1.10	1.10
Net investment income (loss) (l)	0.22(a)	2.46	0.23	0.83	1.13	0.98
Portfolio turnover	1(n)	11	7	4	3	2
Net assets at end of period (000 omitted)	$57,662	$69,836	$109,514	$126,962	$177,893	$214,832
	Six months ended	Year ended
Class C	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$22.55	$25.63	$20.12	$19.85	$20.43	$19.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.62	$0.06	$0.17	$0.23	$0.20
Net realized and unrealized gain (loss)	(0.58)	(2.07)	6.12	0.99	0.22	1.62
Total from investment operations	$(0.56)	$(1.45)	$6.18	$1.16	$0.45	$1.82
Less distributions declared to shareholders
From net investment income	$—	$(0.61)	$(0.03)	$(0.18)	$(0.22)	$(0.24)
From net realized gain	—	(1.02)	(0.64)	(0.71)	(0.81)	(0.59)
Total distributions declared to shareholders	$—	$(1.63)	$(0.67)	$(0.89)	$(1.03)	$(0.83)
Net asset value, end of period (x)	$21.99	$22.55	$25.63	$20.12	$19.85	$20.43
Total return (%) (r)(s)(t)(x)	(2.48)(n)	(6.39)	30.98	5.56	2.84	9.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11(a)	1.12	1.10	1.11	1.11	1.10
Expenses after expense reductions (h)	1.09(a)	1.10	1.10	1.10	1.10	1.10
Net investment income (loss) (l)	0.22(a)	2.46	0.26	0.82	1.13	1.00
Portfolio turnover	1(n)	11	7	4	3	2
Net assets at end of period (000 omitted)	$440,783	$490,305	$638,016	$694,541	$714,230	$764,750
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$23.33	$26.47	$20.78	$20.45	$21.06	$20.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.91	$0.29	$0.38	$0.44	$0.42
Net realized and unrealized gain (loss)	(0.59)	(2.13)	6.33	1.05	0.21	1.66
Total from investment operations	$(0.46)	$(1.22)	$6.62	$1.43	$0.65	$2.08
Less distributions declared to shareholders
From net investment income	$—	$(0.90)	$(0.29)	$(0.39)	$(0.45)	$(0.45)
From net realized gain	—	(1.02)	(0.64)	(0.71)	(0.81)	(0.59)
Total distributions declared to shareholders	$—	$(1.92)	$(0.93)	$(1.10)	$(1.26)	$(1.04)
Net asset value, end of period (x)	$22.87	$23.33	$26.47	$20.78	$20.45	$21.06
Total return (%) (r)(s)(t)(x)	(1.97)(n)	(5.44)	32.24	6.69	3.84	10.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11(a)	0.12	0.10	0.11	0.11	0.10
Expenses after expense reductions (h)	0.09(a)	0.10	0.10	0.10	0.10	N/A
Net investment income (loss) (l)	1.21(a)	3.50	1.23	1.80	2.13	1.99
Portfolio turnover	1(n)	11	7	4	3	2
Net assets at end of period (000 omitted)	$410,400	$421,692	$434,119	$294,213	$237,232	$195,227
	Six months ended	Year ended
Class R1	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$21.97	$25.02	$19.69	$19.42	$20.02	$19.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.62	$0.05	$0.16	$0.23	$0.19
Net realized and unrealized gain (loss)	(0.56)	(2.02)	5.98	0.98	0.21	1.59
Total from investment operations	$(0.54)	$(1.40)	$6.03	$1.14	$0.44	$1.78
Less distributions declared to shareholders
From net investment income	$—	$(0.63)	$(0.06)	$(0.16)	$(0.23)	$(0.24)
From net realized gain	—	(1.02)	(0.64)	(0.71)	(0.81)	(0.59)
Total distributions declared to shareholders	$—	$(1.65)	$(0.70)	$(0.87)	$(1.04)	$(0.83)
Net asset value, end of period (x)	$21.43	$21.97	$25.02	$19.69	$19.42	$20.02
Total return (%) (r)(s)(t)(x)	(2.46)(n)	(6.38)	30.91	5.59	2.85	9.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11(a)	1.12	1.10	1.11	1.11	1.10
Expenses after expense reductions (h)	1.09(a)	1.10	1.10	1.10	1.10	N/A
Net investment income (loss) (l)	0.21(a)	2.53	0.21	0.82	1.18	0.96
Portfolio turnover	1(n)	11	7	4	3	2
Net assets at end of period (000 omitted)	$17,853	$18,598	$21,519	$19,543	$23,326	$30,764
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$22.44	$25.52	$20.06	$19.78	$20.39	$19.41
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.75	$0.17	$0.27	$0.33	$0.30
Net realized and unrealized gain (loss)	(0.58)	(2.05)	6.10	1.00	0.21	1.61
Total from investment operations	$(0.50)	$(1.30)	$6.27	$1.27	$0.54	$1.91
Less distributions declared to shareholders
From net investment income	$—	$(0.76)	$(0.17)	$(0.28)	$(0.34)	$(0.34)
From net realized gain	—	(1.02)	(0.64)	(0.71)	(0.81)	(0.59)
Total distributions declared to shareholders	$—	$(1.78)	$(0.81)	$(0.99)	$(1.15)	$(0.93)
Net asset value, end of period (x)	$21.94	$22.44	$25.52	$20.06	$19.78	$20.39
Total return (%) (r)(s)(t)(x)	(2.23)(n)	(5.89)	31.62	6.12	3.34	9.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.61(a)	0.62	0.60	0.61	0.61	0.60
Expenses after expense reductions (h)	0.59(a)	0.60	0.60	0.60	0.60	0.60
Net investment income (loss) (l)	0.72(a)	2.97	0.72	1.30	1.64	1.46
Portfolio turnover	1(n)	11	7	4	3	2
Net assets at end of period (000 omitted)	$112,877	$122,694	$142,619	$123,459	$138,541	$160,632
	Six months ended	Year ended
Class R3	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$22.83	$25.93	$20.37	$20.08	$20.69	$19.68
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.82	$0.23	$0.33	$0.39	$0.36
Net realized and unrealized gain (loss)	(0.59)	(2.07)	6.20	1.01	0.20	1.64
Total from investment operations	$(0.49)	$(1.25)	$6.43	$1.34	$0.59	$2.00
Less distributions declared to shareholders
From net investment income	$—	$(0.83)	$(0.23)	$(0.34)	$(0.39)	$(0.40)
From net realized gain	—	(1.02)	(0.64)	(0.71)	(0.81)	(0.59)
Total distributions declared to shareholders	$—	$(1.85)	$(0.87)	$(1.05)	$(1.20)	$(0.99)
Net asset value, end of period (x)	$22.34	$22.83	$25.93	$20.37	$20.08	$20.69
Total return (%) (r)(s)(t)(x)	(2.15)(n)	(5.64)	31.94	6.35	3.59	10.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36(a)	0.37	0.35	0.36	0.36	0.35
Expenses after expense reductions (h)	0.34(a)	0.35	0.35	0.35	0.35	0.35
Net investment income (loss) (l)	0.97(a)	3.22	0.98	1.59	1.90	1.75
Portfolio turnover	1(n)	11	7	4	3	2
Net assets at end of period (000 omitted)	$125,720	$140,484	$170,541	$147,888	$170,299	$202,407
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$23.05	$26.17	$20.55	$20.24	$20.86	$19.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.91	$0.29	$0.38	$0.44	$0.39
Net realized and unrealized gain (loss)	(0.59)	(2.11)	6.26	1.03	0.20	1.67
Total from investment operations	$(0.46)	$(1.20)	$6.55	$1.41	$0.64	$2.06
Less distributions declared to shareholders
From net investment income	$—	$(0.90)	$(0.29)	$(0.39)	$(0.45)	$(0.45)
From net realized gain	—	(1.02)	(0.64)	(0.71)	(0.81)	(0.59)
Total distributions declared to shareholders	$—	$(1.92)	$(0.93)	$(1.10)	$(1.26)	$(1.04)
Net asset value, end of period (x)	$22.59	$23.05	$26.17	$20.55	$20.24	$20.86
Total return (%) (r)(s)(t)(x)	(2.00)(n)	(5.43)	32.26	6.66	3.83	10.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11(a)	0.12	0.11	0.11	0.11	0.10
Expenses after expense reductions (h)	0.09(a)	0.10	0.10	0.10	0.10	N/A
Net investment income (loss) (l)	1.21(a)	3.52	1.23	1.81	2.16	1.90
Portfolio turnover	1(n)	11	7	4	3	2
Net assets at end of period (000 omitted)	$322,516	$328,631	$360,879	$264,076	$232,530	$230,032
	Six months ended	Year ended
Class R6	11/30/22 (unaudited)	5/31/22(i)
Net asset value, beginning of period	$23.35	$27.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.12
Net realized and unrealized gain (loss)	(0.60)	(1.87)
Total from investment operations	$(0.46)	$(1.75)
Less distributions declared to shareholders
From net investment income	$—	$(0.90)
From net realized gain	—	(1.02)
Total distributions declared to shareholders	$—	$(1.92)
Net asset value, end of period (x)	$22.89	$23.35
Total return (%) (r)(s)(t)(x)	(1.97)(n)	(7.27)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.04(a)	0.04(a)
Expenses after expense reductions (h)	0.02(a)	0.02(a)
Net investment income (loss) (l)	1.28(a)	0.75(a)
Portfolio turnover	1(n)	11
Net assets at end of period (000 omitted)	$249,128	$228,326

See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$27.39	$31.03	$23.23	$22.94	$23.63	$21.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.92	$0.14	$0.28	$0.34	$0.30
Net realized and unrealized gain (loss)	(0.50)	(2.46)	8.66	1.18	0.16	2.47
Total from investment operations	$(0.51)	$(1.54)	$8.80	$1.46	$0.50	$2.77
Less distributions declared to shareholders
From net investment income	$—	$(0.94)	$(0.15)	$(0.29)	$(0.34)	$(0.32)
From net realized gain	—	(1.16)	(0.85)	(0.88)	(0.85)	(0.62)
Total distributions declared to shareholders	$—	$(2.10)	$(1.00)	$(1.17)	$(1.19)	$(0.94)
Net asset value, end of period (x)	$26.88	$27.39	$31.03	$23.23	$22.94	$23.63
Total return (%) (r)(s)(t)(x)	(1.86)(n)	(5.78)	38.35	5.97	2.82	12.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.39(a)	0.39	0.40	0.41	0.40	0.39
Expenses after expense reductions (h)	0.38(a)	0.38	0.38	0.38	0.38	0.38
Net investment income (loss) (l)	(0.05)(a)	3.02	0.50	1.18	1.47	1.30
Portfolio turnover	2(n)	13	7	6	5	2
Net assets at end of period (000 omitted)	$1,424,211	$1,424,073	$1,386,555	$928,555	$869,146	$859,070
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$26.90	$30.47	$22.88	$22.60	$23.26	$21.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)	$0.69	$(0.06)	$0.10	$0.17	$0.13
Net realized and unrealized gain (loss)	(0.49)	(2.44)	8.50	1.15	0.17	2.43
Total from investment operations	$(0.59)	$(1.75)	$8.44	$1.25	$0.34	$2.56
Less distributions declared to shareholders
From net investment income	$—	$(0.66)	$—	$(0.09)	$(0.15)	$(0.14)
From net realized gain	—	(1.16)	(0.85)	(0.88)	(0.85)	(0.62)
Total distributions declared to shareholders	$—	$(1.82)	$(0.85)	$(0.97)	$(1.00)	$(0.76)
Net asset value, end of period (x)	$26.31	$26.90	$30.47	$22.88	$22.60	$23.26
Total return (%) (r)(s)(t)(x)	(2.19)(n)	(6.48)	37.30	5.18	2.03	12.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.14(a)	1.14	1.15	1.16	1.15	1.14
Expenses after expense reductions (h)	1.13(a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss) (l)	(0.80)(a)	2.27	(0.22)	0.44	0.73	0.57
Portfolio turnover	2(n)	13	7	6	5	2
Net assets at end of period (000 omitted)	$24,209	$27,855	$40,147	$41,016	$52,512	$61,264
	Six months ended	Year ended
Class C	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$26.51	$30.09	$22.61	$22.36	$23.02	$21.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)	$0.67	$(0.05)	$0.09	$0.16	$0.13
Net realized and unrealized gain (loss)	(0.48)	(2.39)	8.38	1.15	0.18	2.40
Total from investment operations	$(0.58)	$(1.72)	$8.33	$1.24	$0.34	$2.53
Less distributions declared to shareholders
From net investment income	$—	$(0.70)	$—	$(0.11)	$(0.15)	$(0.15)
From net realized gain	—	(1.16)	(0.85)	(0.88)	(0.85)	(0.62)
Total distributions declared to shareholders	$—	$(1.86)	$(0.85)	$(0.99)	$(1.00)	$(0.77)
Net asset value, end of period (x)	$25.93	$26.51	$30.09	$22.61	$22.36	$23.02
Total return (%) (r)(s)(t)(x)	(2.19)(n)	(6.47)	37.26	5.20	2.04	11.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.14(a)	1.14	1.14	1.16	1.15	1.14
Expenses after expense reductions (h)	1.13(a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss) (l)	(0.80)(a)	2.27	(0.20)	0.41	0.72	0.58
Portfolio turnover	2(n)	13	7	6	5	2
Net assets at end of period (000 omitted)	$224,519	$232,876	$264,940	$234,144	$221,719	$227,357
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$27.96	$31.62	$23.65	$23.33	$24.02	$22.14
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$1.00	$0.22	$0.35	$0.39	$0.37
Net realized and unrealized gain (loss)	(0.51)	(2.48)	8.80	1.20	0.17	2.51
Total from investment operations	$(0.48)	$(1.48)	$9.02	$1.55	$0.56	$2.88
Less distributions declared to shareholders
From net investment income	$—	$(1.02)	$(0.20)	$(0.35)	$(0.40)	$(0.38)
From net realized gain	—	(1.16)	(0.85)	(0.88)	(0.85)	(0.62)
Total distributions declared to shareholders	$—	$(2.18)	$(1.05)	$(1.23)	$(1.25)	$(1.00)
Net asset value, end of period (x)	$27.48	$27.96	$31.62	$23.65	$23.33	$24.02
Total return (%) (r)(s)(t)(x)	(1.72)(n)	(5.52)	38.67	6.24	3.05	13.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.14(a)	0.14	0.15	0.16	0.15	0.14
Expenses after expense reductions (h)	0.13(a)	0.13	0.13	0.13	0.13	0.13
Net investment income (loss) (l)	0.20(a)	3.22	0.78	1.46	1.67	1.58
Portfolio turnover	2(n)	13	7	6	5	2
Net assets at end of period (000 omitted)	$241,299	$240,621	$241,144	$178,491	$167,527	$142,897
	Six months ended	Year ended
Class R1	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$26.07	$29.60	$22.25	$22.00	$22.69	$20.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)	$0.69	$(0.06)	$0.09	$0.15	$0.12
Net realized and unrealized gain (loss)	(0.48)	(2.37)	8.26	1.13	0.18	2.37
Total from investment operations	$(0.58)	$(1.68)	$8.20	$1.22	$0.33	$2.49
Less distributions declared to shareholders
From net investment income	$—	$(0.69)	$—	$(0.09)	$(0.17)	$(0.15)
From net realized gain	—	(1.16)	(0.85)	(0.88)	(0.85)	(0.62)
Total distributions declared to shareholders	$—	$(1.85)	$(0.85)	$(0.97)	$(1.02)	$(0.77)
Net asset value, end of period (x)	$25.49	$26.07	$29.60	$22.25	$22.00	$22.69
Total return (%) (r)(s)(t)(x)	(2.22)(n)	(6.46)	37.28	5.21	2.03	11.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.14(a)	1.14	1.14	1.16	1.15	1.14
Expenses after expense reductions (h)	1.13(a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss) (l)	(0.80)(a)	2.34	(0.24)	0.40	0.69	0.53
Portfolio turnover	2(n)	13	7	6	5	2
Net assets at end of period (000 omitted)	$15,231	$15,536	$18,496	$14,484	$17,093	$17,228
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$26.71	$30.30	$22.71	$22.44	$23.13	$21.36
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.83	$0.07	$0.21	$0.28	$0.25
Net realized and unrealized gain (loss)	(0.48)	(2.40)	8.44	1.16	0.16	2.40
Total from investment operations	$(0.52)	$(1.57)	$8.51	$1.37	$0.44	$2.65
Less distributions declared to shareholders
From net investment income	$—	$(0.86)	$(0.07)	$(0.22)	$(0.28)	$(0.26)
From net realized gain	—	(1.16)	(0.85)	(0.88)	(0.85)	(0.62)
Total distributions declared to shareholders	$—	$(2.02)	$(0.92)	$(1.10)	$(1.13)	$(0.88)
Net asset value, end of period (x)	$26.19	$26.71	$30.30	$22.71	$22.44	$23.13
Total return (%) (r)(s)(t)(x)	(1.95)(n)	(6.01)	37.93	5.73	2.56	12.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.64(a)	0.64	0.65	0.66	0.65	0.64
Expenses after expense reductions (h)	0.63(a)	0.63	0.63	0.63	0.63	0.63
Net investment income (loss) (l)	(0.30)(a)	2.76	0.27	0.91	1.23	1.09
Portfolio turnover	2(n)	13	7	6	5	2
Net assets at end of period (000 omitted)	$52,597	$55,975	$65,485	$55,453	$63,038	$70,426
	Six months ended	Year ended
Class R3	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$27.15	$30.76	$23.04	$22.75	$23.44	$21.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.91	$0.15	$0.29	$0.34	$0.30
Net realized and unrealized gain (loss)	(0.50)	(2.43)	8.56	1.17	0.15	2.45
Total from investment operations	$(0.51)	$(1.52)	$8.71	$1.46	$0.49	$2.75
Less distributions declared to shareholders
From net investment income	$—	$(0.93)	$(0.14)	$(0.29)	$(0.33)	$(0.32)
From net realized gain	—	(1.16)	(0.85)	(0.88)	(0.85)	(0.62)
Total distributions declared to shareholders	$—	$(2.09)	$(0.99)	$(1.17)	$(1.18)	$(0.94)
Net asset value, end of period (x)	$26.64	$27.15	$30.76	$23.04	$22.75	$23.44
Total return (%) (r)(s)(t)(x)	(1.88)(n)	(5.75)	38.28	6.00	2.78	12.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.39(a)	0.39	0.40	0.41	0.40	0.39
Expenses after expense reductions (h)	0.38(a)	0.38	0.38	0.38	0.38	0.38
Net investment income (loss) (l)	(0.05)(a)	3.00	0.54	1.20	1.48	1.33
Portfolio turnover	2(n)	13	7	6	5	2
Net assets at end of period (000 omitted)	$84,513	$91,223	$105,120	$87,315	$97,866	$137,905
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$27.52	$31.15	$23.32	$23.01	$23.71	$21.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$1.02	$0.21	$0.34	$0.39	$0.35
Net realized and unrealized gain (loss)	(0.51)	(2.47)	8.67	1.20	0.16	2.49
Total from investment operations	$(0.48)	$(1.45)	$8.88	$1.54	$0.55	$2.84
Less distributions declared to shareholders
From net investment income	$—	$(1.02)	$(0.20)	$(0.35)	$(0.40)	$(0.38)
From net realized gain	—	(1.16)	(0.85)	(0.88)	(0.85)	(0.62)
Total distributions declared to shareholders	$—	$(2.18)	$(1.05)	$(1.23)	$(1.25)	$(1.00)
Net asset value, end of period (x)	$27.04	$27.52	$31.15	$23.32	$23.01	$23.71
Total return (%) (r)(s)(t)(x)	(1.74)(n)	(5.51)	38.61	6.29	3.05	13.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.14(a)	0.14	0.15	0.16	0.15	0.14
Expenses after expense reductions (h)	0.13(a)	0.13	0.13	0.13	0.13	0.13
Net investment income (loss) (l)	0.20(a)	3.31	0.77	1.44	1.69	1.53
Portfolio turnover	2(n)	13	7	6	5	2
Net assets at end of period (000 omitted)	$178,802	$183,201	$200,635	$137,680	$109,384	$91,311
	Six months ended	Year ended
Class R6	11/30/22 (unaudited)	5/31/22(i)
Net asset value, beginning of period	$27.97	$32.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.01
Net realized and unrealized gain (loss)	(0.52)	(2.12)
Total from investment operations	$(0.48)	$(2.11)
Less distributions declared to shareholders
From net investment income	$—	$(1.04)
From net realized gain	—	(1.16)
Total distributions declared to shareholders	$—	$(2.20)
Net asset value, end of period (x)	$27.49	$27.97
Total return (%) (r)(s)(t)(x)	(1.72)(n)	(7.35)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05(a)	0.08(a)
Expenses after expense reductions (h)	0.04(a)	0.05(a)
Net investment income (loss) (l)	0.29(a)	0.05(a)
Portfolio turnover	2(n)	13
Net assets at end of period (000 omitted)	$197,734	$186,590

See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are

Notes to Financial Statements (unaudited) - continued
generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Financial Instruments
Mutual Funds	$3,865,698,989	$—	$—	$3,865,698,989
MFS Moderate Allocation Fund
Financial Instruments
Mutual Funds	$6,423,098,226	$—	$—	$6,423,098,226
MFS Growth Allocation Fund
Financial Instruments
Mutual Funds	$6,037,505,758	$—	$—	$6,037,505,758

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
MFS Aggressive Growth Allocation Fund
Financial Instruments
Mutual Funds	$2,442,373,770	$—	$—	$2,442,373,770
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/22	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$130,737,104	$243,876,428	$237,936,259	$92,864,812
Long-term capital gains	33,592,805	158,322,310	233,327,796	83,900,656
Total distributions	$164,329,909	$402,198,738	$471,264,055	$176,765,468

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/22	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$3,392,235,605	$4,929,700,814	$3,981,362,387	$1,480,941,248
Gross appreciation	720,289,997	1,871,587,615	2,250,538,838	976,307,524
Gross depreciation	(246,826,613)	(378,190,203)	(194,395,467)	(14,875,002)
Net unrealized appreciation (depreciation)	$473,463,384	$1,493,397,412	$2,056,143,371	$961,432,522
As of 5/31/22
Undistributed ordinary income	11,083,062	14,291,680	7,703,797	—
Undistributed long-term capital gain	28,675,917	90,776,492	118,651,932	56,835,283
Post-October capital loss deferral	—	—	—	(1,955,297)
Late year ordinary loss deferral	—	—	—	(2,250,675)
Net unrealized appreciation (depreciation)	604,061,464	1,717,458,641	2,128,112,301	1,005,255,842
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/22	Year Ended 5/31/22 (i)	Six Months Ended 11/30/22	Year Ended 5/31/22 (i)	Six Months Ended 11/30/22	Year Ended 5/31/22 (i)	Six Months Ended 11/30/22	Year Ended 5/31/22 (i)
Class A	$22,933,011	$103,815,228	$29,290,785	$276,567,034	$—	$319,597,176	$—	$98,862,321
Class B	106,115	1,042,785	126,068	4,499,766	—	5,492,859	—	2,062,940
Class C	1,658,118	13,721,590	1,133,041	32,006,084	—	36,297,415	—	15,834,763
Class I	4,588,610	21,657,438	3,147,982	28,009,118	—	32,588,097	—	17,809,105
Class R1	54,340	389,398	59,740	1,381,570	—	1,300,149	—	1,027,487
Class R2	343,020	1,861,528	519,746	6,454,199	—	9,351,146	—	4,123,946
Class R3	749,840	4,011,626	1,171,025	13,005,624	—	11,541,626	—	6,811,884
Class R4	2,547,671	10,300,331	2,136,677	18,863,008	—	26,880,368	—	14,448,809
Class R6	681,369	15,372	1,589,918	33,821	—	27,228	—	5,690
Class 529A	—	6,591,833	—	18,455,392	—	24,828,235	—	14,466,884
Class 529B	—	102,684	—	321,991	—	532,633	—	120,341
Class 529C	—	820,096	—	2,601,131	—	2,827,123	—	1,191,298
Total	$33,662,094	$164,329,909	$39,174,982	$402,198,738	$—	$471,264,055	$—	$176,765,468
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the following funds’ operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed the following rates annually of these fund’s average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	0.10%	0.10%	0.10%	0.13%
Class B	0.10%	0.10%	0.10%	0.13%
Class C	0.10%	0.10%	0.10%	0.13%
Class I	0.10%	0.10%	0.10%	0.13%
Class R1	0.10%	0.10%	0.10%	0.13%
Class R2	0.10%	0.10%	0.10%	0.13%
Class R3	0.10%	0.10%	0.10%	0.13%
Class R4	0.10%	0.10%	0.10%	0.13%
Class R6	0.03%	0.02%	0.02%	0.05%
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until September 30, 2023. For the six months ended November 30, 2022, these reductions amounted to $351,444 for the MFS Moderate Allocation Fund, $533,806 for the MFS Growth Allocation Fund, and $164,676 for the MFS Aggressive Growth Allocation Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations. For the six months ended November 30, 2022, the MFS Conservative Allocation Fund's actual operating expenses did not exceed the limit described above and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2022, as its portion of the initial sales charge on sales of Class A shares of each fund:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$93,811	$238,524	$413,992	$212,534
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$3,281,115
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	5,742,687
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	5,173,001
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	1,684,783
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$120,940
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	303,100
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	303,816
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	122,967

Notes to Financial Statements (unaudited) - continued
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$1,754,744
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,413,387
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,219,241
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,081,248
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$52,547
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	114,883
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	87,423
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	72,829
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$110,734
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	247,394
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	279,158
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	128,106
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$107,123
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	226,035
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	160,798
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	104,192
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$5,427,203	$9,047,486	$8,223,437	$3,194,125
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2022, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$180	$481	$1,416	$327
Class B	19	11	5	7
Class C	27	12	66	106
Class R2	—	60	96	—

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2022, were as follows:
CDSC Imposed	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$332,636	$170,946	$114,802	$40,638
Class B	9,615	12,948	13,587	2,781
Class C	27,769	30,411	28,010	17,930
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended November 30, 2022, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Expenses paid	$152,469	$353,127	$451,274	$237,325
Annual percentage of average daily net assets	0.0078%	0.0111%	0.0154%	0.0204%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$1,363,086	$2,204,214	$2,286,997	$1,098,974
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2022 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Percentage of average daily net assets	0.0004%	0.0003%	0.0003%	0.0008%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On September 29, 2021, MFS purchased the following fund shares as an initial investment in the class:
Fund	Class	Shares	Amount
MFS Conservative Allocation Fund	Class R6	2,697	$50,000
MFS Moderate Allocation Fund	Class R6	2,250	50,000
MFS Growth Allocation Fund	Class R6	1,850	50,000
MFS Aggressive Growth Allocation Fund	Class R6	1,549	50,000
On August 3, 2022, MFS redeemed the following fund shares:
Fund	Class	Shares	Amount
MFS Conservative Allocation Fund	Class R6	2,795	$46,285
MFS Moderate Allocation Fund	Class R6	2,375	45,909
MFS Growth Allocation Fund	Class R6	1,983	45,708
MFS Aggressive Growth Allocation Fund	Class R6	1,654	45,568

Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended November 30, 2022, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$45,297,147	$109,752,083	$86,923,353	$62,472,366
Sales	$240,146,366	$223,128,950	$106,331,490	$37,041,166
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six Months Ended 11/30/22		Year ended 5/31/22 (i)		Six Months Ended 11/30/22		Year ended 5/31/22 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	18,992,211	$ 298,652,785	67,679,957	$ 1,221,314,304	24,562,506	$ 446,289,461	64,087,563	$ 1,359,111,133
Class B	14,566	228,509	93,027	1,665,420	18,983	340,340	36,785	762,264
Class C	777,562	12,054,953	4,830,361	86,218,196	1,333,495	23,686,976	4,234,381	87,982,540
Class I	2,517,798	40,047,514	11,090,692	201,830,274	2,818,265	51,474,418	5,790,239	125,696,224
Class R1	47,658	722,404	126,121	2,165,139	71,366	1,232,826	148,640	3,003,937
Class R2	205,721	3,139,483	802,943	13,797,950	362,565	6,438,979	1,100,525	22,278,112
Class R3	359,692	5,578,809	1,835,554	32,616,119	466,687	8,392,559	2,001,055	41,362,889
Class R4	1,157,768	18,286,048	5,579,880	98,938,943	1,430,960	25,920,962	3,178,768	66,866,175
Class R6	775,085	12,368,097	4,011,762	66,084,891	1,277,696	23,810,684	10,755,093	205,732,457
Class 529A	—	—	7,021,015	124,154,124	—	—	7,030,533	145,839,839
Class 529B	—	—	59,317	1,058,613	—	—	54,771	1,158,960
Class 529C	—	—	619,502	11,001,161	—	—	501,716	10,539,056
	24,848,061	$391,078,602	103,750,131	$1,860,845,134	32,342,523	$587,587,205	98,920,069	$2,070,333,586
Shares issued to shareholders in reinvestment of distributions
Class A	1,436,938	$ 22,189,105	5,509,883	$ 100,451,582	1,608,520	$ 28,491,162	12,475,152	$ 268,574,303
Class B	6,776	104,202	55,157	1,004,048	7,087	123,467	207,077	4,400,978
Class C	104,884	1,592,438	735,835	13,226,348	63,650	1,099,111	1,477,992	31,133,054
Class I	252,144	3,936,546	993,915	18,297,574	148,323	2,671,882	1,084,011	23,712,133
Class R1	3,666	54,340	22,170	389,398	3,551	59,740	67,341	1,381,570
Class R2	22,354	334,071	102,661	1,813,555	30,012	517,840	306,461	6,431,465
Class R3	49,033	749,798	222,035	4,011,206	66,712	1,170,907	609,638	13,005,624
Class R4	145,002	2,240,941	492,350	8,976,215	95,794	1,694,278	697,878	15,003,351
Class R6	43,676	681,369	878	15,372	88,276	1,589,918	1,640	33,821
Class 529A	—	—	353,307	6,399,773	—	—	846,016	18,099,800
Class 529B	—	—	5,727	102,348	—	—	15,125	317,806
Class 529C	—	—	44,437	789,847	—	—	122,704	2,551,571
	2,064,473	$31,882,810	8,538,355	$155,477,266	2,111,925	$37,418,305	17,911,035	$384,645,476

Notes to Financial Statements (unaudited) - continued
	MFS Conservative Allocation Fund − continued				MFS Moderate Allocation Fund − continued
	Six Months Ended 11/30/22		Year ended 5/31/22 (i)		Six Months Ended 11/30/22		Year ended 5/31/22 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(22,866,491)	$(358,055,587)	(42,044,231)	$ (749,032,903)	(23,957,125)	$(432,322,018)	(43,477,163)	$ (912,895,376)
Class B	(346,945)	(5,399,255)	(981,518)	(17,507,879)	(681,856)	(12,148,911)	(2,004,737)	(41,816,299)
Class C	(4,162,024)	(63,954,311)	(8,473,584)	(148,571,403)	(4,546,215)	(80,138,599)	(11,266,526)	(232,666,725)
Class I	(6,398,862)	(101,148,646)	(9,942,137)	(174,501,245)	(3,657,602)	(67,116,345)	(5,662,496)	(121,101,541)
Class R1	(73,808)	(1,107,872)	(201,826)	(3,392,524)	(171,352)	(2,970,111)	(153,547)	(3,078,840)
Class R2	(388,117)	(5,862,744)	(1,007,115)	(17,330,569)	(769,769)	(13,454,949)	(1,800,271)	(36,971,719)
Class R3	(600,230)	(9,392,474)	(2,523,982)	(43,995,048)	(1,327,308)	(23,618,446)	(3,990,332)	(82,425,614)
Class R4	(1,555,283)	(24,493,511)	(4,668,604)	(83,521,684)	(2,172,340)	(39,508,755)	(3,940,095)	(82,866,417)
Class R6	(447,767)	(7,089,663)	(40,640)	(679,766)	(837,693)	(15,528,659)	(123,363)	(2,401,071)
Class 529A	—	—	(17,226,421)	(286,120,415)	—	—	(23,331,934)	(443,822,099)
Class 529B	—	—	(262,623)	(4,524,684)	—	—	(381,081)	(7,643,019)
Class 529C	—	—	(2,466,975)	(42,216,507)	—	—	(3,305,962)	(65,455,676)
	(36,839,527)	$(576,504,063)	(89,839,656)	$(1,571,394,627)	(38,121,260)	$(686,806,793)	(99,437,507)	$(2,033,144,396)
Net change
Class A	(2,437,342)	$ (37,213,697)	31,145,609	$ 572,732,983	2,213,901	$ 42,458,605	33,085,552	$ 714,790,060
Class B	(325,603)	(5,066,544)	(833,334)	(14,838,411)	(655,786)	(11,685,104)	(1,760,875)	(36,653,057)
Class C	(3,279,578)	(50,306,920)	(2,907,388)	(49,126,859)	(3,149,070)	(55,352,512)	(5,554,153)	(113,551,131)
Class I	(3,628,920)	(57,164,586)	2,142,470	45,626,603	(691,014)	(12,970,045)	1,211,754	28,306,816
Class R1	(22,484)	(331,128)	(53,535)	(837,987)	(96,435)	(1,677,545)	62,434	1,306,667
Class R2	(160,042)	(2,389,190)	(101,511)	(1,719,064)	(377,192)	(6,498,130)	(393,285)	(8,262,142)
Class R3	(191,505)	(3,063,867)	(466,393)	(7,367,723)	(793,909)	(14,054,980)	(1,379,639)	(28,057,101)
Class R4	(252,513)	(3,966,522)	1,403,626	24,393,474	(645,586)	(11,893,515)	(63,449)	(996,891)
Class R6	370,994	5,959,803	3,972,000	65,420,497	528,279	9,871,943	10,633,370	203,365,207
Class 529A	—	—	(9,852,099)	(155,566,518)	—	—	(15,455,385)	(279,882,460)
Class 529B	—	—	(197,579)	(3,363,723)	—	—	(311,185)	(6,166,253)
Class 529C	—	—	(1,803,036)	(30,425,499)	—	—	(2,681,542)	(52,365,049)
	(9,926,993)	$(153,542,651)	22,448,830	$444,927,773	(3,666,812)	$(61,801,283)	17,393,597	$421,834,666
	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/22		Year ended 5/31/22 (i)		Six Months Ended 11/30/22		Year ended 5/31/22 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	16,677,461	$ 361,588,133	42,486,620	$ 1,089,837,005	4,927,256	$ 126,226,293	12,227,052	$ 371,603,360
Class B	10,354	228,032	16,966	431,802	1,814	43,591	3,830	120,168
Class C	1,250,763	26,495,481	3,167,900	79,542,973	832,989	20,573,482	2,034,053	59,961,959
Class I	1,969,963	43,215,449	4,398,105	114,910,801	1,237,067	32,973,605	2,976,116	92,283,196
Class R1	44,826	923,427	164,341	3,928,779	39,999	975,754	85,168	2,449,701
Class R2	282,308	5,973,281	936,936	22,514,274	143,275	3,593,359	484,136	14,072,406
Class R3	295,121	6,373,044	1,400,278	35,173,792	270,632	6,861,310	663,636	19,830,110
Class R4	1,263,188	27,669,549	2,448,459	63,516,154	655,098	17,016,488	1,342,716	41,535,284
Class R6	1,430,210	31,895,414	9,810,608	221,561,239	678,247	17,799,557	6,695,872	180,042,173
Class 529A	—	—	5,009,586	125,064,969	—	—	1,945,476	58,222,496
Class 529B	—	—	18,369	474,433	—	—	919	27,627
Class 529C	—	—	238,070	6,028,200	—	—	70,856	2,121,609
	23,224,194	$504,361,810	70,096,238	$1,762,984,421	8,786,377	$226,063,439	28,529,830	$842,270,089

Notes to Financial Statements (unaudited) - continued
	MFS Growth Allocation Fund − continued				MFS Aggressive Growth Allocation Fund − continued
	Six Months Ended 11/30/22		Year ended 5/31/22 (i)		Six Months Ended 11/30/22		Year ended 5/31/22 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	12,000,801	$ 312,260,853	—	$ —	3,087,985	$ 96,345,134
Class B	—	—	206,595	5,361,134	—	—	66,577	2,046,565
Class C	—	—	1,400,635	35,758,201	—	—	511,180	15,488,749
Class I	—	—	1,109,514	29,191,324	—	—	470,323	14,965,686
Class R1	—	—	52,257	1,300,149	—	—	34,491	1,027,487
Class R2	—	—	368,587	9,343,689	—	—	135,389	4,123,946
Class R3	—	—	448,045	11,541,626	—	—	220,307	6,811,884
Class R4	—	—	895,617	23,277,073	—	—	423,080	13,246,638
Class R6	—	—	1,035	27,227	—	—	179	5,690
Class 529A	—	—	952,223	24,538,771	—	—	463,564	14,342,681
Class 529B	—	—	20,809	531,680	—	—	3,968	120,314
Class 529C	—	—	111,480	2,800,278	—	—	39,442	1,173,784
	—	$—	17,567,598	$455,932,005	—	$—	5,456,485	$169,698,558
Shares reacquired
Class A	(15,134,557)	$(327,690,791)	(28,783,172)	$ (733,349,747)	(3,940,921)	$(100,867,758)	(8,015,329)	$ (243,001,870)
Class B	(477,568)	(10,248,752)	(1,390,197)	(35,406,190)	(116,873)	(2,917,715)	(352,686)	(10,532,362)
Class C	(2,949,553)	(62,339,022)	(7,723,646)	(194,063,690)	(955,843)	(23,574,526)	(2,566,060)	(75,602,980)
Class I	(2,096,794)	(45,932,101)	(3,835,578)	(98,174,500)	(1,060,940)	(27,835,258)	(2,466,759)	(73,773,013)
Class R1	(58,074)	(1,194,102)	(230,239)	(5,645,494)	(38,453)	(933,043)	(148,576)	(4,406,606)
Class R2	(604,884)	(12,551,824)	(1,425,828)	(35,217,718)	(230,046)	(5,670,449)	(685,380)	(20,121,709)
Class R3	(823,067)	(17,844,353)	(2,269,886)	(56,210,144)	(459,043)	(11,709,923)	(941,107)	(28,192,601)
Class R4	(1,244,344)	(27,260,921)	(2,876,306)	(72,971,374)	(700,592)	(18,191,015)	(1,548,611)	(46,551,128)
Class R6	(326,525)	(7,200,318)	(31,672)	(734,488)	(158,576)	(4,195,201)	(23,945)	(671,629)
Class 529A	—	—	(19,450,265)	(438,339,175)	—	—	(9,405,661)	(250,775,106)
Class 529B	—	—	(383,865)	(9,333,936)	—	—	(88,666)	(2,545,589)
Class 529C	—	—	(2,335,240)	(55,716,364)	—	—	(834,437)	(23,400,312)
	(23,715,366)	$(512,262,184)	(70,735,894)	$(1,735,162,820)	(7,661,287)	$(195,894,888)	(27,077,217)	$(779,574,905)
Net change
Class A	1,542,904	$ 33,897,342	25,704,249	$ 668,748,111	986,335	$ 25,358,535	7,299,708	$ 224,946,624
Class B	(467,214)	(10,020,720)	(1,166,636)	(29,613,254)	(115,059)	(2,874,124)	(282,279)	(8,365,629)
Class C	(1,698,790)	(35,843,541)	(3,155,111)	(78,762,516)	(122,854)	(3,001,044)	(20,827)	(152,272)
Class I	(126,831)	(2,716,652)	1,672,041	45,927,625	176,127	5,138,347	979,680	33,475,869
Class R1	(13,248)	(270,675)	(13,641)	(416,566)	1,546	42,711	(28,917)	(929,418)
Class R2	(322,576)	(6,578,543)	(120,305)	(3,359,755)	(86,771)	(2,077,090)	(65,855)	(1,925,357)
Class R3	(527,946)	(11,471,309)	(421,563)	(9,494,726)	(188,411)	(4,848,613)	(57,164)	(1,550,607)
Class R4	18,844	408,628	467,770	13,821,853	(45,494)	(1,174,527)	217,185	8,230,794
Class R6	1,103,685	24,695,096	9,779,971	220,853,978	519,671	13,604,356	6,672,106	179,376,234
Class 529A	—	—	(13,488,456)	(288,735,435)	—	—	(6,996,621)	(178,209,929)
Class 529B	—	—	(344,687)	(8,327,823)	—	—	(83,779)	(2,397,648)
Class 529C	—	—	(1,985,690)	(46,887,886)	—	—	(724,139)	(20,104,919)
	(491,172)	$(7,900,374)	16,927,942	$483,753,606	1,125,090	$30,168,551	6,909,098	$232,393,742
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
Effective June 1, 2019, purchases of each fund's Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022.

Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2022, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$9,804	$15,532	$14,214	$5,821
Interest Expense	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
	MFS Conservative Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$83,079,130	$6,115,049	$3,249,464	$(42,223)	$(11,304,608)	$74,597,884
MFS Emerging Markets Debt Fund	83,643,879	3,245,515	3,728,451	(1,101,914)	(3,707,890)	78,351,139
MFS Emerging Markets Debt Local Currency Fund (a)	83,343,589	2,685,728	4,055,661	(2,371,341)	(1,615,314)	77,987,001
MFS Global Opportunistic Bond Fund (a)	287,935,623	3,272,439	16,032,338	(4,304,968)	(3,731,202)	267,139,554
MFS Global Real Estate Fund	84,318,651	5,909,194	2,262,719	(424,628)	(8,736,628)	78,803,870
MFS Government Securities Fund	409,673,533	7,849,464	17,216,322	(3,061,170)	(18,575,445)	378,670,060
MFS Growth Fund	247,247,275	5,438,290	8,908,034	(2,233,858)	(6,567,996)	234,975,677
MFS High Income Fund	169,119,202	4,493,622	12,644,905	(2,328,305)	(5,987,956)	152,651,658
MFS Inflation-Adjusted Bond Fund	410,899,456	20,761,142	16,832,136	(2,888,577)	(34,274,668)	377,665,217
MFS Institutional Money Market Portfolio	7,733,465	97,147,848	94,365,151	1,136	51	10,517,349
MFS International Growth Fund	63,110,627	370,621	3,856,488	(660,991)	1,576,401	60,540,170
MFS International Intrinsic Value Fund	62,794,817	781,739	2,794,678	(785,608)	118,750	60,115,020
MFS International Large Cap Value Fund	63,383,869	1,542,157	3,678,631	(707,316)	(186,963)	60,353,116
MFS Limited Maturity Fund	411,792,685	8,270,250	36,555,503	(2,871,832)	(7,062,400)	373,573,200
MFS Mid Cap Growth Fund	165,518,903	777,756	10,153,109	(2,931,707)	5,204,407	158,416,250
MFS Mid Cap Value Fund	171,691,951	651,644	14,132,132	1,932,358	(2,700,462)	157,443,359
MFS New Discovery Fund	41,090,110	274,317	2,092,785	(1,418,239)	1,267,808	39,121,211
MFS New Discovery Value Fund	42,809,500	1,755,062	3,350,348	(416,261)	(1,404,624)	39,393,329
MFS Research Fund	256,826,968	109,891	21,004,116	(2,766,136)	2,861,207	236,027,814
MFS Research International Fund	147,472,537	3,277,566	6,465,683	(813,230)	(2,721,809)	140,749,381
MFS Total Return Bond Fund	619,252,579	13,292,797	24,648,148	(5,439,025)	(30,493,704)	571,964,499
MFS Value Fund	255,701,666	2,633,827	26,484,715	4,026,474	764,979	236,642,231
	$4,168,440,015	$190,655,918	$334,511,517	$(31,607,361)	$(127,278,066)	$3,865,698,989

Notes to Financial Statements (unaudited) - continued
	MFS Conservative Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	2,130,010	—
MFS Emerging Markets Debt Local Currency Fund (a)	1,796,078	—
MFS Global Opportunistic Bond Fund (a)	2,222,530	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	4,147,634	—
MFS Growth Fund	—	—
MFS High Income Fund	4,136,564	—
MFS Inflation-Adjusted Bond Fund	16,195,926	—
MFS Institutional Money Market Portfolio	117,478	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS Limited Maturity Fund	4,490,859	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	588,010	905,690
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	9,122,417	—
MFS Value Fund	2,475,204	—
	$47,422,710	$905,690

Notes to Financial Statements (unaudited) - continued
	MFS Moderate Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$210,700,131	$8,283,011	$6,981,245	$(387,882)	$(28,308,985)	$183,305,030
MFS Emerging Markets Debt Fund	200,428,491	8,731,688	3,356,502	(1,199,913)	(10,244,669)	194,359,095
MFS Emerging Markets Debt Local Currency Fund (a)	133,760,968	5,101,389	3,830,455	(2,302,738)	(4,036,384)	128,692,780
MFS Emerging Markets Equity Fund	66,622,912	4,376,167	573,917	(290,891)	(3,871,018)	66,263,253
MFS Global Opportunistic Bond Fund (a)	330,921,434	4,990,104	14,375,531	(4,108,631)	(5,127,719)	312,299,657
MFS Global Real Estate Fund	203,024,043	15,678,336	1,321,266	(259,429)	(21,752,927)	195,368,757
MFS Government Securities Fund	660,526,138	14,351,734	23,065,709	(4,063,770)	(30,988,041)	616,760,352
MFS Growth Fund	514,962,048	19,875,327	2,884,883	(780,953)	(18,038,203)	513,133,336
MFS High Income Fund	271,874,741	7,051,784	14,674,108	(3,139,515)	(10,318,264)	250,794,638
MFS Inflation-Adjusted Bond Fund	464,531,396	24,839,278	15,170,309	(2,496,508)	(39,678,415)	432,025,442
MFS Institutional Money Market Portfolio	5,161,027	87,968,452	86,734,677	(1,108)	267	6,393,961
MFS International Growth Fund	134,460,460	940,425	2,694,748	(661,202)	2,992,486	135,037,421
MFS International Intrinsic Value Fund	131,563,973	4,405,111	1,691,212	(528,257)	(544,161)	133,205,454
MFS International Large Cap Value Fund	136,048,402	4,401,872	3,711,855	(693,672)	(828,541)	135,216,206
MFS International New Discovery Fund	66,744,542	2,225,748	856,983	(291,088)	(1,375,703)	66,446,516
MFS Mid Cap Growth Fund	450,283,906	5,684,389	5,086,023	(1,448,454)	7,923,255	457,357,073
MFS Mid Cap Value Fund	485,841,457	645,654	25,805,392	12,950,228	(15,118,134)	458,513,813
MFS New Discovery Fund	95,346,143	2,214,759	851,445	(605,267)	285,051	96,389,241
MFS New Discovery Value Fund	103,507,549	3,708,498	4,289,717	(430,911)	(3,915,783)	98,579,636
MFS Research Fund	548,401,577	136,890	29,118,334	(4,662,542)	4,693,569	519,451,160
MFS Research International Fund	336,749,493	12,267,360	5,905,030	(1,293,624)	(5,928,433)	335,889,766
MFS Total Return Bond Fund	597,146,048	14,810,616	17,819,043	(3,880,057)	(30,935,222)	559,322,342
MFS Value Fund	551,193,371	5,439,981	39,065,241	12,808,523	(2,083,337)	528,293,297
	$6,699,800,250	$258,128,573	$309,863,625	$(7,767,661)	$(217,199,311)	$6,423,098,226

Notes to Financial Statements (unaudited) - continued
	MFS Moderate Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	5,171,996	—
MFS Emerging Markets Debt Local Currency Fund (a)	2,905,130	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund (a)	2,572,482	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	6,732,457	—
MFS Growth Fund	—	—
MFS High Income Fund	6,726,339	—
MFS Inflation-Adjusted Bond Fund	18,399,355	—
MFS Institutional Money Market Portfolio	66,268	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	1,429,485	2,201,782
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	8,870,809	—
MFS Value Fund	5,398,204	—
	$58,272,525	$2,201,782

Notes to Financial Statements (unaudited) - continued
	MFS Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$271,870,893	$2,374,355	$9,717,963	$(589,858)	$(36,111,429)	$227,825,998
MFS Emerging Markets Debt Fund	183,237,446	8,417,654	1,502,792	(548,564)	(9,917,159)	179,686,585
MFS Emerging Markets Debt Local Currency Fund (a)	122,656,283	4,849,182	1,553,498	(940,375)	(4,812,922)	120,198,670
MFS Emerging Markets Equity Fund	120,509,064	6,195,529	14,677	(6,367)	(7,648,055)	119,035,494
MFS Global Opportunistic Bond Fund (a)	182,689,616	2,864,311	4,237,205	(1,321,260)	(3,716,598)	176,278,864
MFS Global Real Estate Fund	248,747,533	7,248,026	87,071	2,210	(27,625,555)	228,285,143
MFS Growth Fund	587,441,178	17,552,824	948,886	(200,949)	(21,608,691)	582,235,476
MFS High Income Fund	250,545,543	6,528,124	6,704,970	(1,490,983)	(10,752,017)	238,125,697
MFS Inflation-Adjusted Bond Fund	306,605,869	14,701,193	6,344,236	(968,027)	(26,876,680)	287,118,119
MFS Institutional Money Market Portfolio	9,163,193	70,152,544	71,584,924	(773)	518	7,730,558
MFS International Growth Fund	184,773,980	1,782,115	1,877,910	(296,881)	3,639,742	188,021,046
MFS International Intrinsic Value Fund	179,999,861	5,671,676	641,664	(171,691)	(1,340,368)	183,517,814
MFS International Large Cap Value Fund	188,054,381	3,716,864	1,994,198	(295,417)	(1,859,623)	187,622,007
MFS International New Discovery Fund	121,814,970	2,991,650	193,272	(69,782)	(3,064,093)	121,479,473
MFS Mid Cap Growth Fund	523,762,248	12,416,927	815,168	(222,178)	8,157,392	543,299,221
MFS Mid Cap Value Fund	577,903,960	97,585	17,500,390	7,723,165	(9,321,565)	558,902,755
MFS New Discovery Fund	113,656,895	4,900,786	36,483	(25,684)	(268,001)	118,227,513
MFS New Discovery Value Fund	127,317,535	4,484,726	2,890,775	(184,240)	(4,989,466)	123,737,780
MFS Research Fund	627,776,569	—	16,711,949	(2,861,495)	3,728,867	611,931,992
MFS Research International Fund	431,585,030	9,884,062	1,715,223	(395,884)	(9,295,260)	430,062,725
MFS Total Return Bond Fund	182,878,819	4,769,469	3,138,431	(694,299)	(9,993,043)	173,822,515
MFS Value Fund	637,635,658	6,251,673	27,704,729	10,468,397	3,709,314	630,360,313
	$6,180,626,524	$197,851,275	$177,916,414	$6,909,065	$(169,964,692)	$6,037,505,758

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	4,750,288	—
MFS Emerging Markets Debt Local Currency Fund (a)	2,681,016	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund (a)	1,433,328	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	—
MFS High Income Fund	6,271,855	—
MFS Inflation-Adjusted Bond Fund	12,178,666	—
MFS Institutional Money Market Portfolio	104,785	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	1,759,064	2,709,422
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	2,740,066	—
MFS Value Fund	6,251,673	—
	$38,170,741	$2,709,422

Notes to Financial Statements (unaudited) - continued
	MFS Aggressive Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$128,366,427	$7,565,987	$4,261,377	$(120,977)	$(17,501,339)	$114,048,721
MFS Emerging Markets Equity Fund	74,019,796	4,716,517	557,673	(239,784)	(4,433,881)	73,504,975
MFS Global Real Estate Fund	122,877,985	8,259,220	98,096	(10,631)	(13,514,840)	117,513,638
MFS Growth Fund	285,251,490	10,795,616	2,451,376	(599,936)	(9,683,709)	283,312,085
MFS Institutional Money Market Portfolio	3,096,144	42,043,436	42,826,492	(404)	46	2,312,730
MFS International Growth Fund	122,862,802	2,471,838	1,266,266	(265,723)	2,466,537	126,269,188
MFS International Intrinsic Value Fund	121,197,148	4,889,425	618,543	(181,558)	(806,714)	124,479,758
MFS International Large Cap Value Fund	123,538,274	5,364,506	1,010,637	(188,574)	(1,063,866)	126,639,703
MFS International New Discovery Fund	97,747,463	3,471,636	216,411	(78,392)	(2,432,932)	98,491,364
MFS Mid Cap Growth Fund	237,643,119	4,012,344	2,832,104	(846,804)	4,400,024	242,376,579
MFS Mid Cap Value Fund	250,933,890	876,820	4,820,563	1,228,443	(1,775,731)	246,442,859
MFS New Discovery Fund	59,162,678	1,378,581	629,003	(450,597)	290,330	59,751,989
MFS New Discovery Value Fund	62,354,074	2,578,500	896,379	(108,226)	(2,376,379)	61,551,590
MFS Research Fund	272,828,655	342,411	7,439,196	(1,371,561)	1,725,510	266,085,819
MFS Research International Fund	196,713,758	7,929,835	722,664	(179,292)	(4,124,674)	199,616,963
MFS Value Fund	299,536,142	2,956,869	9,220,877	1,695,377	5,008,298	299,975,809
	$2,458,129,845	$109,653,541	$79,867,657	$(1,718,639)	$(43,823,320)	$2,442,373,770

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	—
MFS Institutional Money Market Portfolio	27,713	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	863,041	1,329,311
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Value Fund	2,945,388	—
	$3,836,142	$1,329,311
(a)	Amounts reflect the impact of a return of capital distribution adjustment which has the effect of reducing dividend income and increasing realized gain (loss) and/or change in unrealized appreciation (depreciation).
(8)  LIBOR Transition
Certain of each fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by each fund and certain other contractual arrangements of each fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on each fund's performance. With respect to each fund's accounting for investments, including investments in certain debt instruments and

Notes to Financial Statements (unaudited) - continued
derivatives, as well as borrowings by each fund and any other contractual arrangements of each fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the funds to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the funds of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of each fund’s assets and thus each fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the funds.

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
MFS Conservative Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement - continued
MFS Moderate Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe.
MFS Growth Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe.
MFS Aggressive Growth Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2021 relative to the Broadridge performance universe.
General
Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”).
In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class I shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees considered that MFS currently observes expense limitations for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund, each of which may not be changed without the Trustees’ approval. The Trustees also considered that according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year), the total expense ratio for each of MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, and MFS Growth Allocation Fund was lower than the Broadridge expense group median and the total expense ratio for MFS Moderate Allocation Fund was approximately at the Broadridge expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreement - continued
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
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Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Semiannual Report
November 30, 2022
MFS®  Managed Wealth Fund
MGW-SEM

MFS® Managed Wealth Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility has ebbed and flowed, driven largely by the market’s focus on the potential for shifts in the trajectory of central bank policy.
There are, however, encouraging signs for the markets. China recently significantly relaxed its zero-COVID policy, and while cases there have increased dramatically, the hope is that an earlier economic reopening may be achieved once the current wave of infections subsides. Meanwhile, unemployment is low and global supply chain bottlenecks are easing. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
January 13, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS International Equity Fund	30.8%
	MFS Growth Fund	30.7%
	MFS Value Fund	30.7%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 16 22		(23.8)%
	Mini MSCI EAFE Index Future DEC 16 22		(23.9)%
	Mini Russell 1000 Value Index Future DEC 16 22		(24.0)%
Net Equity Exposure				20.5%
	Russell 2000 Index Option 1700.00 PUT DEC 16 22		(0.1)%
	Russell 2000 Index Option 1600.00 PUT MAR 17 23		(0.2)%
Russell Index Option PUT(s)				(0.3)%
	Standard & Poor's 500 Index Option 3500.00 PUT DEC 16 22		(0.1)%
	Standard & Poor's 500 Index Option 3000.00 PUT JUN 16 23		(0.3)%
Standard & Poors Index Option PUT(s)				(0.4)%
Downside Hedge(s)				(0.7)%
Net Equivalent Equity Exposure		92.2%	(72.4)%	19.8%
Limited Maturity U.S. Treasury Notes				6.4%
Cash	Cash & Cash Equivalents (d)			1.5%
	Other (e)			72.3%
Total Net Exposure Summary				100.0%
2

Portfolio Composition - continued
Top ten holdings (c)(i)
Microsoft Corp.	3.6%
Amazon.com, Inc.	1.7%
Alphabet, Inc., “A”	1.7%
Apple, Inc.	1.6%
Nestle S.A.	1.6%
Thermo Fisher Scientific, Inc.	1.3%
Aon PLC	1.2%
Mini Russell 1000 Growth Future DEC 16 22	(23.8)%
Mini MSCI EAFE Index Future DEC 16 22	(23.9)%
Mini Russell 1000 Value Index Future DEC 16 22	(24.0)%
(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions.
(i)	For purposes of this presentation, the components include a look-through to the individual holdings within the underlying affiliated funds.
Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of November 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2022 through November 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2022 through November 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/22	Ending Account Value 11/30/22	Expenses Paid During Period (p) 6/01/22-11/30/22
A	Actual	0.93%	$1,000.00	$1,008.00	$4.68
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
B	Actual	1.67%	$1,000.00	$1,003.71	$8.39
	Hypothetical (h)	1.67%	$1,000.00	$1,016.70	$8.44
C	Actual	1.67%	$1,000.00	$1,003.72	$8.39
	Hypothetical (h)	1.67%	$1,000.00	$1,016.70	$8.44
I	Actual	0.67%	$1,000.00	$1,008.85	$3.37
	Hypothetical (h)	0.67%	$1,000.00	$1,021.71	$3.40
R1	Actual	1.67%	$1,000.00	$1,003.70	$8.39
	Hypothetical (h)	1.67%	$1,000.00	$1,016.70	$8.44
R2	Actual	1.17%	$1,000.00	$1,006.28	$5.88
	Hypothetical (h)	1.17%	$1,000.00	$1,019.20	$5.92
R3	Actual	0.92%	$1,000.00	$1,007.10	$4.63
	Hypothetical (h)	0.92%	$1,000.00	$1,020.46	$4.66
R4	Actual	0.67%	$1,000.00	$1,008.85	$3.37
	Hypothetical (h)	0.67%	$1,000.00	$1,021.71	$3.40
R6	Actual	0.60%	$1,000.00	$1,009.73	$3.02
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.01% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
5

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 6.4%
U.S. Treasury Obligations – 6.4%
U.S. Treasury Notes, 1.625%, 12/15/2022 (f)	$1,000,000	$999,277
U.S. Treasury Notes, 0.5%, 3/15/2023 (f)	1,000,000	988,622
U.S. Treasury Notes, 1.375%, 6/30/2023 (f)	1,000,000	980,977
U.S. Treasury Notes, 1.375%, 9/30/2023 (f)	1,000,000	972,461
U.S. Treasury Notes, 0.75%, 12/31/2023	1,000,000	958,477
U.S. Treasury Notes, 2.25%, 3/31/2024	1,000,000	969,609
Total Bonds (Identified Cost, $5,993,962)		$5,869,423
Investment Companies (h) – 95.3%
International Stock Funds – 30.8%
MFS International Equity Fund - Class R6	967,538	$28,242,429
U.S. Stock Funds – 61.4%
MFS Growth Fund - Class R6	196,101	$28,175,749
MFS Value Fund - Class R6	539,377	28,090,764
		$56,266,513
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 3.67% (v)	2,848,294	$2,848,294
Total Investment Companies (Identified Cost, $60,113,569)		$87,357,236

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Russell 2000 Index – December 2022 @ $1,700	Put	Exchange Traded	$ 1,131,946	6	$1,476
Russell 2000 Index – March 2023 @ $1,600	Put	Exchange Traded	1,131,946	6	15,480
S&P 500 Index – December 2022 @ $3,500	Put	Exchange Traded	4,080,110	10	1,510
S&P 500 Index – June 2023 @ $3,000	Put	Exchange Traded	4,080,110	10	33,100
Total Purchased Options (Premiums Paid, $288,970)					$51,566

Other Assets, Less Liabilities – (1.8)%	(1,657,383)
Net Assets – 100.0%	$91,620,842
6

Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $87,357,236 and $5,920,989, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Derivative Contracts at 11/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Mini Russell 1000 Growth Index	Short	USD	186	$21,769,440	December – 2022	$375,684
Liability Derivatives
Equity Futures
Mini MSCI EAFE Index	Short	USD	221	$21,876,790	December – 2022	$(1,859,315)
Mini Russell 1000 Value Index	Short	USD	281	21,979,820	December – 2022	(843,437)
						$(2,702,752)
At November 30, 2022, the fund had liquid securities with an aggregate value of $3,895,990 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
7

Financial Statements
Statement of Assets and Liabilities
At 11/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $6,282,932)	$5,920,989
Investments in affiliated issuers, at value (identified cost, $60,113,569)	87,357,236
Receivables for
Investments sold	57,779
Fund shares sold	65,478
Interest	23,634
Receivable from investment adviser	3,758
Total assets	$93,428,874
Liabilities
Payable to custodian	$997
Payables for
Net daily variation margin on open futures contracts	1,687,150
Fund shares reacquired	33,205
Payable to affiliates
Administrative services fee	129
Shareholder servicing costs	24,877
Distribution and service fees	250
Payable for independent Trustees' compensation	38
Accrued expenses and other liabilities	61,386
Total liabilities	$1,808,032
Net assets	$91,620,842
Net assets consist of
Paid-in capital	$89,455,198
Total distributable earnings (loss)	2,165,644
Net assets	$91,620,842
Shares of beneficial interest outstanding	8,052,599
8

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,568,492	402,948	$11.34
Class B	80,348	7,416	10.83
Class C	3,245,030	301,078	10.78
Class I	76,294,517	6,689,860	11.40
Class R1	56,209	5,187	10.84
Class R2	58,330	5,198	11.22
Class R3	59,355	5,228	11.35
Class R4	60,413	5,297	11.40
Class R6	7,198,148	630,387	11.42

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.03 [100 / 94.25 x $11.34]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
9

Financial Statements
Statement of Operations
Six months ended 11/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends from affiliated issuers	$333,125
Interest	45,712
Other	24
Total investment income	$378,861
Expenses
Management fee	$163,307
Distribution and service fees	24,783
Shareholder servicing costs	38,845
Administrative services fee	12,264
Independent Trustees' compensation	1,902
Custodian fee	6,354
Shareholder communications	6,058
Audit and tax fees	24,040
Legal fees	241
Registration fees	64,574
Miscellaneous	27,371
Total expenses	$369,739
Reduction of expenses by investment adviser	(33,007)
Net expenses	$336,732
Net investment income (loss)	$42,129
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(9,221)
Affiliated issuers	2,496,317
Futures contracts	3,385,226
Net realized gain (loss)	$5,872,322
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(252,206)
Affiliated issuers	(2,262,782)
Futures contracts	(2,783,026)
Net unrealized gain (loss)	$(5,298,014)
Net realized and unrealized gain (loss)	$574,308
Change in net assets from operations	$616,437
See Notes to Financial Statements
10

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22
Change in net assets
From operations
Net investment income (loss)	$42,129	$564,356
Net realized gain (loss)	5,872,322	6,634,967
Net unrealized gain (loss)	(5,298,014)	(9,257,549)
Change in net assets from operations	$616,437	$(2,058,226)
Total distributions to shareholders	$—	$(151,087)
Change in net assets from fund share transactions	$(12,689,743)	$(27,822,282)
Total change in net assets	$(12,073,306)	$(30,031,595)
Net assets
At beginning of period	103,694,148	133,725,743
At end of period	$91,620,842	$103,694,148
See Notes to Financial Statements
11

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$11.25	$11.46	$11.54	$10.91	$10.37	$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.03	$(0.01)	$0.09	$0.07	$0.04
Net realized and unrealized gain (loss)	0.10	(0.24)	(0.05)	0.60	0.51	0.27
Total from investment operations	$0.09	$(0.21)	$(0.06)	$0.69	$0.58	$0.31
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.02)	$(0.06)	$(0.04)	$(0.08)
Net asset value, end of period (x)	$11.34	$11.25	$11.46	$11.54	$10.91	$10.37
Total return (%) (r)(s)(t)(x)	0.80(n)	(1.83)	(0.54)	6.30	5.59	3.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.99(a)	0.94	0.91	1.20	1.43	1.73
Expenses after expense reductions (h)	0.93(a)	0.92	0.88	0.74	0.71	0.75
Net investment income (loss)	(0.17)(a)(l)	0.29	(0.07)	0.77	0.64	0.41
Portfolio turnover	16(n)	19	50	28	17	18
Net assets at end of period (000 omitted)	$4,568	$10,280	$14,339	$12,826	$8,205	$4,698
See Notes to Financial Statements
12

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$10.79	$11.08	$11.23	$10.66	$10.19	$9.98
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.06)	$(0.09)	$(0.01)	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	0.09	(0.23)	(0.06)	0.58	0.50	0.25
Total from investment operations	$0.04	$(0.29)	$(0.15)	$0.57	$0.47	$0.21
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
Net asset value, end of period (x)	$10.83	$10.79	$11.08	$11.23	$10.66	$10.19
Total return (%) (r)(s)(t)(x)	0.37(n)	(2.62)	(1.34)	5.35	4.61	2.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.75(a)	1.69	1.66	1.96	2.18	2.49
Expenses after expense reductions (h)	1.67(a)	1.67	1.65	1.67	1.65	1.64
Net investment income (loss)	(0.86)(a)(l)	(0.53)	(0.84)	(0.05)	(0.31)	(0.42)
Portfolio turnover	16(n)	19	50	28	17	18
Net assets at end of period (000 omitted)	$80	$80	$74	$75	$98	$89

Class C	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$10.74	$11.02	$11.18	$10.62	$10.15	$9.93
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.06)	$(0.09)	$(0.02)	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	0.09	(0.22)	(0.06)	0.58	0.50	0.26
Total from investment operations	$0.04	$(0.28)	$(0.15)	$0.56	$0.47	$0.22
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$—	$—	$—
Net asset value, end of period (x)	$10.78	$10.74	$11.02	$11.18	$10.62	$10.15
Total return (%) (r)(s)(t)(x)	0.37(n)	(2.54)	(1.35)	5.27	4.63	2.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.75(a)	1.69	1.67	1.94	2.19	2.47
Expenses after expense reductions (h)	1.67(a)	1.67	1.66	1.67	1.65	1.65
Net investment income (loss)	(0.85)(a)(l)	(0.54)	(0.86)	(0.19)	(0.27)	(0.40)
Portfolio turnover	16(n)	19	50	28	17	18
Net assets at end of period (000 omitted)	$3,245	$3,870	$6,363	$2,462	$1,074	$905
See Notes to Financial Statements
13

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$11.30	$11.50	$11.57	$10.94	$10.39	$10.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.06	$0.02	$0.08	$0.07	$0.08
Net realized and unrealized gain (loss)	0.09	(0.24)	(0.06)	0.61	0.52	0.24
Total from investment operations	$0.10	$(0.18)	$(0.04)	$0.69	$0.59	$0.32
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.03)	$(0.06)	$(0.04)	$(0.10)
Net asset value, end of period (x)	$11.40	$11.30	$11.50	$11.57	$10.94	$10.39
Total return (%) (r)(s)(t)(x)	0.88(n)	(1.61)	(0.37)	6.33	5.74	3.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.75(a)	0.69	0.66	0.94	1.16	1.48
Expenses after expense reductions (h)	0.67(a)	0.67	0.65	0.67	0.65	0.65
Net investment income (loss)	0.14(a)(l)	0.54	0.17	0.67	0.64	0.73
Portfolio turnover	16(n)	19	50	28	17	18
Net assets at end of period (000 omitted)	$76,295	$82,106	$105,346	$78,292	$24,169	$14,632

Class R1	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$10.80	$11.08	$11.23	$10.66	$10.19	$9.98
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.06)	$(0.09)	$(0.01)	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	0.09	(0.22)	(0.06)	0.58	0.50	0.25
Total from investment operations	$0.04	$(0.28)	$(0.15)	$0.57	$0.47	$0.21
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
Net asset value, end of period (x)	$10.84	$10.80	$11.08	$11.23	$10.66	$10.19
Total return (%) (r)(s)(t)(x)	0.37(n)	(2.53)	(1.34)	5.35	4.61	2.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.74(a)	1.68	1.66	1.96	2.19	2.48
Expenses after expense reductions (h)	1.67(a)	1.67	1.65	1.67	1.65	1.65
Net investment income (loss)	(0.86)(a)(l)	(0.51)	(0.83)	(0.10)	(0.29)	(0.36)
Portfolio turnover	16(n)	19	50	28	17	18
Net assets at end of period (000 omitted)	$56	$56	$57	$58	$55	$53
See Notes to Financial Statements
14

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$11.15	$11.39	$11.48	$10.86	$10.33	$10.11
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.00)(w)	$(0.04)	$0.04	$0.02	$0.01
Net realized and unrealized gain (loss)	0.09	(0.24)	(0.05)	0.59	0.51	0.26
Total from investment operations	$0.07	$(0.24)	$(0.09)	$0.63	$0.53	$0.27
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.01)	$—	$(0.05)
Net asset value, end of period (x)	$11.22	$11.15	$11.39	$11.48	$10.86	$10.33
Total return (%) (r)(s)(t)(x)	0.63(n)	(2.11)	(0.78)	5.79	5.13	2.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.24(a)	1.19	1.16	1.46	1.69	1.98
Expenses after expense reductions (h)	1.17(a)	1.17	1.15	1.17	1.15	1.15
Net investment income (loss)	(0.36)(a)(l)	(0.01)	(0.33)	0.40	0.21	0.13
Portfolio turnover	16(n)	19	50	28	17	18
Net assets at end of period (000 omitted)	$58	$58	$59	$60	$56	$54

Class R3	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$11.27	$11.48	$11.55	$10.92	$10.37	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.03	$(0.01)	$0.07	$0.05	$0.04
Net realized and unrealized gain (loss)	0.09	(0.24)	(0.06)	0.59	0.52	0.25
Total from investment operations	$0.08	$(0.21)	$(0.07)	$0.66	$0.57	$0.29
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.03)	$(0.02)	$(0.07)
Net asset value, end of period (x)	$11.35	$11.27	$11.48	$11.55	$10.92	$10.37
Total return (%) (r)(s)(t)(x)	0.71(n)	(1.83)	(0.61)	6.09	5.49	2.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.99(a)	0.94	0.91	1.21	1.44	1.73
Expenses after expense reductions (h)	0.92(a)	0.92	0.90	0.92	0.90	0.90
Net investment income (loss)	(0.12)(a)(l)	0.24	(0.09)	0.65	0.45	0.38
Portfolio turnover	16(n)	19	50	28	17	18
Net assets at end of period (000 omitted)	$59	$59	$60	$60	$57	$54
See Notes to Financial Statements
15

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$11.30	$11.50	$11.57	$10.93	$10.39	$10.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.06	$0.02	$0.10	$0.07	$0.07
Net realized and unrealized gain (loss)	0.09	(0.24)	(0.07)	0.60	0.51	0.25
Total from investment operations	$0.10	$(0.18)	$(0.05)	$0.70	$0.58	$0.32
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.02)	$(0.06)	$(0.04)	$(0.10)
Net asset value, end of period (x)	$11.40	$11.30	$11.50	$11.57	$10.93	$10.39
Total return (%) (r)(s)(t)(x)	0.88(n)	(1.60)	(0.40)	6.43	5.64	3.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.74(a)	0.69	0.66	0.96	1.19	1.48
Expenses after expense reductions (h)	0.67(a)	0.67	0.65	0.67	0.65	0.65
Net investment income (loss)	0.13(a)(l)	0.49	0.16	0.90	0.71	0.64
Portfolio turnover	16(n)	19	50	28	17	18
Net assets at end of period (000 omitted)	$60	$60	$61	$61	$57	$54

Class R6	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18(i)
Net asset value, beginning of period	$11.31	$11.51	$11.57	$10.93	$10.39	$10.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.07	$0.04	$0.09	$0.08	$(0.01)
Net realized and unrealized gain (loss)	0.10	(0.24)	(0.07)	0.61	0.51	0.29
Total from investment operations	$0.11	$(0.17)	$(0.03)	$0.70	$0.59	$0.28
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.03)	$(0.06)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$11.42	$11.31	$11.51	$11.57	$10.93	$10.39
Total return (%) (r)(s)(t)(x)	0.97(n)	(1.53)	(0.27)	6.44	5.67	2.80(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.67(a)	0.61	0.59	0.91	1.18	1.53(a)
Expenses after expense reductions (h)	0.60(a)	0.59	0.58	0.62	0.64	0.64(a)
Net investment income (loss)	0.21(a)(l)	0.59	0.32	0.84	0.74	(0.17)(a)(l)
Portfolio turnover	16(n)	19	50	28	17	18
Net assets at end of period (000 omitted)	$7,198	$7,125	$7,366	$14,345	$5,621	$4,348

See Notes to Financial Statements
16

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, October 2, 2017, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
17

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Managed Wealth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
18

Notes to Financial Statements (unaudited) - continued
The investment objective of each of the underlying funds held by the fund at November 30, 2022 was to seek capital appreciation. Prior to October 24, 2022, the MFS International Equity Fund was known as the MFS Institutional International Equity Fund.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange
19

Notes to Financial Statements (unaudited) - continued
as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining
20

Notes to Financial Statements (unaudited) - continued
the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$36,086	$15,480	$—	$51,566
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	5,869,423	—	5,869,423
Mutual Funds	87,357,236	—	—	87,357,236
Total	$87,393,322	$5,884,903	$—	$93,278,225
Other Financial Instruments
Futures Contracts – Assets	$375,684	$—	$—	$375,684
Futures Contracts – Liabilities	(2,702,752)	—	—	(2,702,752)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options and futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
21

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$51,566	$—
Equity	Future Contracts	375,684	(2,702,752)
Total		$427,250	$(2,702,752)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Equity	$3,385,226
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended November 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)
Equity	$(2,783,026)	$(210,624)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g.,
22

Notes to Financial Statements (unaudited) - continued
forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of November 30, 2022:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(1,687,150)
Purchased Options	51,566	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$51,566	$(1,687,150)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	51,566	(1,687,150)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$—	$—
(a)	The amount presented here represents the fund's current day net variation margin for futures contracts. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the Portfolio of Investments.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
23

Notes to Financial Statements (unaudited) - continued
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
24

Notes to Financial Statements (unaudited) - continued
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/22
Ordinary income (including any short-term capital gains)	$151,087
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/22
Cost of investments	$67,644,520
Gross appreciation	25,995,649
Gross depreciation	(361,944)
Net unrealized appreciation (depreciation)	$25,633,705
As of 5/31/22
Undistributed ordinary income	562,419
Capital loss carryforwards	(27,188,685)
Net unrealized appreciation (depreciation)	28,175,473
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
25

Notes to Financial Statements (unaudited) - continued
As of May 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(14,495,161)
Long-Term	(12,693,524)
Total	$(27,188,685)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/22	Year ended 5/31/22
Class I	$—	$133,675
Class R4	—	89
Class R6	—	17,323
Total	$—	$151,087
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.35% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2023. For the six months ended November 30, 2022, this management fee reduction amounted to $6,476, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses
26

Notes to Financial Statements (unaudited) - continued
associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%	0.63%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2023. For the six months ended November 30, 2022, this reduction amounted to $26,531, which is included in the reduction of total expenses in the Statement of Operations.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $318 for the six months ended November 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 6,446
Class B	0.75%	0.25%	1.00%	1.00%	398
Class C	0.75%	0.25%	1.00%	1.00%	17,444
Class R1	0.75%	0.25%	1.00%	1.00%	278
Class R2	0.25%	0.25%	0.50%	0.50%	144
Class R3	—	0.25%	0.25%	0.25%	73
Total Distribution and Service Fees					$24,783
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2022, there were no service fee rebates.
27

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended November 30, 2022.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2022, the fee was $1,547, which equated to 0.0033% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $37,298.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.0263% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 5,215 shares of Class C for an aggregate amount of $57,419, 107,896 shares of Class I for an aggregate amount of $1,240,805, and 5,007 shares of Class R6 for an aggregate amount of $57,632.
At November 30, 2022, MFS held approximately 70% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.
28

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended November 30, 2022, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase, and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$970,980	$—
Non-U.S. Government securities	12,809,635	22,483,367
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	56,750	$629,116	305,058	$3,514,808
Class B	—	—	926	10,000
Class C	10,689	113,957	42,571	467,117
Class I	1,271,594	14,320,374	3,433,370	39,470,696
Class R6	8,038	90,854	159,359	1,845,380
	1,347,071	$15,154,301	3,941,284	$45,308,001
Shares issued to shareholders in reinvestment of distributions
Class I	—	$—	11,407	$132,667
Class R4	—	—	7	89
Class R6	—	—	18	211
	—	$—	11,432	$132,967
Shares reacquired
Class A	(567,851)	$(6,299,556)	(642,334)	$(7,261,632)
Class B	(23)	(243)	(196)	(2,119)
Class C	(70,036)	(745,712)	(259,488)	(2,851,807)
Class I	(1,845,613)	(20,714,359)	(5,338,533)	(61,202,601)
Class R6	(7,453)	(84,174)	(169,394)	(1,945,091)
	(2,490,976)	$(27,844,044)	(6,409,945)	$(73,263,250)
29

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	(511,101)	$(5,670,440)	(337,276)	$(3,746,824)
Class B	(23)	(243)	730	7,881
Class C	(59,347)	(631,755)	(216,917)	(2,384,690)
Class I	(574,019)	(6,393,985)	(1,893,756)	(21,599,238)
Class R4	—	—	7	89
Class R6	585	6,680	(10,017)	(99,500)
	(1,143,905)	$(12,689,743)	(2,457,229)	$(27,822,282)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2022, the fund’s commitment fee and interest expense were $236 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
30

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Growth Fund	$29,971,176	$4,869,489	$5,978,545	$364,987	$(1,051,358)	$28,175,749
MFS Institutional Money Market Portfolio	3,547,981	63,275,893	63,974,459	(1,121)	—	2,848,294
MFS International Equity Fund	31,678,368	4,671,018	8,262,370	826,482	(671,069)	28,242,429
MFS Value Fund	32,007,066	3,560,537	8,242,453	1,305,969	(540,355)	28,090,764
	$97,204,591	$76,376,937	$86,457,827	$2,496,317	$(2,262,782)	$87,357,236

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Growth Fund	$—	$—
MFS Institutional Money Market Portfolio	41,718	—
MFS International Equity Fund	—	—
MFS Value Fund	291,407	—
	$333,125	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
31

Notes to Financial Statements (unaudited) - continued
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
32

Board Review of Investment Advisory Agreement
MFS Managed Wealth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
33

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an
34

Board Review of Investment Advisory Agreement - continued
expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees
35

Board Review of Investment Advisory Agreement - continued
also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
36

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
37

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2022
MFS®  Emerging Markets
Equity Fund
FEM-SEM

MFS® Emerging Markets
Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility has ebbed and flowed, driven largely by the market’s focus on the potential for shifts in the trajectory of central bank policy.
There are, however, encouraging signs for the markets. China recently significantly relaxed its zero-COVID policy, and while cases there have increased dramatically, the hope is that an earlier economic reopening may be achieved once the current wave of infections subsides. Meanwhile, unemployment is low and global supply chain bottlenecks are easing. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
January 13, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.9%
Samsung Electronics Co. Ltd.	6.0%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	3.7%
Yum China Holdings, Inc.	2.5%
Tata Consultancy Services Ltd.	2.1%
Ping An Insurance Co. of China Ltd., “H”	2.1%
HDFC Bank Ltd.	2.0%
UPL Ltd.	2.0%
Credicorp Ltd.	1.8%
GICS equity sectors (g)
Information Technology	21.3%
Financials	19.5%
Consumer Discretionary	14.7%
Communication Services	11.5%
Consumer Staples	10.6%
Materials	6.2%
Energy	5.9%
Industrials	3.3%
Real Estate	2.6%
Health Care	1.5%
Utilities	1.2%
Issuer country weightings (x)
China	30.3%
South Korea	13.0%
India	12.5%
Taiwan	10.9%
Brazil	7.2%
Hong Kong	4.5%
United States	2.9%
Mexico	2.8%
South Africa	2.6%
Other Countries	13.3%
Currency exposure weightings (y)
Hong Kong Dollar	25.3%
South Korean Won	13.0%
Indian Rupee	11.8%
Taiwan Dollar	10.9%
United States Dollar	7.9%
Brazilian Real	7.2%
Chinese Renminbi	7.0%
Euro	3.3%
Mexican Peso	2.8%
Other Currencies	10.8%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2022 through November 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2022 through November 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/22	Ending Account value 11/30/22	Expenses Paid During Period (p) 6/01/22–11/30/22
A	Actual	1.31%	$1,000.00	$932.53	$6.35
	Hypothetical (h)	1.31%	$1,000.00	$1,018.50	$6.63
B	Actual	2.06%	$1,000.00	$928.80	$9.96
	Hypothetical (h)	2.06%	$1,000.00	$1,014.74	$10.40
C	Actual	2.06%	$1,000.00	$929.12	$9.96
	Hypothetical (h)	2.06%	$1,000.00	$1,014.74	$10.40
I	Actual	1.06%	$1,000.00	$933.33	$5.14
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
R1	Actual	2.06%	$1,000.00	$928.84	$9.96
	Hypothetical (h)	2.06%	$1,000.00	$1,014.74	$10.40
R2	Actual	1.56%	$1,000.00	$931.22	$7.55
	Hypothetical (h)	1.56%	$1,000.00	$1,017.25	$7.89
R3	Actual	1.31%	$1,000.00	$932.18	$6.35
	Hypothetical (h)	1.31%	$1,000.00	$1,018.50	$6.63
R4	Actual	1.06%	$1,000.00	$933.62	$5.14
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
R6	Actual	0.91%	$1,000.00	$934.30	$4.41
	Hypothetical (h)	0.91%	$1,000.00	$1,020.51	$4.61
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Alcoholic Beverages – 4.5%
Ambev S.A., ADR	27,001,730	$82,355,276
China Resources Beer Holdings Co. Ltd.	12,662,000	87,712,952
Jiangsu Yanghe Brewery JSC Ltd., “A”	795,344	15,785,694
Kweichow Moutai Co. Ltd., “A”	448,409	100,763,787
		$286,617,709
Automotive – 2.5%
BYD Co. Ltd.	946,500	$23,775,132
Hero MotoCorp Ltd.	1,683,937	59,351,244
Mahindra & Mahindra Ltd.	4,958,793	80,262,631
		$163,389,007
Biotechnology – 1.0%
Hugel, Inc. (a)(h)	703,732	$61,796,033
Brokerage & Asset Managers – 1.2%
B3 Brasil Bolsa Balcao S.A.	31,856,000	$78,145,987
Moscow Exchange MICEX-RTS PJSC (a)(u)	65,313,565	0
		$78,145,987
Business Services – 4.6%
Cognizant Technology Solutions Corp., “A”	1,241,572	$77,238,194
Kingsoft Cloud Holdings, ADR (a)	2,985,027	9,014,781
Tata Consultancy Services Ltd.	3,222,023	135,531,749
Tech Mahindra Ltd.	5,392,065	72,413,888
		$294,198,612
Chemicals – 2.0%
UPL Ltd.	12,903,011	$125,951,819
Computer Software – 2.7%
Naver Corp.	639,187	$92,938,808
NetEase.com, Inc., ADR	1,140,733	81,128,931
		$174,067,739
Computer Software - Systems – 7.6%
Hon Hai Precision Industry Co. Ltd.	30,132,000	$98,947,689
Samsung Electronics Co. Ltd.	8,068,111	387,460,703
		$486,408,392
Conglomerates – 0.5%
LG Corp.	496,775	$32,091,081
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 4.4%
Anhui Conch Cement Co. Ltd.	16,304,000	$59,229,367
Gree Electric Appliances, Inc., “A”	11,824,538	53,457,030
Midea Group Co. Ltd., “A”	6,317,532	42,654,214
Techtronic Industries Co. Ltd.	8,007,000	96,420,792
Zhejiang Supor Co. Ltd., “A”	4,858,452	31,271,086
		$283,032,489
Consumer Products – 0.5%
AmorePacific Corp.	346,088	$34,887,453
Electronics – 8.8%
Delta Electronics, Inc.	5,487,000	$54,313,991
Taiwan Semiconductor Manufacturing Co. Ltd.	31,998,695	511,217,521
		$565,531,512
Energy - Independent – 2.2%
PT United Tractors Tbk	43,029,400	$84,245,337
PTT Global Chemical PLC	44,066,500	59,979,923
		$144,225,260
Energy - Integrated – 4.5%
China Petroleum & Chemical Corp.	193,942,000	$92,077,428
Galp Energia SGPS S.A., “B”	8,608,001	105,785,342
LUKOIL PJSC (u)	1,176,212	0
Petroleo Brasileiro S.A., ADR	8,093,543	94,613,518
		$292,476,288
Engineering - Construction – 0.7%
Doosan Bobcat, Inc.	1,679,162	$45,993,803
Food & Beverages – 3.7%
Gruma S.A.B. de C.V.	4,915,782	$61,359,375
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	23,593,400	95,880,460
Orion Corp.	626,175	56,165,460
Tingyi (Cayman Islands) Holding Corp.	16,762,000	27,382,472
		$240,787,767
Food & Drug Stores – 0.6%
BIM Birlesik Magazalar A.S.	3,720,150	$26,936,924
Raia Drogasil S.A.	3,176,614	14,109,851
		$41,046,775
Forest & Paper Products – 0.2%
Suzano S.A.	964,900	$9,882,632
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 6.3%
AIA Group Ltd.	10,822,800	$110,381,577
Discovery Ltd. (a)	7,174,776	53,410,546
Ping An Insurance Co. of China Ltd., “H”	21,412,500	132,647,723
Samsung Fire & Marine Insurance Co. Ltd.	714,309	111,832,022
		$408,271,868
Internet – 6.4%
Baidu, Inc., ADR (a)	265,922	$28,879,129
MakeMyTrip Ltd. (a)	1,465,360	43,506,538
Tencent Holdings Ltd.	9,112,300	342,410,233
		$414,795,900
Leisure & Toys – 0.5%
NCsoft Corp.	50,513	$18,390,250
VTech Holdings Ltd.	2,560,800	16,244,841
		$34,635,091
Machinery & Tools – 0.6%
AirTAC International Group	1,228,000	$38,183,867
Major Banks – 2.3%
Bandhan Bank Ltd. (a)	12,657,236	$37,251,724
Erste Group Bank AG	1,858,678	58,514,248
Nedbank Group Ltd.	3,716,086	49,132,977
		$144,898,949
Medical & Health Technology & Services – 0.1%
Burning Rock Biotech Ltd., ADR (a)	3,493,786	$8,769,403
Metals & Mining – 1.0%
Vale S.A., ADR	4,006,357	$66,104,890
Natural Gas - Distribution – 1.2%
China Resources Gas Group Ltd.	22,046,300	$78,216,116
Network & Telecom – 0.1%
GDS Holdings Ltd., “A” (a)	4,419,700	$8,527,602
Other Banks & Diversified Financials – 9.7%
China Construction Bank Corp.	124,280,490	$75,495,797
China Merchants Bank Co Ltd. “A”	7,025,700	34,661,366
Credicorp Ltd.	748,789	114,976,551
Emirates NBD PJSC	12,915,170	46,588,985
Grupo Financiero Inbursa S.A. de C.V. (a)	6,263,268	11,631,227
HDFC Bank Ltd.	6,439,680	128,442,007
Housing Development Finance Corp. Ltd.	3,103,614	103,455,791
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Komercní banka A.S.	844,134	$25,193,311
Muthoot Finance Ltd.	1,286,827	17,077,632
Sberbank of Russia PJSC (a)(u)	50,760,059	0
Tisco Financial Group PCL	25,099,000	69,393,237
		$626,915,904
Pharmaceuticals – 0.4%
Genomma Lab Internacional S.A., “B”	32,495,767	$26,274,177
Precious Metals & Minerals – 1.3%
Gold Fields Ltd., ADR	5,559,705	$61,990,711
Polymetal International PLC (a)	6,292,661	18,071,764
		$80,062,475
Real Estate – 2.2%
Emaar Properties PJSC	42,104,483	$69,932,473
ESR Group Ltd.	15,881,200	36,261,121
Hang Lung Properties Ltd.	18,386,000	33,959,781
		$140,153,375
Restaurants – 2.5%
Yum China Holdings, Inc.	2,933,432	$161,690,772
Specialty Stores – 8.7%
Alibaba Group Holding Ltd. (a)	21,727,148	$237,124,418
JD.com, Inc., “A”	1,133,559	32,281,262
JD.com, Inc., ADR	125,725	7,188,956
Lojas Renner S.A.	20,322,177	90,658,444
Meituan, “B” (a)	1,048,500	22,518,831
Multiplan Empreendimentos Imobiliarios S.A.	6,598,228	29,155,360
Vipshop Holdings Ltd., ADR (a)	5,616,687	62,626,060
Walmart de Mexico S.A.B. de C.V.	20,288,294	80,673,677
		$562,227,008
Telecommunications - Wireless – 2.0%
Advanced Info Service Public Co. Ltd.	5,931,800	$31,791,017
Etihad Etisalat Co.	5,791,353	56,230,467
PT Telekom Indonesia	167,525,800	43,022,231
		$131,043,715
Telephone Services – 0.8%
Hellenic Telecommunications Organization S.A.	3,209,507	$49,262,244
Total Common Stocks (Identified Cost, $6,772,369,094)		$6,340,563,714
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $142,548,300)	142,545,404	$142,545,404

Other Assets, Less Liabilities – (0.5)%		(33,182,734)
Net Assets – 100.0%		$6,449,926,384

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $204,341,437 and $6,278,767,681, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 11/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $6,676,214,532)	$6,278,767,681
Investments in affiliated issuers, at value (identified cost, $238,702,862)	204,341,437
Foreign currency, at value (identified cost, $21,084,023)	21,096,396
Receivables for
Investments sold	43,440,742
Fund shares sold	2,565,996
Interest and dividends	12,126,826
Receivable from investment adviser	44,478
Other assets	26,485
Total assets	$6,562,410,041
Liabilities
Payable to custodian	$2,129,631
Payables for
Investments purchased	89,392,946
Fund shares reacquired	9,409,470
Payable to affiliates
Administrative services fee	3,503
Shareholder servicing costs	109,210
Distribution and service fees	2,413
Payable for independent Trustees' compensation	1,338
Deferred country tax expense payable	9,361,455
Accrued expenses and other liabilities	2,073,691
Total liabilities	$112,483,657
Net assets	$6,449,926,384
Net assets consist of
Paid-in capital	$7,537,067,716
Total distributable earnings (loss)	(1,087,141,332)
Net assets	$6,449,926,384
Shares of beneficial interest outstanding	214,327,291
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$152,877,598	5,370,302	$28.47
Class B	781,695	30,107	25.96
Class C	4,334,043	171,344	25.29
Class I	87,971,446	2,922,319	30.10
Class R1	1,224,950	49,390	24.80
Class R2	2,191,216	84,735	25.86
Class R3	1,232,445	43,318	28.45
Class R4	4,044,004	142,349	28.41
Class R6	6,195,268,987	205,513,427	30.15

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $30.21 [100 / 94.25 x $28.47]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 11/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$102,114,319
Dividends from affiliated issuers	1,149,129
Other	649,078
Interest	6,394
Income on securities loaned	1,044
Foreign taxes withheld	(9,992,997)
Total investment income	$93,926,967
Expenses
Management fee	$27,379,845
Distribution and service fees	229,462
Shareholder servicing costs	247,406
Administrative services fee	348,673
Independent Trustees' compensation	50,107
Custodian fee	1,510,815
Shareholder communications	40,963
Audit and tax fees	55,473
Legal fees	15,500
Miscellaneous	234,599
Total expenses	$30,112,843
Reduction of expenses by investment adviser and distributor	(1,887,055)
Net expenses	$28,225,788
Net investment income (loss)	$65,701,179
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $5,618,350 country tax)	$(266,780,841)
Affiliated issuers	(669,265)
Foreign currency	(1,708,731)
Net realized gain (loss)	$(269,158,837)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $2,651,732 increase in deferred country tax)	$(218,943,342)
Affiliated issuers	(5,098,336)
Translation of assets and liabilities in foreign currencies	(193,004)
Net unrealized gain (loss)	$(224,234,682)
Net realized and unrealized gain (loss)	$(493,393,519)
Change in net assets from operations	$(427,692,340)
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22
Change in net assets
From operations
Net investment income (loss)	$65,701,179	$129,143,215
Net realized gain (loss)	(269,158,837)	(264,573,890)
Net unrealized gain (loss)	(224,234,682)	(1,931,641,505)
Change in net assets from operations	$(427,692,340)	$(2,067,072,180)
Total distributions to shareholders	$—	$(166,001,001)
Change in net assets from fund share transactions	$75,894,522	$1,602,080,719
Total change in net assets	$(351,797,818)	$(630,992,462)
Net assets
At beginning of period	6,801,724,202	7,432,716,664
At end of period	$6,449,926,384	$6,801,724,202
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$30.53	$41.38	$28.13	$31.63	$34.99	$30.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.49	$0.33	$0.58	$0.24	$0.10
Net realized and unrealized gain (loss)	(2.31)	(10.64)	13.12	(3.50)	(3.46)	4.53
Total from investment operations	$(2.06)	$(10.15)	$13.45	$(2.92)	$(3.22)	$4.63
Less distributions declared to shareholders
From net investment income	$—	$(0.70)	$(0.20)	$(0.58)	$(0.14)	$(0.03)
Net asset value, end of period (x)	$28.47	$30.53	$41.38	$28.13	$31.63	$34.99
Total return (%) (r)(s)(t)(x)	(6.75)(n)	(24.78)	47.89	(9.55)	(9.19)	15.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.37(a)	1.35	1.34	1.39	1.44	1.49
Expenses after expense reductions	1.31(a)	1.31	1.31	1.30	1.42	1.48
Net investment income (loss)	1.78(a)	1.38	0.89	1.82	0.72	0.28
Portfolio turnover	19(n)	38	37	32	27	24
Net assets at end of period (000 omitted)	$152,878	$168,750	$204,557	$118,726	$120,862	$154,713
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$27.95	$37.84	$25.78	$29.01	$32.18	$28.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.20	$0.05	$0.35	$(0.01)	$(0.15)
Net realized and unrealized gain (loss)	(2.13)	(9.73)	12.01	(3.26)	(3.16)	4.18
Total from investment operations	$(1.99)	$(9.53)	$12.06	$(2.91)	$(3.17)	$4.03
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$—	$(0.32)	$—	$—
Net asset value, end of period (x)	$25.96	$27.95	$37.84	$25.78	$29.01	$32.18
Total return (%) (r)(s)(t)(x)	(7.12)(n)	(25.33)	46.78	(10.24)	(9.85)	14.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.12(a)	2.09	2.09	2.13	2.19	2.24
Expenses after expense reductions	2.06(a)	2.06	2.06	2.06	2.17	2.23
Net investment income (loss)	1.11(a)	0.59	0.16	1.19	(0.04)	(0.48)
Portfolio turnover	19(n)	38	37	32	27	24
Net assets at end of period (000 omitted)	$782	$1,166	$2,396	$2,393	$3,672	$5,385

Class C	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$27.23	$36.91	$25.15	$28.33	$31.42	$27.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.20	$0.06	$0.33	$(0.01)	$(0.15)
Net realized and unrealized gain (loss)	(2.07)	(9.49)	11.70	(3.17)	(3.08)	4.08
Total from investment operations	$(1.94)	$(9.29)	$11.76	$(2.84)	$(3.09)	$3.93
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$—	$(0.34)	$—	$—
Net asset value, end of period (x)	$25.29	$27.23	$36.91	$25.15	$28.33	$31.42
Total return (%) (r)(s)(t)(x)	(7.12)(n)	(25.33)	46.76	(10.23)	(9.83)	14.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.12(a)	2.09	2.09	2.13	2.19	2.24
Expenses after expense reductions	2.06(a)	2.06	2.06	2.06	2.17	2.23
Net investment income (loss)	1.06(a)	0.62	0.18	1.16	(0.04)	(0.49)
Portfolio turnover	19(n)	38	37	32	27	24
Net assets at end of period (000 omitted)	$4,334	$5,427	$10,467	$10,082	$14,116	$17,790
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$32.24	$43.63	$29.64	$33.29	$36.85	$32.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.60	$0.43	$0.66	$0.32	$0.21
Net realized and unrealized gain (loss)	(2.44)	(11.21)	13.84	(3.65)	(3.63)	4.74
Total from investment operations	$(2.14)	$(10.61)	$14.27	$(2.99)	$(3.31)	$4.95
Less distributions declared to shareholders
From net investment income	$—	$(0.78)	$(0.28)	$(0.66)	$(0.25)	$(0.10)
Net asset value, end of period (x)	$30.10	$32.24	$43.63	$29.64	$33.29	$36.85
Total return (%) (r)(s)(t)(x)	(6.64)(n)	(24.59)	48.24	(9.32)	(8.96)	15.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.12(a)	1.09	1.09	1.15	1.20	1.24
Expenses after expense reductions	1.06(a)	1.06	1.06	1.06	1.17	1.23
Net investment income (loss)	2.04(a)	1.59	1.11	1.98	0.92	0.59
Portfolio turnover	19(n)	38	37	32	27	24
Net assets at end of period (000 omitted)	$87,971	$93,329	$168,061	$94,350	$69,443	$62,565

Class R1	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$26.70	$36.41	$24.80	$27.97	$31.17	$27.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.16	$0.05	$0.30	$(0.05)	$(0.14)
Net realized and unrealized gain (loss)	(2.03)	(9.30)	11.56	(3.09)	(3.04)	4.05
Total from investment operations	$(1.90)	$(9.14)	$11.61	$(2.79)	$(3.09)	$3.91
Less distributions declared to shareholders
From net investment income	$—	$(0.57)	$—	$(0.38)	$(0.11)	$—
Net asset value, end of period (x)	$24.80	$26.70	$36.41	$24.80	$27.97	$31.17
Total return (%) (r)(s)(t)(x)	(7.12)(n)	(25.33)	46.81	(10.22)	(9.89)	14.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.12(a)	2.10	2.09	2.14	2.19	2.24
Expenses after expense reductions	2.06(a)	2.06	2.06	2.06	2.17	2.24
Net investment income (loss)	1.04(a)	0.53	0.16	1.08	(0.18)	(0.45)
Portfolio turnover	19(n)	38	37	32	27	24
Net assets at end of period (000 omitted)	$1,225	$1,414	$725	$1,742	$1,844	$637
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$27.77	$37.68	$25.64	$28.87	$31.96	$27.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.36	$0.22	$0.49	$0.14	$0.01
Net realized and unrealized gain (loss)	(2.10)	(9.68)	11.94	(3.22)	(3.15)	4.14
Total from investment operations	$(1.91)	$(9.32)	$12.16	$(2.73)	$(3.01)	$4.15
Less distributions declared to shareholders
From net investment income	$—	$(0.59)	$(0.12)	$(0.50)	$(0.08)	$—
Net asset value, end of period (x)	$25.86	$27.77	$37.68	$25.64	$28.87	$31.96
Total return (%) (r)(s)(t)(x)	(6.88)(n)	(24.96)	47.47	(9.76)	(9.42)	14.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.62(a)	1.59	1.59	1.63	1.69	1.74
Expenses after expense reductions	1.56(a)	1.56	1.56	1.56	1.67	1.73
Net investment income (loss)	1.54(a)	1.11	0.67	1.68	0.48	0.03
Portfolio turnover	19(n)	38	37	32	27	24
Net assets at end of period (000 omitted)	$2,191	$2,427	$4,227	$3,431	$4,614	$6,067

Class R3	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$30.51	$41.17	$27.95	$31.47	$34.84	$30.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.56	$0.41	$0.51	$0.21	$0.09
Net realized and unrealized gain (loss)	(2.31)	(10.69)	12.96	(3.41)	(3.42)	4.51
Total from investment operations	$(2.06)	$(10.13)	$13.37	$(2.90)	$(3.21)	$4.60
Less distributions declared to shareholders
From net investment income	$—	$(0.53)	$(0.15)	$(0.62)	$(0.16)	$(0.03)
Net asset value, end of period (x)	$28.45	$30.51	$41.17	$27.95	$31.47	$34.84
Total return (%) (r)(s)(t)(x)	(6.75)(n)	(24.78)	47.89	(9.55)	(9.19)	15.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.37(a)	1.34	1.34	1.39	1.44	1.49
Expenses after expense reductions	1.31(a)	1.31	1.31	1.31	1.42	1.48
Net investment income (loss)	1.78(a)	1.52	1.13	1.64	0.66	0.26
Portfolio turnover	19(n)	38	37	32	27	24
Net assets at end of period (000 omitted)	$1,232	$1,406	$5,103	$6,246	$2,405	$2,465
See Notes to Financial Statements
18

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$30.43	$41.24	$28.03	$31.47	$34.85	$30.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.60	$0.43	$0.81	$0.30	$0.17
Net realized and unrealized gain (loss)	(2.29)	(10.62)	13.06	(3.63)	(3.43)	4.52
Total from investment operations	$(2.02)	$(10.02)	$13.49	$(2.82)	$(3.13)	$4.69
Less distributions declared to shareholders
From net investment income	$—	$(0.79)	$(0.28)	$(0.62)	$(0.25)	$(0.10)
Net asset value, end of period (x)	$28.41	$30.43	$41.24	$28.03	$31.47	$34.85
Total return (%) (r)(s)(t)(x)	(6.64)(n)	(24.57)	48.20	(9.31)	(8.97)	15.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.12(a)	1.10	1.09	1.13	1.19	1.24
Expenses after expense reductions	1.06(a)	1.06	1.06	1.06	1.17	1.23
Net investment income (loss)	1.94(a)	1.70	1.20	2.54	0.93	0.49
Portfolio turnover	19(n)	38	37	32	27	24
Net assets at end of period (000 omitted)	$4,044	$3,264	$3,037	$2,673	$6,917	$7,023

Class R6	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$32.26	$43.67	$29.66	$33.30	$36.86	$32.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.66	$0.47	$0.70	$0.37	$0.23
Net realized and unrealized gain (loss)	(2.43)	(11.24)	13.86	(3.64)	(3.65)	4.76
Total from investment operations	$(2.11)	$(10.58)	$14.33	$(2.94)	$(3.28)	$4.99
Less distributions declared to shareholders
From net investment income	$—	$(0.83)	$(0.32)	$(0.70)	$(0.28)	$(0.13)
Net asset value, end of period (x)	$30.15	$32.26	$43.67	$29.66	$33.30	$36.86
Total return (%) (r)(s)(t)(x)	(6.54)(n)	(24.49)	48.43	(9.21)	(8.86)	15.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98(a)	0.95	0.98	1.03	1.06	1.14
Expenses after expense reductions	0.91(a)	0.92	0.95	0.95	1.04	1.13
Net investment income (loss)	2.17(a)	1.76	1.20	2.10	1.07	0.64
Portfolio turnover	19(n)	38	37	32	27	24
Net assets at end of period (000 omitted)	$6,195,269	$6,524,541	$7,034,144	$3,336,889	$1,817,161	$1,327,862

See Notes to Financial Statements
19

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
20

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to
21

Notes to Financial Statements (unaudited) - continued
setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other
22

Notes to Financial Statements (unaudited) - continued
market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$386,680,504	$1,566,490,498	$—	$1,953,171,002
South Korea	—	841,555,613	—	841,555,613
India	60,584,170	742,660,853	—	803,245,023
Taiwan	—	702,663,068	—	702,663,068
Brazil	465,025,958	—	—	465,025,958
Hong Kong	16,244,841	277,023,271	—	293,268,112
Mexico	179,938,456	—	—	179,938,456
South Africa	111,123,688	53,410,546	—	164,534,234
Thailand	—	161,164,177	—	161,164,177
Other Countries	471,564,009	304,434,062	0	775,998,071
Mutual Funds	142,545,404	—	—	142,545,404
Total	$1,833,707,030	$4,649,402,088	$0	$6,483,109,118
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 5/31/22	$9,364,582
Change in unrealized appreciation or depreciation	(9,364,582)
Balance as of 11/30/22	$0
23

Notes to Financial Statements (unaudited) - continued
The net change in unrealized appreciation or depreciation from investments held as level 3 at November 30, 2022 is $(9,364,582). At November 30, 2022, the fund held three level 3 securities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
24

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, foreign taxes, and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/22
Ordinary income (including any short-term capital gains)	$166,001,001
25

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/22
Cost of investments	$7,051,964,082
Gross appreciation	829,674,337
Gross depreciation	(1,398,529,301)
Net unrealized appreciation (depreciation)	$(568,854,964)
As of 5/31/22
Undistributed ordinary income	18,141,574
Capital loss carryforwards	(328,502,043)
Other temporary differences	(1,623,505)
Net unrealized appreciation (depreciation)	(347,465,018)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of May 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(70,477,063)
Long-Term	(258,024,980)
Total	$(328,502,043)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/22	Year ended 5/31/22
Class A	$—	$3,746,308
Class B	—	19,273
Class C	—	92,736
Class I	—	2,540,071
Class R1	—	30,209
Class R2	—	60,871
Class R3	—	24,405
Class R4	—	67,017
Class R6	—	159,420,111
Total	$—	$166,001,001
26

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million and up to $1 billion	0.95%
In excess of $1 billion and up to $4 billion	0.90%
In excess of $4 billion and up to $10 billion	0.85%
In excess of $10 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2023. For the six months ended November 30, 2022, this management fee reduction amounted to $423,108, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2023. For the six months ended November 30, 2022, this reduction amounted to $1,463,931, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19,663 for the six months ended November 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
27

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 188,965
Class B	0.75%	0.25%	1.00%	1.00%	4,489
Class C	0.75%	0.25%	1.00%	1.00%	22,948
Class R1	0.75%	0.25%	1.00%	1.00%	6,157
Class R2	0.25%	0.25%	0.50%	0.50%	5,388
Class R3	—	0.25%	0.25%	0.25%	1,515
Total Distribution and Service Fees					$229,462
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2022, this rebate amounted to $16 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2022, were as follows:
Amount
Class A	$4,669
Class B	687
Class C	78
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2022, the fee was $38,272, which equated to 0.0013% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $209,134.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
28

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.0115% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $402,275. The sales transactions resulted in net realized gains (losses) of $(44,962).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2022, this reimbursement amounted to $644,731, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $1,323,641,272 and $1,145,096,170, respectively.
29

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	591,869	$16,125,469	1,679,530	$60,751,635
Class B	48	1,236	963	31,949
Class C	6,221	151,375	40,334	1,296,195
Class I	734,440	21,384,555	1,072,350	40,125,547
Class R1	2,685	65,724	36,663	1,236,444
Class R2	6,266	154,961	15,641	502,926
Class R3	5,141	141,953	19,233	670,524
Class R4	57,538	1,527,216	73,753	2,450,523
Class R6	16,367,194	465,310,447	40,873,031	1,604,441,159
	17,771,402	$504,862,936	43,811,498	$1,711,506,902
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	102,772	$3,671,014
Class B	—	—	569	18,679
Class C	—	—	2,639	84,368
Class I	—	—	61,187	2,305,538
Class R1	—	—	964	30,209
Class R2	—	—	1,847	60,076
Class R3	—	—	684	24,404
Class R4	—	—	1,885	67,017
Class R6	—	—	4,230,665	159,411,469
	—	$—	4,403,212	$165,672,774
Shares reacquired
Class A	(749,032)	$(20,365,217)	(1,198,700)	$(41,848,332)
Class B	(11,672)	(294,956)	(23,115)	(723,772)
Class C	(34,171)	(825,933)	(127,255)	(3,991,921)
Class I	(706,646)	(20,118,721)	(2,090,700)	(76,600,389)
Class R1	(6,274)	(147,215)	(4,550)	(137,415)
Class R2	(8,929)	(224,329)	(42,273)	(1,371,669)
Class R3	(7,907)	(222,065)	(97,790)	(3,639,461)
Class R4	(22,443)	(592,737)	(42,018)	(1,471,477)
Class R6	(13,072,377)	(386,177,241)	(3,973,878)	(145,314,521)
	(14,619,451)	$(428,968,414)	(7,600,279)	$(275,098,957)
30

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	(157,163)	$(4,239,748)	583,602	$22,574,317
Class B	(11,624)	(293,720)	(21,583)	(673,144)
Class C	(27,950)	(674,558)	(84,282)	(2,611,358)
Class I	27,794	1,265,834	(957,163)	(34,169,304)
Class R1	(3,589)	(81,491)	33,077	1,129,238
Class R2	(2,663)	(69,368)	(24,785)	(808,667)
Class R3	(2,766)	(80,112)	(77,873)	(2,944,533)
Class R4	35,095	934,479	33,620	1,046,063
Class R6	3,294,817	79,133,206	41,129,818	1,618,538,107
	3,151,951	$75,894,522	40,614,431	$1,602,080,719
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggresive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 90%, 2%, 1%, and 1% of the value of outstanding voting shares of the fund, respectively. In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of the outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2022, the fund’s commitment fee and interest expense were $15,565 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
31

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hugel, Inc.	$47,738,861	$20,193,966	$377,074	$(664,280)	$(5,095,440)	$61,796,033
MFS Institutional Money Market Portfolio	149,697,470	751,175,037	758,319,222	(4,985)	(2,896)	142,545,404
	$197,436,331	$771,369,003	$758,696,296	$(669,265)	$(5,098,336)	$204,341,437

Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hugel, Inc.	$—	$—
MFS Institutional Money Market Portfolio	1,149,129	—
	$1,149,129	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints
32

Notes to Financial Statements (unaudited) - continued
or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.
33

Board Review of Investment Advisory Agreement
MFS Emerging Markets Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
34

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2021 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including assigning an additional portfolio manager for the Fund effective August 2021.  In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee
35

Board Review of Investment Advisory Agreement - continued
and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $1 billion, $4 billion and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the
36

Board Review of Investment Advisory Agreement - continued
Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
37

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
38

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2022
MFS®  International Growth Fund
FGF-SEM

MFS® International Growth Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility has ebbed and flowed, driven largely by the market’s focus on the potential for shifts in the trajectory of central bank policy.
There are, however, encouraging signs for the markets. China recently significantly relaxed its zero-COVID policy, and while cases there have increased dramatically, the hope is that an earlier economic reopening may be achieved once the current wave of infections subsides. Meanwhile, unemployment is low and global supply chain bottlenecks are easing. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
January 13, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Nestle S.A.	4.6%
Roche Holding AG	4.2%
LVMH Moet Hennessy Louis Vuitton SE	3.7%
Hitachi Ltd.	3.5%
SAP SE	3.3%
Schneider Electric SE	3.1%
Linde PLC	3.0%
Novartis AG	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
EssilorLuxottica	2.8%
GICS equity sectors (g)
Industrials	16.8%
Health Care	15.3%
Consumer Staples	14.3%
Information Technology	12.8%
Materials	12.3%
Financials	11.4%
Consumer Discretionary	11.1%
Communication Services	2.4%
Energy	0.8%
Utilities	0.7%
Issuer country weightings (x)
France	15.9%
Switzerland	13.5%
Germany	9.9%
United Kingdom	8.9%
Japan	8.7%
Canada	7.8%
United States	5.2%
Taiwan	4.3%
China	4.3%
Other Countries	21.5%
Currency exposure weightings (y)
Euro	33.9%
Swiss Franc	13.5%
British Pound Sterling	10.5%
Japanese Yen	8.7%
Hong Kong Dollar	6.5%
Canadian Dollar	6.2%
United States Dollar	5.2%
Taiwan Dollar	4.3%
Indian Rupee	3.9%
Other Currencies	7.3%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2022 through November 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2022 through November 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/22	Ending Account Value 11/30/22	Expenses Paid During Period (p) 6/01/22-11/30/22
A	Actual	1.08%	$1,000.00	$1,015.72	$5.46
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
B	Actual	1.83%	$1,000.00	$1,011.79	$9.23
	Hypothetical (h)	1.83%	$1,000.00	$1,015.89	$9.25
C	Actual	1.83%	$1,000.00	$1,011.90	$9.23
	Hypothetical (h)	1.83%	$1,000.00	$1,015.89	$9.25
I	Actual	0.83%	$1,000.00	$1,016.94	$4.20
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20
R1	Actual	1.83%	$1,000.00	$1,011.61	$9.23
	Hypothetical (h)	1.83%	$1,000.00	$1,015.89	$9.25
R2	Actual	1.33%	$1,000.00	$1,014.17	$6.72
	Hypothetical (h)	1.33%	$1,000.00	$1,018.40	$6.73
R3	Actual	1.08%	$1,000.00	$1,015.59	$5.46
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
R4	Actual	0.83%	$1,000.00	$1,016.96	$4.20
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20
R6	Actual	0.71%	$1,000.00	$1,017.75	$3.59
	Hypothetical (h)	0.71%	$1,000.00	$1,021.51	$3.60
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace & Defense – 0.7%
Rolls-Royce Holdings PLC (a)	85,075,430	$94,125,057
Alcoholic Beverages – 4.5%
Diageo PLC	7,038,069	$327,027,143
Pernod Ricard S.A. (l)	1,289,679	257,958,525
		$584,985,668
Apparel Manufacturers – 5.8%
Burberry Group PLC	4,619,161	$121,908,086
Kering S.A.	249,863	151,540,258
LVMH Moet Hennessy Louis Vuitton SE	617,935	478,442,817
		$751,891,161
Automotive – 0.4%
Koito Manufacturing Co. Ltd.	3,205,400	$51,149,076
Brokerage & Asset Managers – 1.7%
Deutsche Boerse AG	861,136	$157,966,499
London Stock Exchange Group PLC	673,232	67,693,935
		$225,660,434
Business Services – 1.6%
Experian PLC	5,753,587	$204,567,044
Chemicals – 0.8%
UPL Ltd.	11,351,241	$110,804,327
Computer Software – 5.9%
Aveva Group PLC	815,953	$31,282,838
Dassault Systemes SE	1,731,711	64,971,138
Kingsoft Corp.	11,739,200	37,521,486
Naver Corp.	501,327	72,893,744
NICE Systems Ltd., ADR (a)	235,757	45,776,937
Oracle Corp. Japan	915,500	54,261,254
SAP SE	4,001,052	433,035,480
Wisetech Global Ltd.	816,167	32,455,801
		$772,198,678
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 5.6%
Amadeus IT Group S.A. (a)	2,696,066	$146,786,021
Cap Gemini S.A.	708,720	129,036,894
Hitachi Ltd.	8,403,800	451,626,576
		$727,449,491
Construction – 0.3%
Kingspan Group PLC	663,134	$37,180,451
Consumer Products – 4.1%
AmorePacific Corp.	1,107,208	$111,612,271
Kao Corp.	1,757,000	70,116,846
KOSE Corp.	502,100	53,485,968
Reckitt Benckiser Group PLC	4,135,967	299,239,525
		$534,454,610
Electrical Equipment – 4.3%
Prysmian S.p.A.	4,414,516	$155,416,652
Schneider Electric SE	2,690,013	398,924,852
		$554,341,504
Electronics – 5.6%
ASML Holding N.V.	207,990	$126,514,314
Delta Electronics, Inc.	18,601,000	184,125,122
SK Hynix, Inc.	563,912	37,300,721
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,566,600	378,936,468
		$726,876,625
Energy - Independent – 0.8%
Reliance Industries Ltd.	3,112,806	$104,918,219
Entertainment – 0.2%
Lottery Corp. Ltd. (a)	8,523,284	$26,987,064
Food & Beverages – 4.6%
Nestle S.A.	4,986,802	$593,425,422
Food & Drug Stores – 0.5%
Ocado Group PLC (a)	1,756,375	$13,326,177
Sugi Holdings Co. Ltd.	1,191,800	54,090,639
		$67,416,816
Gaming & Lodging – 2.3%
Aristocrat Leisure Ltd.	3,345,598	$80,915,247
Flutter Entertainment PLC (a)	1,445,207	217,314,115
		$298,229,362
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.2%
AIA Group Ltd.	35,068,400	$357,662,091
Ping An Insurance Co. of China Ltd., “H”	10,096,500	62,546,537
		$420,208,628
Internet – 1.6%
Tencent Holdings Ltd.	3,443,300	$129,387,877
Z Holdings Corp.	27,180,300	74,065,955
		$203,453,832
Leisure & Toys – 0.5%
Prosus N.V.	913,052	$60,046,175
Machinery & Tools – 3.7%
Assa Abloy AB	8,342,528	$192,635,163
GEA Group AG	3,531,407	142,560,067
Ritchie Bros. Auctioneers, Inc.	2,646,372	145,091,577
		$480,286,807
Major Banks – 1.5%
DBS Group Holdings Ltd.	7,733,300	$201,077,388
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	559,092	$38,681,463
Medical Equipment – 5.6%
EssilorLuxottica	1,914,335	$359,241,898
QIAGEN N.V. (a)	3,737,265	184,385,877
Sonova Holding AG	291,059	74,594,642
Terumo Corp.	3,618,400	107,150,324
		$725,372,741
Natural Gas - Distribution – 0.7%
China Resources Gas Group Ltd.	26,505,300	$94,035,807
Other Banks & Diversified Financials – 4.8%
AEON Financial Service Co. Ltd. (l)	4,761,900	$51,172,377
Credicorp Ltd.	737,216	113,199,517
Element Fleet Management Corp.	11,248,752	159,388,331
Grupo Financiero Banorte S.A. de C.V.	12,036,196	96,257,129
HDFC Bank Ltd.	10,563,209	210,687,451
		$630,704,805
Pharmaceuticals – 9.5%
Bayer AG	3,113,816	$180,005,095
Hypera S.A.	5,706,172	48,865,905
Merck KGaA	361,918	65,574,406
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Novartis AG	4,385,329	$390,978,411
Roche Holding AG	1,685,557	548,284,750
		$1,233,708,567
Precious Metals & Minerals – 2.6%
Agnico Eagle Mines Ltd.	3,209,502	$161,650,195
Franco-Nevada Corp.	1,248,122	182,316,836
		$343,967,031
Railroad & Shipping – 2.8%
Canadian National Railway Co.	1,565,697	$201,082,466
Canadian Pacific Railway Ltd.	2,016,652	165,107,151
		$366,189,617
Restaurants – 0.8%
Yum China Holdings, Inc.	1,404,839	$77,434,726
Yum China Holdings, Inc.	599,550	33,248,045
		$110,682,771
Specialty Chemicals – 8.8%
Akzo Nobel N.V.	1,492,589	$107,982,835
L'Air Liquide S.A.	1,604,326	234,889,477
Linde PLC	1,186,543	395,232,818
Nitto Denko Corp.	1,633,700	103,464,535
Showa Denko K. K.	4,008,800	64,493,016
Sika AG	430,965	111,131,121
Symrise AG	1,145,742	129,896,638
		$1,147,090,440
Specialty Stores – 1.1%
Alibaba Group Holding Ltd. (a)	11,803,500	$128,820,316
Just Eat Takeaway (a)	738,430	17,285,579
		$146,105,895
Tobacco – 0.7%
ITC Ltd.	20,337,966	$85,499,851
Total Common Stocks (Identified Cost, $10,275,224,508)		$12,753,772,827
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $276,291,118)	276,295,687	$276,295,687
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86% (j) (Identified Cost, $2,608,176)	2,608,176	$2,608,176

Other Assets, Less Liabilities – 0.0%		604,205
Net Assets – 100.0%		$13,033,280,895

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $276,295,687 and $12,756,381,003, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 11/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $2,865,846 of securities on loan (identified cost, $10,277,832,684)	$12,756,381,003
Investments in affiliated issuers, at value (identified cost, $276,291,118)	276,295,687
Foreign currency, at value (identified cost, $88,147)	89,121
Receivables for
Fund shares sold	15,147,090
Interest and dividends	40,664,667
Other assets	72,011
Total assets	$13,088,649,579
Liabilities
Payable to custodian	$123,363
Payables for
Investments purchased	15,832,167
Fund shares reacquired	18,795,635
Collateral for securities loaned, at value (c)	2,608,176
Payable to affiliates
Investment adviser	468,715
Administrative services fee	3,502
Shareholder servicing costs	1,449,963
Distribution and service fees	12,447
Deferred country tax expense payable	14,850,106
Accrued expenses and other liabilities	1,224,610
Total liabilities	$55,368,684
Net assets	$13,033,280,895
Net assets consist of
Paid-in capital	$10,134,106,886
Total distributable earnings (loss)	2,899,174,009
Net assets	$13,033,280,895
Shares of beneficial interest outstanding	330,294,471

(c)	Non-cash collateral is not included.
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$548,796,704	14,392,844	$38.13
Class B	1,285,694	36,543	35.18
Class C	27,987,433	822,928	34.01
Class I	3,250,050,925	75,202,651	43.22
Class R1	6,817,553	205,879	33.11
Class R2	39,276,273	1,143,244	34.36
Class R3	160,929,657	4,259,800	37.78
Class R4	225,818,776	5,883,606	38.38
Class R6	8,772,317,880	228,346,976	38.42

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $40.46 [100 / 94.25 x $38.13]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 11/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$63,752,771
Dividends from affiliated issuers	1,677,735
Income on securities loaned	6,766
Other	5,747
Foreign taxes withheld	(6,465,263)
Total investment income	$58,977,756
Expenses
Management fee	$40,790,079
Distribution and service fees	1,062,198
Shareholder servicing costs	2,516,532
Administrative services fee	348,673
Independent Trustees' compensation	56,604
Custodian fee	780,066
Shareholder communications	150,201
Audit and tax fees	40,439
Legal fees	29,459
Miscellaneous	326,024
Total expenses	$46,100,275
Reduction of expenses by investment adviser and distributor	(818,489)
Net expenses	$45,281,786
Net investment income (loss)	$13,695,970
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $4,780,668 country tax)	$210,915,854
Affiliated issuers	45
Foreign currency	1,573,138
Net realized gain (loss)	$212,489,037
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $696,805 increase in deferred country tax)	$3,458,166
Affiliated issuers	4,096
Translation of assets and liabilities in foreign currencies	200,790
Net unrealized gain (loss)	$3,663,052
Net realized and unrealized gain (loss)	$216,152,089
Change in net assets from operations	$229,848,059
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22
Change in net assets
From operations
Net investment income (loss)	$13,695,970	$116,011,781
Net realized gain (loss)	212,489,037	543,815,219
Net unrealized gain (loss)	3,663,052	(2,408,457,443)
Change in net assets from operations	$229,848,059	$(1,748,630,443)
Total distributions to shareholders	$—	$(922,994,870)
Change in net assets from fund share transactions	$240,589,885	$714,185,698
Total change in net assets	$470,437,944	$(1,957,439,615)
Net assets
At beginning of period	12,562,842,951	14,520,282,566
At end of period	$13,033,280,895	$12,562,842,951
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$37.54	$45.69	$33.66	$32.76	$34.20	$31.09
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.21	$0.22	$0.23	$0.42	$0.37
Net realized and unrealized gain (loss)	0.60	(5.48)	12.05	1.20	(0.73)	3.50
Total from investment operations	$0.59	$(5.27)	$12.27	$1.43	$(0.31)	$3.87
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.24)	$(0.35)	$(0.29)	$(0.23)
From net realized gain	—	(2.56)	—	(0.18)	(0.84)	(0.53)
Total distributions declared to shareholders	$—	$(2.88)	$(0.24)	$(0.53)	$(1.13)	$(0.76)
Net asset value, end of period (x)	$38.13	$37.54	$45.69	$33.66	$32.76	$34.20
Total return (%) (r)(s)(t)(x)	1.57(n)	(12.34)	36.52	4.24	(0.64)	12.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.09(a)	1.08	1.08	1.08	1.10	1.15
Expenses after expense reductions	1.08(a)	1.06	1.06	1.07	1.09	1.14
Net investment income (loss)	(0.08)(a)(l)	0.49	0.53	0.66	1.28	1.12
Portfolio turnover	8(n)	12	23	17	17	12
Net assets at end of period (000 omitted)	$548,797	$534,840	$650,731	$546,391	$402,964	$360,401
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$34.77	$42.52	$31.38	$30.67	$32.01	$29.15
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.13)	$(0.09)	$(0.06)	$0.11	$0.07
Net realized and unrealized gain (loss)	0.54	(5.06)	11.23	1.15	(0.61)	3.32
Total from investment operations	$0.41	$(5.19)	$11.14	$1.09	$(0.50)	$3.39
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.20)	$—	$(0.00)(w)
From net realized gain	—	(2.56)	—	(0.18)	(0.84)	(0.53)
Total distributions declared to shareholders	$—	$(2.56)	$—	$(0.38)	$(0.84)	$(0.53)
Net asset value, end of period (x)	$35.18	$34.77	$42.52	$31.38	$30.67	$32.01
Total return (%) (r)(s)(t)(x)	1.18(n)	(12.99)	35.50	3.44	(1.36)	11.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.84(a)	1.83	1.82	1.83	1.85	1.90
Expenses after expense reductions	1.83(a)	1.81	1.81	1.82	1.84	1.89
Net investment income (loss)	(0.82)(a)(l)	(0.33)	(0.24)	(0.18)	0.35	0.23
Portfolio turnover	8(n)	12	23	17	17	12
Net assets at end of period (000 omitted)	$1,286	$1,559	$2,439	$2,922	$4,599	$6,537
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$33.61	$41.19	$30.40	$29.76	$31.15	$28.43
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.11)	$(0.08)	$(0.04)	$0.14	$0.09
Net realized and unrealized gain (loss)	0.53	(4.91)	10.87	1.10	(0.64)	3.21
Total from investment operations	$0.40	$(5.02)	$10.79	$1.06	$(0.50)	$3.30
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$—	$(0.24)	$(0.05)	$(0.05)
From net realized gain	—	(2.56)	—	(0.18)	(0.84)	(0.53)
Total distributions declared to shareholders	$—	$(2.56)	$—	$(0.42)	$(0.89)	$(0.58)
Net asset value, end of period (x)	$34.01	$33.61	$41.19	$30.40	$29.76	$31.15
Total return (%) (r)(s)(t)(x)	1.19(n)	(12.99)	35.49	3.46	(1.37)	11.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.84(a)	1.83	1.82	1.83	1.85	1.90
Expenses after expense reductions	1.83(a)	1.81	1.81	1.82	1.84	1.89
Net investment income (loss)	(0.83)(a)(l)	(0.29)	(0.21)	(0.14)	0.48	0.30
Portfolio turnover	8(n)	12	23	17	17	12
Net assets at end of period (000 omitted)	$27,987	$30,292	$41,907	$39,530	$42,015	$42,981
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$42.50	$51.32	$37.75	$36.61	$38.08	$34.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.37	$0.39	$0.34	$0.60	$0.50
Net realized and unrealized gain (loss)	0.69	(6.20)	13.49	1.35	(0.86)	3.90
Total from investment operations	$0.72	$(5.83)	$13.88	$1.69	$(0.26)	$4.40
Less distributions declared to shareholders
From net investment income	$—	$(0.43)	$(0.31)	$(0.37)	$(0.37)	$(0.31)
From net realized gain	—	(2.56)	—	(0.18)	(0.84)	(0.53)
Total distributions declared to shareholders	$—	$(2.99)	$(0.31)	$(0.55)	$(1.21)	$(0.84)
Net asset value, end of period (x)	$43.22	$42.50	$51.32	$37.75	$36.61	$38.08
Total return (%) (r)(s)(t)(x)	1.69(n)	(12.10)	36.85	4.51	(0.41)	12.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.84(a)	0.83	0.83	0.83	0.85	0.90
Expenses after expense reductions	0.83(a)	0.81	0.82	0.82	0.84	0.89
Net investment income (loss)	0.17(a)(l)	0.77	0.84	0.89	1.63	1.35
Portfolio turnover	8(n)	12	23	17	17	12
Net assets at end of period (000 omitted)	$3,250,051	$3,251,727	$3,722,298	$2,457,330	$1,974,109	$1,371,442
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$32.73	$40.23	$29.72	$29.12	$30.57	$27.93
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.08)	$(0.06)	$(0.03)	$0.18	$0.14
Net realized and unrealized gain (loss)	0.51	(4.81)	10.62	1.07	(0.68)	3.11
Total from investment operations	$0.38	$(4.89)	$10.56	$1.04	$(0.50)	$3.25
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.05)	$(0.26)	$(0.11)	$(0.08)
From net realized gain	—	(2.56)	—	(0.18)	(0.84)	(0.53)
Total distributions declared to shareholders	$—	$(2.61)	$(0.05)	$(0.44)	$(0.95)	$(0.61)
Net asset value, end of period (x)	$33.11	$32.73	$40.23	$29.72	$29.12	$30.57
Total return (%) (r)(s)(t)(x)	1.16(n)	(12.99)	35.53	3.45	(1.39)	11.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.84(a)	1.83	1.83	1.83	1.85	1.90
Expenses after expense reductions	1.83(a)	1.81	1.81	1.82	1.84	1.89
Net investment income (loss)	(0.82)(a)(l)	(0.21)	(0.17)	(0.11)	0.61	0.47
Portfolio turnover	8(n)	12	23	17	17	12
Net assets at end of period (000 omitted)	$6,818	$6,895	$7,424	$4,890	$4,266	$3,663
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$33.87	$41.51	$30.63	$29.92	$31.31	$28.54
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$0.10	$0.10	$0.15	$0.28	$0.25
Net realized and unrealized gain (loss)	0.54	(4.96)	10.97	1.07	(0.64)	3.23
Total from investment operations	$0.49	$(4.86)	$11.07	$1.22	$(0.36)	$3.48
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.19)	$(0.33)	$(0.19)	$(0.18)
From net realized gain	—	(2.56)	—	(0.18)	(0.84)	(0.53)
Total distributions declared to shareholders	$—	$(2.78)	$(0.19)	$(0.51)	$(1.03)	$(0.71)
Net asset value, end of period (x)	$34.36	$33.87	$41.51	$30.63	$29.92	$31.31
Total return (%) (r)(s)(t)(x)	1.45(n)	(12.55)	36.20	3.95	(0.89)	12.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.34(a)	1.33	1.33	1.33	1.35	1.40
Expenses after expense reductions	1.33(a)	1.31	1.31	1.32	1.34	1.39
Net investment income (loss)	(0.33)(a)(l)	0.26	0.28	0.48	0.92	0.83
Portfolio turnover	8(n)	12	23	17	17	12
Net assets at end of period (000 omitted)	$39,276	$34,618	$40,886	$34,149	$18,890	$23,650
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$37.20	$45.30	$33.38	$32.51	$33.96	$30.89
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.21	$0.23	$0.23	$0.48	$0.36
Net realized and unrealized gain (loss)	0.59	(5.43)	11.94	1.18	(0.79)	3.48
Total from investment operations	$0.58	$(5.22)	$12.17	$1.41	$(0.31)	$3.84
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.25)	$(0.36)	$(0.30)	$(0.24)
From net realized gain	—	(2.56)	—	(0.18)	(0.84)	(0.53)
Total distributions declared to shareholders	$—	$(2.88)	$(0.25)	$(0.54)	$(1.14)	$(0.77)
Net asset value, end of period (x)	$37.78	$37.20	$45.30	$33.38	$32.51	$33.96
Total return (%) (r)(s)(t)(x)	1.56(n)	(12.33)	36.55	4.22	(0.63)	12.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.09(a)	1.08	1.08	1.08	1.10	1.15
Expenses after expense reductions	1.08(a)	1.06	1.06	1.07	1.09	1.14
Net investment income (loss)	(0.08)(a)(l)	0.49	0.58	0.69	1.47	1.09
Portfolio turnover	8(n)	12	23	17	17	12
Net assets at end of period (000 omitted)	$160,930	$149,194	$182,926	$124,732	$59,575	$30,465
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$37.74	$45.91	$33.79	$32.83	$34.28	$31.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.33	$0.31	$0.31	$0.53	$0.45
Net realized and unrealized gain (loss)	0.61	(5.51)	12.12	1.20	(0.76)	3.52
Total from investment operations	$0.64	$(5.18)	$12.43	$1.51	$(0.23)	$3.97
Less distributions declared to shareholders
From net investment income	$—	$(0.43)	$(0.31)	$(0.37)	$(0.38)	$(0.33)
From net realized gain	—	(2.56)	—	(0.18)	(0.84)	(0.53)
Total distributions declared to shareholders	$—	$(2.99)	$(0.31)	$(0.55)	$(1.22)	$(0.86)
Net asset value, end of period (x)	$38.38	$37.74	$45.91	$33.79	$32.83	$34.28
Total return (%) (r)(s)(t)(x)	1.70(n)	(12.11)	36.87	4.48	(0.40)	12.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.84(a)	0.83	0.83	0.83	0.85	0.90
Expenses after expense reductions	0.83(a)	0.81	0.81	0.82	0.84	0.89
Net investment income (loss)	0.17(a)(l)	0.76	0.77	0.91	1.60	1.36
Portfolio turnover	8(n)	12	23	17	17	12
Net assets at end of period (000 omitted)	$225,819	$224,116	$273,949	$262,925	$209,454	$167,066
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$37.75	$45.93	$33.80	$32.81	$34.27	$31.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.38	$0.39	$0.34	$0.56	$0.51
Net realized and unrealized gain (loss)	0.62	(5.51)	12.08	1.21	(0.78)	3.49
Total from investment operations	$0.67	$(5.13)	$12.47	$1.55	$(0.22)	$4.00
Less distributions declared to shareholders
From net investment income	$—	$(0.49)	$(0.34)	$(0.38)	$(0.40)	$(0.35)
From net realized gain	—	(2.56)	—	(0.18)	(0.84)	(0.53)
Total distributions declared to shareholders	$—	$(3.05)	$(0.34)	$(0.56)	$(1.24)	$(0.88)
Net asset value, end of period (x)	$38.42	$37.75	$45.93	$33.80	$32.81	$34.27
Total return (%) (r)(s)(t)(x)	1.77(n)	(12.01)	37.00	4.60	(0.34)	12.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.72(a)	0.71	0.72	0.74	0.77	0.80
Expenses after expense reductions	0.71(a)	0.69	0.71	0.73	0.76	0.79
Net investment income (loss)	0.29(a)(l)	0.89	0.96	1.00	1.69	1.53
Portfolio turnover	8(n)	12	23	17	17	12
Net assets at end of period (000 omitted)	$8,772,318	$8,329,602	$9,597,724	$7,506,854	$6,016,478	$4,347,824

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to
24

Notes to Financial Statements (unaudited) - continued
setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other
25

Notes to Financial Statements (unaudited) - continued
market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$2,075,005,859	$—	$2,075,005,859
Switzerland	548,284,750	1,208,811,059	—	1,757,095,809
Germany	129,896,638	1,163,527,424	—	1,293,424,062
United Kingdom	31,282,838	1,127,886,967	—	1,159,169,805
Japan	—	1,135,076,566	—	1,135,076,566
Canada	1,014,636,556	—	—	1,014,636,556
Taiwan	378,936,468	184,125,122	—	563,061,590
China	77,434,726	485,560,068	—	562,994,794
India	—	511,909,848	—	511,909,848
Other Countries	699,332,306	1,982,065,632	—	2,681,397,938
Mutual Funds	278,903,863	—	—	278,903,863
Total	$3,158,708,145	$9,873,968,545	$—	$13,032,676,690
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses
26

Notes to Financial Statements (unaudited) - continued
are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $2,865,846. The fair value of the fund's investment securities on loan and a related liability of $2,608,176 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $350,300 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.
27

Notes to Financial Statements (unaudited) - continued
Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/22
Ordinary income (including any short-term capital gains)	$270,917,484
Long-term capital gains	652,077,386
Total distributions	$922,994,870
28

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/22
Cost of investments	$10,632,844,292
Gross appreciation	3,386,630,501
Gross depreciation	(986,798,103)
Net unrealized appreciation (depreciation)	$2,399,832,398
As of 5/31/22
Undistributed ordinary income	116,493,776
Undistributed long-term capital gain	216,006,542
Post-October capital loss deferral	(10,037,803)
Other temporary differences	(3,963,547)
Net unrealized appreciation (depreciation)	2,350,826,982
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/22	Year ended 5/31/22
Class A	$—	$40,847,465
Class B	—	125,004
Class C	—	2,420,107
Class I	—	215,860,122
Class R1	—	494,877
Class R2	—	2,697,084
Class R3	—	11,487,587
Class R4	—	16,174,642
Class R6	—	632,887,982
Total	$—	$922,994,870
29

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2023. For the six months ended November 30, 2022, this management fee reduction amounted to $818,478, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.68% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $17,798 for the six months ended November 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
30

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 628,595
Class B	0.75%	0.25%	1.00%	1.00%	6,662
Class C	0.75%	0.25%	1.00%	1.00%	134,048
Class R1	0.75%	0.25%	1.00%	1.00%	31,872
Class R2	0.25%	0.25%	0.50%	0.50%	82,550
Class R3	—	0.25%	0.25%	0.25%	178,471
Total Distribution and Service Fees					$1,062,198
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2022, this rebate amounted to $11 for Class A shares, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2022, were as follows:
Amount
Class A	$3,273
Class B	841
Class C	616
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2022, the fee was $85,525, which equated to 0.0014% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,431,007.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
31

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.0059% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $11,471,676.
(4) Portfolio Securities
For the six months ended November 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $1,069,317,433 and $936,221,141, respectively.
32

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,533,324	$53,561,998	2,493,395	$106,890,437
Class B	187	6,000	132	5,134
Class C	46,950	1,502,923	80,222	3,100,489
Class I	15,398,736	608,187,929	19,757,359	939,764,882
Class R1	28,368	855,372	53,432	1,982,428
Class R2	266,656	8,332,877	385,551	14,647,471
Class R3	808,284	28,238,407	971,524	41,597,776
Class R4	896,624	32,060,328	2,067,677	86,536,916
Class R6	22,782,790	804,841,479	22,626,945	985,839,048
	41,761,919	$1,537,587,313	48,436,237	$2,180,364,581
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	718,108	$30,857,117
Class B	—	—	3,070	122,629
Class C	—	—	56,734	2,189,925
Class I	—	—	4,036,074	196,072,454
Class R1	—	—	13,165	494,877
Class R2	—	—	69,164	2,684,269
Class R3	—	—	269,852	11,487,587
Class R4	—	—	323,071	13,937,302
Class R6	—	—	13,956,815	601,957,439
	—	$—	19,446,053	$859,803,599
Shares reacquired
Class A	(1,387,095)	$(48,789,477)	(3,207,148)	$(134,098,035)
Class B	(8,466)	(275,097)	(15,731)	(629,324)
Class C	(125,293)	(3,926,097)	(253,076)	(9,625,780)
Class I	(16,712,296)	(658,391,476)	(19,801,953)	(934,132,572)
Class R1	(33,187)	(1,008,756)	(40,443)	(1,521,928)
Class R2	(145,567)	(4,593,503)	(417,631)	(15,887,122)
Class R3	(559,561)	(19,621,515)	(1,268,584)	(53,863,640)
Class R4	(951,213)	(33,473,905)	(2,418,992)	(104,302,465)
Class R6	(15,064,400)	(526,917,602)	(24,900,996)	(1,071,921,616)
	(34,987,078)	$(1,296,997,428)	(52,324,554)	$(2,325,982,482)
33

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	146,229	$4,772,521	4,355	$3,649,519
Class B	(8,279)	(269,097)	(12,529)	(501,561)
Class C	(78,343)	(2,423,174)	(116,120)	(4,335,366)
Class I	(1,313,560)	(50,203,547)	3,991,480	201,704,764
Class R1	(4,819)	(153,384)	26,154	955,377
Class R2	121,089	3,739,374	37,084	1,444,618
Class R3	248,723	8,616,892	(27,208)	(778,277)
Class R4	(54,589)	(1,413,577)	(28,244)	(3,828,247)
Class R6	7,718,390	277,923,877	11,682,764	515,874,871
	6,774,841	$240,589,885	15,557,736	$714,185,698
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 38%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2022, the fund’s commitment fee and interest expense were $28,815 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
34

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$95,663,451	$923,592,412	$742,964,317	$45	$4,096	$276,295,687

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,677,735	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
35

Notes to Financial Statements (unaudited) - continued
(10) Subsequent Event
On December 2, 2022, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $32,966,952. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain (loss) of $15,899,298 for the fund.
36

Board Review of Investment Advisory Agreement
MFS International Growth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
37

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
38

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $5 billion, $10 billion and $20 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The
39

Board Review of Investment Advisory Agreement - continued
Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
40

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
41

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2022
MFS®  International Intrinsic Value Fund
FGI-SEM

MFS® International Intrinsic Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility has ebbed and flowed, driven largely by the market’s focus on the potential for shifts in the trajectory of central bank policy.
There are, however, encouraging signs for the markets. China recently significantly relaxed its zero-COVID policy, and while cases there have increased dramatically, the hope is that an earlier economic reopening may be achieved once the current wave of infections subsides. Meanwhile, unemployment is low and global supply chain bottlenecks are easing. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
January 13, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Nestle S.A.	4.5%
Schneider Electric SE	3.8%
Franco-Nevada Corp.	3.1%
Cadence Design Systems, Inc.	2.6%
Pernod Ricard S.A.	2.6%
Legrand S.A.	2.4%
TotalEnergies SE	2.4%
Diageo PLC	2.4%
Analog Devices, Inc.	2.2%
Samsung Electronics Co. Ltd.	2.1%
GICS equity industries (g)
Consumer Staples	20.9%
Industrials	20.5%
Information Technology	20.5%
Materials	12.5%
Financials	7.3%
Health Care	5.9%
Energy	4.1%
Consumer Discretionary	3.0%
Real Estate	1.0%
Equity Warrants (o)	0.0%
Issuer country weightings (x)
France	17.8%
Japan	15.4%
Switzerland	14.2%
United States	12.2%
United Kingdom	11.6%
Germany	10.2%
Canada	4.5%
Denmark	2.4%
South Korea	2.1%
Other Countries	9.6%
Currency exposure weightings (y)
Euro	32.7%
Japanese Yen	15.4%
Swiss Franc	14.2%
United States Dollar	12.2%
British Pound Sterling	11.6%
Canadian Dollar	4.5%
Danish Krone	2.4%
South Korean Won	2.1%
Australian Dollar	1.7%
Other Currencies	3.2%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of November 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2022 through November 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2022 through November 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/22	Ending Account Value 11/30/22	Expenses Paid During Period (p) 6/01/22-11/30/22
A	Actual	1.01%	$1,000.00	$987.98	$5.03
	Hypothetical (h)	1.01%	$1,000.00	$1,020.00	$5.11
B	Actual	1.76%	$1,000.00	$984.14	$8.75
	Hypothetical (h)	1.76%	$1,000.00	$1,016.24	$8.90
C	Actual	1.76%	$1,000.00	$984.23	$8.75
	Hypothetical (h)	1.76%	$1,000.00	$1,016.24	$8.90
I	Actual	0.76%	$1,000.00	$989.13	$3.79
	Hypothetical (h)	0.76%	$1,000.00	$1,021.26	$3.85
R1	Actual	1.76%	$1,000.00	$984.16	$8.75
	Hypothetical (h)	1.76%	$1,000.00	$1,016.24	$8.90
R2	Actual	1.26%	$1,000.00	$986.68	$6.28
	Hypothetical (h)	1.26%	$1,000.00	$1,018.75	$6.38
R3	Actual	1.01%	$1,000.00	$987.87	$5.03
	Hypothetical (h)	1.01%	$1,000.00	$1,020.00	$5.11
R4	Actual	0.76%	$1,000.00	$989.21	$3.79
	Hypothetical (h)	0.76%	$1,000.00	$1,021.26	$3.85
R6	Actual	0.66%	$1,000.00	$989.70	$3.29
	Hypothetical (h)	0.66%	$1,000.00	$1,021.76	$3.35
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.5%
Airlines – 0.7%
Ryanair Holdings PLC, ADR (a)	2,069,998	$156,678,148
Alcoholic Beverages – 4.9%
Diageo PLC	11,141,915	$517,714,252
Pernod Ricard S.A. (l)	2,809,408	561,931,103
		$1,079,645,355
Apparel Manufacturers – 2.3%
Adidas AG	927,377	$118,256,464
Compagnie Financiere Richemont S.A.	1,518,382	201,976,783
LVMH Moet Hennessy Louis Vuitton SE	233,692	180,938,543
		$501,171,790
Automotive – 1.0%
Compagnie Generale des Establissments Michelin	3,899,672	$110,226,539
Knorr-Bremse AG	1,887,895	106,855,952
		$217,082,491
Brokerage & Asset Managers – 2.6%
Deutsche Boerse AG	2,160,899	$396,394,589
Euronext N.V.	2,403,295	184,699,204
		$581,093,793
Business Services – 5.6%
Experian PLC	9,483,972	$337,199,754
Intertek Group PLC	3,733,679	182,876,907
Nomura Research Institute Ltd.	7,469,854	165,780,955
Secom Co. Ltd.	3,326,700	206,249,403
SGS S.A.	127,800	298,829,773
Sohgo Security Services Co. Ltd.	1,562,900	42,531,705
		$1,233,468,497
Chemicals – 1.5%
Givaudan S.A.	93,169	$317,761,028
Computer Software – 6.8%
ANSYS, Inc. (a)	1,107,563	$281,653,271
Cadence Design Systems, Inc. (a)	3,376,053	580,816,158
Dassault Systemes SE	4,837,772	181,505,777
NICE Systems Ltd., ADR (a)	337,429	65,518,589
OBIC Co. Ltd.	679,000	108,143,296
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
SAP SE	2,572,010	$278,369,685
		$1,496,006,776
Computer Software - Systems – 3.8%
Amadeus IT Group S.A. (a)	3,990,335	$217,251,875
Cap Gemini S.A.	906,717	165,086,276
Samsung Electronics Co. Ltd.	9,456,193	454,121,564
		$836,459,715
Construction – 1.5%
CRH PLC	4,161,420	$166,588,647
Geberit AG	316,618	153,415,550
		$320,004,197
Consumer Products – 7.7%
Beiersdorf AG	1,645,064	$178,250,947
Kao Corp.	2,538,000	101,284,322
Kobayashi Pharmaceutical Co. Ltd.	2,273,100	141,076,777
KOSE Corp.	470,700	50,141,097
Lion Corp.	6,167,500	65,821,643
L'Oréal	945,964	357,769,019
Reckitt Benckiser Group PLC	5,986,209	433,105,568
ROHTO Pharmaceutical Co. Ltd. (h)	7,665,500	250,464,483
Svenska Cellulosa Aktiebolaget	7,751,914	106,158,067
		$1,684,071,923
Electrical Equipment – 7.3%
Halma PLC	978,618	$26,156,262
Legrand S.A.	6,419,063	530,813,748
OMRON Corp.	1,841,200	96,069,359
Schneider Electric SE	5,703,827	845,868,901
Yokogawa Electric Corp.	6,106,100	115,171,698
		$1,614,079,968
Electronics – 6.6%
Analog Devices, Inc.	2,836,413	$487,607,759
ASML Holding N.V.	198,948	121,014,326
DISCO Corp.	467,600	140,527,400
Hirose Electric Co. Ltd. (h)	2,563,900	346,494,169
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,194,999	348,101,017
		$1,443,744,671
Energy - Independent – 1.7%
Woodside Energy Group Ltd.	14,720,810	$371,443,152
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 2.4%
TotalEnergies SE (l)	8,423,325	$526,176,253
Food & Beverages – 7.0%
Chocoladefabriken Lindt & Sprungli AG	6,507	$68,852,099
Ezaki Glico Co. Ltd.	3,071,100	80,048,998
ITO EN Ltd.	3,454,400	133,651,202
Nestle S.A.	8,367,858	995,768,364
Toyo Suisan Kaisha Ltd. (h)	6,070,300	254,936,575
		$1,533,257,238
Food & Drug Stores – 0.1%
Ocado Group PLC (a)	3,229,077	$24,500,036
Insurance – 0.4%
Hiscox Ltd.	7,739,693	$95,233,252
Machinery & Tools – 6.2%
Epiroc AB	9,906,832	$192,891,011
GEA Group AG	5,237,413	211,430,160
IMI PLC (h)	16,960,315	275,550,464
Schindler Holding AG	1,187,002	226,202,487
SMC Corp.	555,600	254,148,411
Spirax-Sarco Engineering PLC	1,521,402	209,482,054
		$1,369,704,587
Major Banks – 2.2%
Bank of Ireland Group PLC	12,524,808	$103,320,921
Resona Holdings, Inc.	28,711,100	138,487,382
UBS Group AG	12,716,560	236,630,756
		$478,439,059
Medical & Health Technology & Services – 0.5%
Haleon PLC (a)	32,895,141	$113,274,209
Medical Equipment – 4.5%
Agilent Technologies, Inc.	1,322,122	$204,902,468
Bruker BioSciences Corp.	2,686,646	181,106,807
EssilorLuxottica	1,457,414	273,496,630
Nihon Kohden Corp.	578,500	13,527,231
Shimadzu Corp.	10,331,500	318,570,702
		$991,603,838
Metals & Mining – 1.1%
Glencore PLC	33,965,379	$229,779,850
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 2.0%
Chiba Bank Ltd.	15,995,900	$97,271,178
Hachijuni Bank Ltd.	10,338,900	39,302,408
Julius Baer Group Ltd.	1,512,252	87,576,048
Jyske Bank A.S. (a)	1,312,546	80,654,489
Mebuki Financial Group, Inc.	22,597,670	51,367,616
North Pacific Bank Ltd.	15,497,700	27,775,653
Sydbank A.S.	1,740,408	64,335,546
		$448,282,938
Pharmaceuticals – 2.8%
Bayer AG	3,221,744	$186,244,253
Roche Holding AG	1,060,993	345,124,064
Santen Pharmaceutical Co. Ltd.	10,770,200	87,985,528
		$619,353,845
Precious Metals & Minerals – 4.5%
Agnico Eagle Mines Ltd. (l)	3,377,598	$170,116,541
Franco-Nevada Corp.	4,612,540	673,767,226
Wheaton Precious Metals Corp.	3,645,261	142,271,273
		$986,155,040
Printing & Publishing – 1.2%
Wolters Kluwer N.V.	2,417,681	$267,046,138
Real Estate – 1.1%
LEG Immobilien SE	1,195,086	$75,181,800
TAG Immobilien AG	5,004,797	29,685,555
Vonovia SE, REIT	5,170,613	126,871,189
		$231,738,544
Specialty Chemicals – 4.3%
Croda International PLC	1,186,752	$97,461,392
Kansai Paint Co. Ltd.	4,955,300	68,335,826
Novozymes A.S.	6,458,401	377,165,487
Sika AG	719,163	185,447,519
Symrise AG	1,978,301	224,286,662
		$952,696,886
Specialty Stores – 0.2%
Zalando SE (a)	1,525,982	$47,225,245
Total Common Stocks (Identified Cost, $15,661,313,135)		$20,767,178,462
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 1.2%
Consumer Products – 1.2%
Henkel AG & Co. KGaA (Identified Cost, $285,857,904)	3,651,489	$260,054,181

	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67.00	11/20/23	4,568,796	$4,055,787

Investment Companies (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $866,641,921)	866,710,383	$866,710,383
Collateral for Securities Loaned – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86% (j) (Identified Cost, $100,168,778)	100,168,778	$100,168,778

Other Assets, Less Liabilities – (0.1)%		(13,133,886)
Net Assets – 100.0%		$21,985,033,705

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,994,156,074 and $20,004,011,517, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 11/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $131,605,014 of securities on loan (identified cost, $15,174,276,049)	$20,004,011,517
Investments in affiliated issuers, at value (identified cost, $1,739,705,689)	1,994,156,074
Foreign currency, at value (identified cost, $3,649,762)	3,678,376
Receivables for
Investments sold	18,842,684
Fund shares sold	18,683,564
Interest and dividends	98,069,490
Other assets	40,187
Total assets	$22,137,481,892
Liabilities
Payable to custodian	$132,576
Payables for
Investments purchased	6,626,862
Fund shares reacquired	39,614,125
Collateral for securities loaned, at value (c)	100,168,778
Payable to affiliates
Investment adviser	754,596
Administrative services fee	3,502
Shareholder servicing costs	3,241,720
Distribution and service fees	49,560
Deferred country tax expense payable	243,813
Accrued expenses and other liabilities	1,612,655
Total liabilities	$152,448,187
Net assets	$21,985,033,705
Net assets consist of
Paid-in capital	$13,676,629,767
Total distributable earnings (loss)	8,308,403,938
Net assets	$21,985,033,705
Shares of beneficial interest outstanding	512,474,542

(c)	Non-cash collateral is not included.
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,056,142,664	49,039,804	$41.93
Class B	5,951,440	152,243	39.09
Class C	79,126,433	2,149,151	36.82
Class I	7,332,847,952	164,420,525	44.60
Class R1	8,103,610	217,353	37.28
Class R2	142,551,930	3,702,044	38.51
Class R3	979,388,267	23,572,144	41.55
Class R4	721,264,024	17,103,092	42.17
Class R6	10,659,657,385	252,118,186	42.28

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $44.49 [100 / 94.25 x $41.93]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 11/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$92,250,297
Dividends from affiliated issuers	16,238,953
Other	12,446
Income on securities loaned	2,918
Foreign taxes withheld	(8,468,300)
Total investment income	$100,036,314
Expenses
Management fee	$71,360,003
Distribution and service fees	4,684,919
Shareholder servicing costs	6,181,904
Administrative services fee	348,673
Independent Trustees' compensation	57,066
Custodian fee	940,233
Shareholder communications	314,023
Audit and tax fees	33,295
Legal fees	61,192
Miscellaneous	701,248
Total expenses	$84,682,556
Reduction of expenses by investment adviser and distributor	(1,524,134)
Net expenses	$83,158,422
Net investment income (loss)	$16,877,892
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,924,991,482
Affiliated issuers	19,662,688
Foreign currency	(1,691,344)
Net realized gain (loss)	$1,942,962,826
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,387,075,184)
Affiliated issuers	12,733,636
Translation of assets and liabilities in foreign currencies	1,715,271
Net unrealized gain (loss)	$(2,372,626,277)
Net realized and unrealized gain (loss)	$(429,663,451)
Change in net assets from operations	$(412,785,559)
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22
Change in net assets
From operations
Net investment income (loss)	$16,877,892	$194,762,942
Net realized gain (loss)	1,942,962,826	2,354,393,584
Net unrealized gain (loss)	(2,372,626,277)	(6,880,011,146)
Change in net assets from operations	$(412,785,559)	$(4,330,854,620)
Total distributions to shareholders	$—	$(2,264,172,425)
Change in net assets from fund share transactions	$(2,124,101,117)	$(889,370,986)
Total change in net assets	$(2,536,886,676)	$(7,484,398,031)
Net assets
At beginning of period	24,521,920,381	32,006,318,412
At end of period	$21,985,033,705	$24,521,920,381
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$42.44	$53.83	$44.47	$42.09	$42.91	$40.88
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.20	$0.32	$0.21	$0.39	$0.43
Net realized and unrealized gain (loss)	(0.49)	(7.57)	11.78	3.93	0.45	2.67
Total from investment operations	$(0.51)	$(7.37)	$12.10	$4.14	$0.84	$3.10
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.21)	$(0.37)	$(0.51)	$(0.61)
From net realized gain	—	(3.63)	(2.53)	(1.39)	(1.15)	(0.46)
Total distributions declared to shareholders	$—	$(4.02)	$(2.74)	$(1.76)	$(1.66)	$(1.07)
Net asset value, end of period (x)	$41.93	$42.44	$53.83	$44.47	$42.09	$42.91
Total return (%) (r)(s)(t)(x)	(1.20)(n)	(15.10)	27.66	9.84	2.29	7.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03(a)	0.98	0.97	0.99	0.99	0.98
Expenses after expense reductions	1.01(a)	0.96	0.96	0.98	0.98	0.97
Net investment income (loss)	(0.10)(a)(l)	0.40	0.63	0.48	0.93	1.02
Portfolio turnover	9(n)	10	7	7	6	14
Net assets at end of period (000 omitted)	$2,056,143	$2,345,833	$3,046,287	$2,651,120	$2,959,958	$3,594,359
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$39.72	$50.76	$42.18	$39.99	$40.80	$38.94
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.16)	$(0.25)	$(0.08)	$(0.12)	$0.06	$0.11
Net realized and unrealized gain (loss)	(0.47)	(7.01)	11.19	3.72	0.46	2.53
Total from investment operations	$(0.63)	$(7.26)	$11.11	$3.60	$0.52	$2.64
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$—	$(0.02)	$(0.18)	$(0.32)
From net realized gain	—	(3.63)	(2.53)	(1.39)	(1.15)	(0.46)
Total distributions declared to shareholders	$—	$(3.78)	$(2.53)	$(1.41)	$(1.33)	$(0.78)
Net asset value, end of period (x)	$39.09	$39.72	$50.76	$42.18	$39.99	$40.80
Total return (%) (r)(s)(t)(x)	(1.59)(n)	(15.74)	26.75	8.99	1.53	6.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78(a)	1.72	1.72	1.74	1.74	1.73
Expenses after expense reductions	1.76(a)	1.71	1.71	1.73	1.73	1.72
Net investment income (loss)	(0.86)(a)(l)	(0.52)	(0.16)	(0.29)	0.16	0.27
Portfolio turnover	9(n)	10	7	7	6	14
Net assets at end of period (000 omitted)	$5,951	$8,336	$19,911	$25,231	$35,571	$46,522
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$37.41	$48.04	$40.04	$38.05	$38.91	$37.19
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.23)	$(0.09)	$(0.11)	$0.07	$0.11
Net realized and unrealized gain (loss)	(0.44)	(6.60)	10.62	3.54	0.42	2.40
Total from investment operations	$(0.59)	$(6.83)	$10.53	$3.43	$0.49	$2.51
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$—	$(0.05)	$(0.20)	$(0.33)
From net realized gain	—	(3.63)	(2.53)	(1.39)	(1.15)	(0.46)
Total distributions declared to shareholders	$—	$(3.80)	$(2.53)	$(1.44)	$(1.35)	$(0.79)
Net asset value, end of period (x)	$36.82	$37.41	$48.04	$40.04	$38.05	$38.91
Total return (%) (r)(s)(t)(x)	(1.58)(n)	(15.73)	26.73	9.00	1.53	6.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78(a)	1.73	1.72	1.74	1.74	1.73
Expenses after expense reductions	1.76(a)	1.71	1.71	1.73	1.73	1.72
Net investment income (loss)	(0.86)(a)(l)	(0.50)	(0.19)	(0.27)	0.17	0.28
Portfolio turnover	9(n)	10	7	7	6	14
Net assets at end of period (000 omitted)	$79,126	$117,583	$264,432	$395,411	$496,745	$627,662
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$45.09	$56.87	$46.83	$44.24	$45.02	$42.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.34	$0.47	$0.34	$0.53	$0.58
Net realized and unrealized gain (loss)	(0.52)	(8.04)	12.44	4.13	0.47	2.77
Total from investment operations	$(0.49)	$(7.70)	$12.91	$4.47	$1.00	$3.35
Less distributions declared to shareholders
From net investment income	$—	$(0.45)	$(0.34)	$(0.49)	$(0.63)	$(0.72)
From net realized gain	—	(3.63)	(2.53)	(1.39)	(1.15)	(0.46)
Total distributions declared to shareholders	$—	$(4.08)	$(2.87)	$(1.88)	$(1.78)	$(1.18)
Net asset value, end of period (x)	$44.60	$45.09	$56.87	$46.83	$44.24	$45.02
Total return (%) (r)(s)(t)(x)	(1.09)(n)	(14.89)	28.01	10.10	2.56	7.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78(a)	0.73	0.72	0.74	0.74	0.73
Expenses after expense reductions	0.76(a)	0.71	0.71	0.73	0.73	0.72
Net investment income (loss)	0.15(a)(l)	0.63	0.89	0.74	1.22	1.30
Portfolio turnover	9(n)	10	7	7	6	14
Net assets at end of period (000 omitted)	$7,332,848	$8,888,439	$12,285,870	$10,468,862	$10,871,918	$11,680,254
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$37.88	$48.67	$40.54	$38.51	$39.39	$37.64
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.17)	$(0.06)	$(0.10)	$0.08	$0.12
Net realized and unrealized gain (loss)	(0.45)	(6.74)	10.72	3.58	0.41	2.43
Total from investment operations	$(0.60)	$(6.91)	$10.66	$3.48	$0.49	$2.55
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$—	$(0.06)	$(0.22)	$(0.34)
From net realized gain	—	(3.63)	(2.53)	(1.39)	(1.15)	(0.46)
Total distributions declared to shareholders	$—	$(3.88)	$(2.53)	$(1.45)	$(1.37)	$(0.80)
Net asset value, end of period (x)	$37.28	$37.88	$48.67	$40.54	$38.51	$39.39
Total return (%) (r)(s)(t)(x)	(1.58)(n)	(15.73)	26.72	9.01	1.52	6.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78(a)	1.73	1.72	1.74	1.73	1.73
Expenses after expense reductions	1.76(a)	1.71	1.71	1.73	1.73	1.72
Net investment income (loss)	(0.85)(a)(l)	(0.37)	(0.12)	(0.25)	0.20	0.31
Portfolio turnover	9(n)	10	7	7	6	14
Net assets at end of period (000 omitted)	$8,104	$8,909	$11,648	$9,836	$11,321	$12,943
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$39.03	$49.87	$41.36	$39.25	$40.13	$38.32
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$0.06	$0.18	$0.09	$0.27	$0.29
Net realized and unrealized gain (loss)	(0.46)	(6.94)	10.95	3.67	0.41	2.51
Total from investment operations	$(0.52)	$(6.88)	$11.13	$3.76	$0.68	$2.80
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.09)	$(0.26)	$(0.41)	$(0.53)
From net realized gain	—	(3.63)	(2.53)	(1.39)	(1.15)	(0.46)
Total distributions declared to shareholders	$—	$(3.96)	$(2.62)	$(1.65)	$(1.56)	$(0.99)
Net asset value, end of period (x)	$38.51	$39.03	$49.87	$41.36	$39.25	$40.13
Total return (%) (r)(s)(t)(x)	(1.33)(n)	(15.30)	27.36	9.56	2.02	7.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.28(a)	1.23	1.22	1.24	1.24	1.23
Expenses after expense reductions	1.26(a)	1.21	1.21	1.23	1.23	1.22
Net investment income (loss)	(0.35)(a)(l)	0.12	0.38	0.23	0.69	0.74
Portfolio turnover	9(n)	10	7	7	6	14
Net assets at end of period (000 omitted)	$142,552	$153,967	$224,998	$219,474	$295,690	$358,138
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$42.06	$53.38	$44.11	$41.78	$42.62	$40.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.20	$0.31	$0.21	$0.40	$0.45
Net realized and unrealized gain (loss)	(0.49)	(7.49)	11.70	3.89	0.43	2.63
Total from investment operations	$(0.51)	$(7.29)	$12.01	$4.10	$0.83	$3.08
Less distributions declared to shareholders
From net investment income	$—	$(0.40)	$(0.21)	$(0.38)	$(0.52)	$(0.63)
From net realized gain	—	(3.63)	(2.53)	(1.39)	(1.15)	(0.46)
Total distributions declared to shareholders	$—	$(4.03)	$(2.74)	$(1.77)	$(1.67)	$(1.09)
Net asset value, end of period (x)	$41.55	$42.06	$53.38	$44.11	$41.78	$42.62
Total return (%) (r)(s)(t)(x)	(1.21)(n)	(15.09)	27.68	9.81	2.28	7.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03(a)	0.98	0.97	0.99	0.99	0.98
Expenses after expense reductions	1.01(a)	0.96	0.96	0.98	0.98	0.97
Net investment income (loss)	(0.10)(a)(l)	0.39	0.62	0.49	0.97	1.06
Portfolio turnover	9(n)	10	7	7	6	14
Net assets at end of period (000 omitted)	$979,388	$1,034,115	$1,383,344	$1,320,257	$1,353,427	$1,450,342
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$42.63	$53.98	$44.58	$42.20	$43.03	$41.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.32	$0.45	$0.33	$0.51	$0.55
Net realized and unrealized gain (loss)	(0.49)	(7.59)	11.82	3.93	0.44	2.66
Total from investment operations	$(0.46)	$(7.27)	$12.27	$4.26	$0.95	$3.21
Less distributions declared to shareholders
From net investment income	$—	$(0.45)	$(0.34)	$(0.49)	$(0.63)	$(0.73)
From net realized gain	—	(3.63)	(2.53)	(1.39)	(1.15)	(0.46)
Total distributions declared to shareholders	$—	$(4.08)	$(2.87)	$(1.88)	$(1.78)	$(1.19)
Net asset value, end of period (x)	$42.17	$42.63	$53.98	$44.58	$42.20	$43.03
Total return (%) (r)(s)(t)(x)	(1.08)(n)	(14.89)	27.99	10.09	2.56	7.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78(a)	0.73	0.72	0.74	0.74	0.73
Expenses after expense reductions	0.76(a)	0.71	0.71	0.73	0.73	0.72
Net investment income (loss)	0.16(a)(l)	0.61	0.88	0.75	1.22	1.30
Portfolio turnover	9(n)	10	7	7	6	14
Net assets at end of period (000 omitted)	$721,264	$781,557	$1,183,942	$1,019,909	$1,048,956	$1,157,723
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$42.72	$54.06	$44.63	$42.24	$43.09	$41.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.40	$0.51	$0.37	$0.56	$0.62
Net realized and unrealized gain (loss)	(0.49)	(7.63)	11.84	3.94	0.42	2.64
Total from investment operations	$(0.44)	$(7.23)	$12.35	$4.31	$0.98	$3.26
Less distributions declared to shareholders
From net investment income	$—	$(0.48)	$(0.39)	$(0.53)	$(0.68)	$(0.77)
From net realized gain	—	(3.63)	(2.53)	(1.39)	(1.15)	(0.46)
Total distributions declared to shareholders	$—	$(4.11)	$(2.92)	$(1.92)	$(1.83)	$(1.23)
Net asset value, end of period (x)	$42.28	$42.72	$54.06	$44.63	$42.24	$43.09
Total return (%) (r)(s)(t)(x)	(1.03)(n)	(14.81)	28.15	10.21	2.64	7.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.68(a)	0.62	0.62	0.63	0.63	0.63
Expenses after expense reductions	0.66(a)	0.60	0.61	0.62	0.62	0.62
Net investment income (loss)	0.25(a)(l)	0.78	1.01	0.85	1.34	1.46
Portfolio turnover	9(n)	10	7	7	6	14
Net assets at end of period (000 omitted)	$10,659,657	$11,183,181	$13,585,886	$11,561,818	$10,706,826	$10,625,510

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International Intrinsic Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
24

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same
25

Notes to Financial Statements (unaudited) - continued
investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$3,918,511,993	$—	$3,918,511,993
Japan	—	3,395,165,017	—	3,395,165,017
Switzerland	349,179,851	2,772,460,407	—	3,121,640,258
United Kingdom	275,550,464	2,266,783,536	—	2,542,334,000
Germany	561,251,643	1,677,855,039	—	2,239,106,682
United States	1,736,086,463	—	—	1,736,086,463
Canada	986,155,040	—	—	986,155,040
Denmark	64,335,546	457,819,976	—	522,155,522
South Korea	—	454,121,564	—	454,121,564
Other Countries	570,297,754	1,545,714,137	—	2,116,011,891
Mutual Funds	966,879,161	—	—	966,879,161
Total	$5,509,735,922	$16,488,431,669	$—	$21,998,167,591
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the
26

Notes to Financial Statements (unaudited) - continued
related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $131,605,014. The fair value of the fund's investment securities on loan and a related liability of $100,168,778 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $35,369,323 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
27

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, foreign taxes, and redemptions in-kind.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/22
Ordinary income (including any short-term capital gains)	$358,168,433
Long-term capital gains	1,906,003,992
Total distributions	$2,264,172,425
28

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/22
Cost of investments	$16,943,427,101
Gross appreciation	6,172,399,821
Gross depreciation	(1,117,659,331)
Net unrealized appreciation (depreciation)	$5,054,740,490
As of 5/31/22
Undistributed ordinary income	195,336,522
Undistributed long-term capital gain	1,105,404,050
Other temporary differences	(8,633,112)
Net unrealized appreciation (depreciation)	7,429,082,037
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/22	Year ended 5/31/22
Class A	$—	$217,763,508
Class B	—	1,129,603
Class C	—	17,012,360
Class I	—	832,113,114
Class R1	—	901,313
Class R2	—	15,548,735
Class R3	—	102,200,406
Class R4	—	78,381,372
Class R6	—	999,122,014
Total	$—	$2,264,172,425
29

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $10 billion	0.70%
In excess of $10 billion and up to $15 billion	0.65%
In excess of $15 billion and up to $20 billion	0.55%
In excess of $20 billion and up to $25 billion	0.50%
In excess of $25 billion and up to $30 billion	0.45%
In excess of $30 billion and up to $35 billion	0.43%
In excess of $35 billion	0.41%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2023. For the six months ended November 30, 2022, this management fee reduction amounted to $1,523,607, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,887 for the six months ended November 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
30

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,627,087
Class B	0.75%	0.25%	1.00%	1.00%	33,435
Class C	0.75%	0.25%	1.00%	1.00%	460,346
Class R1	0.75%	0.25%	1.00%	1.00%	39,806
Class R2	0.25%	0.25%	0.50%	0.50%	344,408
Class R3	—	0.25%	0.25%	0.25%	1,179,837
Total Distribution and Service Fees					$4,684,919
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2022, this rebate amounted to $526 and $1 for Class A and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2022, were as follows:
Amount
Class A	$464
Class B	1,069
Class C	321
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2022, the fee was $155,242, which equated to 0.0014% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $6,026,662.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
31

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.0032% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended November 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $1,973,984,068 and $4,024,566,231, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,037,241	$307,303,880	10,279,910	$495,582,124
Class B	81	2,885	1,926	94,710
Class C	10,234	353,328	34,925	1,610,985
Class I	7,315,616	304,848,719	20,052,793	1,069,026,618
Class R1	14,202	494,630	23,934	1,099,404
Class R2	277,903	10,039,625	506,846	23,169,895
Class R3	1,503,391	58,566,698	7,979,778	410,670,659
Class R4	1,432,847	57,226,908	3,231,877	164,071,767
Class R6	11,932,088	467,518,884	33,455,875	1,649,747,940
	30,523,603	$1,206,355,557	75,567,864	$3,815,074,102
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,702,121	$193,620,921
Class B	—	—	20,645	1,014,099
Class C	—	—	361,686	16,731,614
Class I	—	—	13,385,203	742,878,767
Class R1	—	—	19,238	901,313
Class R2	—	—	321,831	15,496,148
Class R3	—	—	1,971,839	102,200,405
Class R4	—	—	1,345,419	70,607,593
Class R6	—	—	18,110,430	951,884,189
	—	$—	39,238,412	$2,095,335,049
Shares reacquired
Class A	(14,271,827)	$(551,396,292)	(15,293,387)	$(762,719,283)
Class B	(57,716)	(2,120,461)	(204,959)	(9,719,254)
Class C	(1,004,465)	(34,491,862)	(2,757,292)	(121,228,370)
Class I	(40,039,347)	(1,672,086,737)	(52,340,999)	(2,750,887,414)
Class R1	(32,041)	(1,112,876)	(47,286)	(2,169,741)
Class R2	(521,202)	(18,744,852)	(1,394,678)	(66,449,940)
Class R3	(2,520,493)	(97,593,476)	(11,275,088)	(571,149,040)
Class R4	(2,661,908)	(102,584,105)	(8,176,489)	(416,568,844)
Class R6	(21,585,538)	(850,326,013)	(41,125,810)	(2,098,888,251)
	(82,694,537)	$(3,330,456,674)	(132,615,988)	$(6,799,780,137)
Net change
Class A	(6,234,586)	$(244,092,412)	(1,311,356)	$(73,516,238)
Class B	(57,635)	(2,117,576)	(182,388)	(8,610,445)
Class C	(994,231)	(34,138,534)	(2,360,681)	(102,885,771)
Class I	(32,723,731)	(1,367,238,018)	(18,903,003)	(938,982,029)
Class R1	(17,839)	(618,246)	(4,114)	(169,024)
Class R2	(243,299)	(8,705,227)	(566,001)	(27,783,897)
Class R3	(1,017,102)	(39,026,778)	(1,323,471)	(58,277,976)
Class R4	(1,229,061)	(45,357,197)	(3,599,193)	(181,889,484)
Class R6	(9,653,450)	(382,807,129)	10,440,495	502,743,878
	(52,170,934)	$(2,124,101,117)	(17,809,712)	$(889,370,986)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 22% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the
33

Notes to Financial Statements (unaudited) - continued
MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime Income Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective at the close of business on May 29, 2015, purchases of the fund were closed to new investors subject to certain exceptions. Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2022, the fund’s commitment fee and interest expense were $57,343 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
34

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hirose Electric Co. Ltd.	$356,896,633	$—	$—	$—	$(10,402,464)	$346,494,169
IMI PLC	301,554,515	—	—	—	(26,004,051)	275,550,464
ITO EN Ltd.*	191,926,495	—	42,587,764	17,571,268	(33,258,797)	—
MFS Institutional Money Market Portfolio	919,522,220	2,129,710,321	2,182,476,023	(6,470)	(39,665)	866,710,383
ROHTO Pharmaceutical Co. Ltd.	196,795,568	—	—	—	53,668,915	250,464,483
Toyo Suisan Kaisha Ltd.	266,668,004	—	42,599,017	2,097,890	28,769,698	254,936,575
	$2,233,363,435	$2,129,710,321	$2,267,662,804	$19,662,688	$12,733,636	$1,994,156,074

Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hirose Electric Co. Ltd.	$3,514,867	$—
IMI PLC	1,720,921	—
ITO EN Ltd.*	—	—
MFS Institutional Money Market Portfolio	8,409,149	—
ROHTO Pharmaceutical Co. Ltd.	955,335	—
Toyo Suisan Kaisha Ltd.	1,638,681	—
	$16,238,953	$—
*Held at period end. No longer considered an affiliated issuer.
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements
35

Notes to Financial Statements (unaudited) - continued
of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
36

Board Review of Investment Advisory Agreement
MFS International Intrinsic Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
37

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
38

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $10 billion, $15 billion, $20 billion, $25 billion, $30 billion and $35 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The
39

Board Review of Investment Advisory Agreement - continued
Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
40

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
41

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
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Kansas City, MO 64105-1407

Semiannual Report
November 30, 2022
MFS®  International DiversificationSM  Fund
MDI-SEM

MFS® International DiversificationSM  Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility has ebbed and flowed, driven largely by the market’s focus on the potential for shifts in the trajectory of central bank policy.
There are, however, encouraging signs for the markets. China recently significantly relaxed its zero-COVID policy, and while cases there have increased dramatically, the hope is that an earlier economic reopening may be achieved once the current wave of infections subsides. Meanwhile, unemployment is low and global supply chain bottlenecks are easing. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
January 13, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Research International Fund	27.5%
MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15.0%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	14.9%
MFS International New Discovery Fund	9.9%
Cash & Cash Equivalents	0.2%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the fund's Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2022 through November 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2022 through November 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/22	Ending Account Value 11/30/22	Expenses Paid During Period (p) 6/01/22-11/30/22
A	Actual	0.35%	$1,000.00	$977.54	$1.74
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
B	Actual	1.10%	$1,000.00	$973.49	$5.44
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
C	Actual	1.10%	$1,000.00	$973.56	$5.44
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
I	Actual	0.10%	$1,000.00	$978.73	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R1	Actual	1.10%	$1,000.00	$973.59	$5.44
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
R2	Actual	0.60%	$1,000.00	$976.17	$2.97
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R3	Actual	0.35%	$1,000.00	$977.35	$1.73
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
R4	Actual	0.10%	$1,000.00	$978.66	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R6	Actual	0.00%	$1,000.00	$978.76	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.07	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
4

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
International Stock Funds – 99.8%
MFS Emerging Markets Equity Fund - Class R6	192,325,311	$5,798,608,135
MFS International Growth Fund - Class R6	129,175,599	4,962,926,515
MFS International Intrinsic Value Fund - Class R6	116,879,339	4,941,658,458
MFS International Large Cap Value Fund - Class R6	403,489,388	4,954,849,687
MFS International New Discovery Fund - Class R6	105,741,290	3,289,611,514
MFS Research International Fund - Class R6	444,156,132	9,087,434,452
		$33,035,088,761
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.67% (v)	40,811,715	$40,811,715
Total Investment Companies (Identified Cost, $30,955,693,964)		$33,075,900,476

Other Assets, Less Liabilities – 0.1%		33,677,865
Net Assets – 100.0%		$33,109,578,341

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $33,075,900,476.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
5

Financial Statements
Statement of Assets and Liabilities
At 11/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in affiliated issuers, at value (identified cost, $30,955,693,964)	$33,075,900,476
Receivables for
Investments sold	35,846,063
Fund shares sold	56,578,803
Receivable from investment adviser	376,689
Other assets	34,807
Total assets	$33,168,736,838
Liabilities
Payable to custodian	$8,393
Payables for
Investments purchased	5,395,314
Fund shares reacquired	47,413,004
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	5,923,851
Distribution and service fees	81,358
Accrued expenses and other liabilities	336,481
Total liabilities	$59,158,497
Net assets	$33,109,578,341
Net assets consist of
Paid-in capital	$31,027,377,907
Total distributable earnings (loss)	2,082,200,434
Net assets	$33,109,578,341
Shares of beneficial interest outstanding	1,567,606,727
6

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,450,590,829	165,191,483	$20.89
Class B	10,822,802	526,354	20.56
Class C	323,945,540	15,999,961	20.25
Class I	13,909,469,252	657,140,269	21.17
Class R1	6,880,465	345,606	19.91
Class R2	60,328,602	2,945,783	20.48
Class R3	1,160,191,256	56,023,112	20.71
Class R4	992,793,935	47,062,348	21.10
Class R6	13,194,555,660	622,371,811	21.20

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $22.16 [100 / 94.25 x $20.89]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
7

Financial Statements
Statement of Operations
Six months ended 11/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends from affiliated issuers	$522,341
Other	3,278
Total investment income	$525,619
Expenses
Distribution and service fees	$7,359,175
Shareholder servicing costs	10,303,100
Administrative services fee	8,775
Independent Trustees' compensation	57,378
Custodian fee	50,497
Shareholder communications	902,029
Audit and tax fees	20,578
Legal fees	80,678
Miscellaneous	511,320
Total expenses	$19,293,530
Reduction of expenses by investment adviser and distributor	(2,115,472)
Net expenses	$17,178,058
Net investment income (loss)	$(16,652,439)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(454,852,128)
Change in unrealized appreciation or depreciation
Affiliated issuers	$(354,335,686)
Net realized and unrealized gain (loss)	$(809,187,814)
Change in net assets from operations	$(825,840,253)
See Notes to Financial Statements
8

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22
Change in net assets
From operations
Net investment income (loss)	$(16,652,439)	$735,326,573
Net realized gain (loss)	(454,852,128)	658,157,333
Net unrealized gain (loss)	(354,335,686)	(7,082,594,212)
Change in net assets from operations	$(825,840,253)	$(5,689,110,306)
Total distributions to shareholders	$—	$(1,060,185,290)
Change in net assets from fund share transactions	$(668,116,884)	$2,882,410,782
Total change in net assets	$(1,493,957,137)	$(3,866,884,814)
Net assets
At beginning of period	34,603,535,478	38,470,420,292
At end of period	$33,109,578,341	$34,603,535,478
See Notes to Financial Statements
9

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$21.37	$25.51	$18.80	$18.71	$19.68	$18.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.40	$0.10	$0.25	$0.37	$0.21
Net realized and unrealized gain (loss)	(0.45)	(3.92)	6.96	0.32	(0.85)	1.68
Total from investment operations	$(0.48)	$(3.52)	$7.06	$0.57	$(0.48)	$1.89
Less distributions declared to shareholders
From net investment income	$—	$(0.41)	$(0.12)	$(0.26)	$(0.37)	$(0.28)
From net realized gain	—	(0.21)	(0.23)	(0.22)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.62)	$(0.35)	$(0.48)	$(0.49)	$(0.28)
Net asset value, end of period (x)	$20.89	$21.37	$25.51	$18.80	$18.71	$19.68
Total return (%) (r)(s)(t)(x)	(2.25)(n)	(14.16)	37.66	2.80	(2.15)	10.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36(a)	0.37	0.36	0.37	0.36	0.38
Expenses after expense reductions (h)	0.35(a)	0.35	0.34	0.35	0.34	0.35
Net investment income (loss) (l)	(0.35)(a)	1.64	0.46	1.31	1.96	1.09
Portfolio turnover	3(n)	4	9	6	1	1
Net assets at end of period (000 omitted)	$3,450,591	$3,644,253	$4,381,231	$2,778,815	$2,458,587	$2,263,605
See Notes to Financial Statements
10

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$21.12	$25.16	$18.61	$18.50	$19.43	$17.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.11)	$0.21	$(0.06)	$0.10	$0.22	$0.07
Net realized and unrealized gain (loss)	(0.45)	(3.86)	6.84	0.31	(0.82)	1.66
Total from investment operations	$(0.56)	$(3.65)	$6.78	$0.41	$(0.60)	$1.73
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$—	$(0.08)	$(0.21)	$(0.14)
From net realized gain	—	(0.21)	(0.23)	(0.22)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.39)	$(0.23)	$(0.30)	$(0.33)	$(0.14)
Net asset value, end of period (x)	$20.56	$21.12	$25.16	$18.61	$18.50	$19.43
Total return (%) (r)(s)(t)(x)	(2.65)(n)	(14.73)	36.51	2.08	(2.93)	9.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11(a)	1.12	1.11	1.12	1.11	1.12
Expenses after expense reductions (h)	1.10(a)	1.10	1.09	1.10	1.09	1.10
Net investment income (loss) (l)	(1.10)(a)	0.89	(0.28)	0.53	1.20	0.36
Portfolio turnover	3(n)	4	9	6	1	1
Net assets at end of period (000 omitted)	$10,823	$13,672	$21,542	$20,424	$27,434	$34,421
See Notes to Financial Statements
11

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$20.80	$24.83	$18.36	$18.28	$19.20	$17.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)	$0.22	$(0.06)	$0.10	$0.22	$0.07
Net realized and unrealized gain (loss)	(0.45)	(3.82)	6.76	0.30	(0.81)	1.64
Total from investment operations	$(0.55)	$(3.60)	$6.70	$0.40	$(0.59)	$1.71
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$—	$(0.10)	$(0.21)	$(0.16)
From net realized gain	—	(0.21)	(0.23)	(0.22)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.43)	$(0.23)	$(0.32)	$(0.33)	$(0.16)
Net asset value, end of period (x)	$20.25	$20.80	$24.83	$18.36	$18.28	$19.20
Total return (%) (r)(s)(t)(x)	(2.64)(n)	(14.75)	36.57	2.04	(2.87)	9.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11(a)	1.12	1.11	1.12	1.11	1.12
Expenses after expense reductions (h)	1.10(a)	1.10	1.09	1.10	1.09	1.10
Net investment income (loss) (l)	(1.10)(a)	0.92	(0.28)	0.53	1.21	0.37
Portfolio turnover	3(n)	4	9	6	1	1
Net assets at end of period (000 omitted)	$323,946	$379,572	$489,683	$419,045	$472,251	$517,523
See Notes to Financial Statements
12

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$21.63	$25.81	$19.01	$18.91	$19.89	$18.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.47	$0.16	$0.30	$0.42	$0.30
Net realized and unrealized gain (loss)	(0.45)	(3.97)	7.03	0.32	(0.86)	1.66
Total from investment operations	$(0.46)	$(3.50)	$7.19	$0.62	$(0.44)	$1.96
Less distributions declared to shareholders
From net investment income	$—	$(0.47)	$(0.16)	$(0.30)	$(0.42)	$(0.32)
From net realized gain	—	(0.21)	(0.23)	(0.22)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.68)	$(0.39)	$(0.52)	$(0.54)	$(0.32)
Net asset value, end of period (x)	$21.17	$21.63	$25.81	$19.01	$18.91	$19.89
Total return (%) (r)(s)(t)(x)	(2.13)(n)	(13.93)	38.00	3.04	(1.91)	10.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11(a)	0.12	0.11	0.12	0.11	0.13
Expenses after expense reductions (h)	0.10(a)	0.10	0.09	0.10	0.09	0.10
Net investment income (loss) (l)	(0.10)(a)	1.94	0.71	1.56	2.21	1.56
Portfolio turnover	3(n)	4	9	6	1	1
Net assets at end of period (000 omitted)	$13,909,469	$15,504,823	$17,850,569	$9,936,595	$7,848,998	$5,199,628
See Notes to Financial Statements
13

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$20.45	$24.40	$18.04	$17.99	$18.93	$17.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)	$0.20	$(0.07)	$0.12	$0.22	$0.06
Net realized and unrealized gain (loss)	(0.44)	(3.75)	6.66	0.28	(0.81)	1.63
Total from investment operations	$(0.54)	$(3.55)	$6.59	$0.40	$(0.59)	$1.69
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$—	$(0.13)	$(0.23)	$(0.15)
From net realized gain	—	(0.21)	(0.23)	(0.22)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.40)	$(0.23)	$(0.35)	$(0.35)	$(0.15)
Net asset value, end of period (x)	$19.91	$20.45	$24.40	$18.04	$17.99	$18.93
Total return (%) (r)(s)(t)(x)	(2.64)(n)	(14.78)	36.61	2.04	(2.91)	9.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11(a)	1.12	1.11	1.12	1.11	1.12
Expenses after expense reductions (h)	1.10(a)	1.10	1.09	1.10	1.09	1.10
Net investment income (loss) (l)	(1.10)(a)	0.86	(0.31)	0.67	1.23	0.33
Portfolio turnover	3(n)	4	9	6	1	1
Net assets at end of period (000 omitted)	$6,880	$7,056	$10,359	$7,756	$8,625	$8,912
See Notes to Financial Statements
14

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$20.98	$25.05	$18.49	$18.39	$19.34	$17.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.34	$0.06	$0.19	$0.33	$0.16
Net realized and unrealized gain (loss)	(0.44)	(3.85)	6.80	0.33	(0.84)	1.65
Total from investment operations	$(0.50)	$(3.51)	$6.86	$0.52	$(0.51)	$1.81
Less distributions declared to shareholders
From net investment income	$—	$(0.35)	$(0.07)	$(0.20)	$(0.32)	$(0.23)
From net realized gain	—	(0.21)	(0.23)	(0.22)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.56)	$(0.30)	$(0.42)	$(0.44)	$(0.23)
Net asset value, end of period (x)	$20.48	$20.98	$25.05	$18.49	$18.39	$19.34
Total return (%) (r)(s)(t)(x)	(2.38)(n)	(14.34)	37.21	2.60	(2.41)	10.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.61(a)	0.62	0.61	0.62	0.61	0.62
Expenses after expense reductions (h)	0.60(a)	0.60	0.59	0.60	0.59	0.60
Net investment income (loss) (l)	(0.60)(a)	1.43	0.26	1.02	1.75	0.84
Portfolio turnover	3(n)	4	9	6	1	1
Net assets at end of period (000 omitted)	$60,329	$65,430	$74,611	$53,110	$61,929	$73,998
See Notes to Financial Statements
15

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$21.19	$25.30	$18.66	$18.57	$19.54	$17.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.40	$0.11	$0.24	$0.35	$0.21
Net realized and unrealized gain (loss)	(0.45)	(3.89)	6.88	0.33	(0.82)	1.66
Total from investment operations	$(0.48)	$(3.49)	$6.99	$0.57	$(0.47)	$1.87
Less distributions declared to shareholders
From net investment income	$—	$(0.41)	$(0.12)	$(0.26)	$(0.38)	$(0.28)
From net realized gain	—	(0.21)	(0.23)	(0.22)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.62)	$(0.35)	$(0.48)	$(0.50)	$(0.28)
Net asset value, end of period (x)	$20.71	$21.19	$25.30	$18.66	$18.57	$19.54
Total return (%) (r)(s)(t)(x)	(2.27)(n)	(14.14)	37.61	2.83	(2.15)	10.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36(a)	0.37	0.36	0.38	0.36	0.38
Expenses after expense reductions (h)	0.35(a)	0.35	0.34	0.35	0.34	0.35
Net investment income (loss) (l)	(0.35)(a)	1.66	0.49	1.25	1.86	1.09
Portfolio turnover	3(n)	4	9	6	1	1
Net assets at end of period (000 omitted)	$1,160,191	$1,178,451	$1,318,182	$724,023	$523,367	$391,082
See Notes to Financial Statements
16

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$21.56	$25.72	$18.95	$18.85	$19.82	$18.19
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.47	$0.18	$0.32	$0.42	$0.26
Net realized and unrealized gain (loss)	(0.45)	(3.95)	6.99	0.30	(0.85)	1.69
Total from investment operations	$(0.46)	$(3.48)	$7.17	$0.62	$(0.43)	$1.95
Less distributions declared to shareholders
From net investment income	$—	$(0.47)	$(0.17)	$(0.30)	$(0.42)	$(0.32)
From net realized gain	—	(0.21)	(0.23)	(0.22)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.68)	$(0.40)	$(0.52)	$(0.54)	$(0.32)
Net asset value, end of period (x)	$21.10	$21.56	$25.72	$18.95	$18.85	$19.82
Total return (%) (r)(s)(t)(x)	(2.13)(n)	(13.91)	37.96	3.04	(1.89)	10.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11(a)	0.12	0.11	0.12	0.11	0.13
Expenses after expense reductions (h)	0.10(a)	0.10	0.09	0.10	0.09	0.10
Net investment income (loss) (l)	(0.10)(a)	1.91	0.77	1.62	2.22	1.32
Portfolio turnover	3(n)	4	9	6	1	1
Net assets at end of period (000 omitted)	$992,794	$1,017,358	$1,277,938	$721,937	$779,264	$948,409
See Notes to Financial Statements
17

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18(i)
Net asset value, beginning of period	$21.66	$25.84	$19.03	$18.92	$19.90	$19.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	$0.49	$0.19	$0.32	$0.43	$0.02
Net realized and unrealized gain (loss)	(0.46)	(3.97)	7.03	0.33	(0.85)	1.12
Total from investment operations	$(0.46)	$(3.48)	$7.22	$0.65	$(0.42)	$1.14
Less distributions declared to shareholders
From net investment income	$—	$(0.49)	$(0.18)	$(0.32)	$(0.44)	$(0.33)
From net realized gain	—	(0.21)	(0.23)	(0.22)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.70)	$(0.41)	$(0.54)	$(0.56)	$(0.33)
Net asset value, end of period (x)	$21.20	$21.66	$25.84	$19.03	$18.92	$19.90
Total return (%) (r)(s)(t)(x)	(2.12)(n)	(13.84)	38.12	3.17	(1.82)	5.98(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.01(a)	0.01	0.02	0.02	0.02	0.03(a)
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.00(a)	2.03	0.81	1.65	2.25	0.13(a)
Portfolio turnover	3(n)	4	9	6	1	1(n)
Net assets at end of period (000 omitted)	$13,194,556	$12,792,920	$13,046,306	$6,984,049	$4,526,554	$2,698,739

See Notes to Financial Statements
18

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, October 2, 2017, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
The investment objective of each of the international stock funds held by the fund at November 30, 2022 was to seek capital appreciation.
20

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
21

Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$33,075,900,476	$—	$—	$33,075,900,476
22

Notes to Financial Statements (unaudited) - continued
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order
23

Notes to Financial Statements (unaudited) - continued
to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/22
Ordinary income (including any short-term capital gains)	$738,095,672
Long-term capital gains	322,089,618
Total distributions	$1,060,185,290
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/22
Cost of investments	$31,125,292,478
Gross appreciation	2,973,035,633
Gross depreciation	(1,022,427,635)
Net unrealized appreciation (depreciation)	$1,950,607,998
As of 5/31/22
Undistributed long-term capital gain	616,528,315
Late year ordinary loss deferral	(13,431,312)
Net unrealized appreciation (depreciation)	2,304,943,684
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
24

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/22	Year ended 5/31/22
Class A	$—	$102,576,698
Class B	—	284,895
Class C	—	8,280,369
Class I	—	495,699,263
Class R1	—	137,313
Class R2	—	1,683,327
Class R3	—	32,728,112
Class R4	—	32,021,282
Class R6	—	386,774,031
Total	$—	$1,060,185,290
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles) (“Other Expenses”) such that fund operating expenses do not exceed 0.10% annually of average daily net assets for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares and 0.00% annually of average daily net assets for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2023. For the six months ended November 30, 2022, this reduction amounted to $2,115,407, which is included in the reduction of total expenses in the Statement of Operations.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $138,350 for the six months ended November 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
25

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,129,353
Class B	0.75%	0.25%	1.00%	1.00%	56,859
Class C	0.75%	0.25%	1.00%	1.00%	1,643,186
Class R1	0.75%	0.25%	1.00%	1.00%	32,232
Class R2	0.25%	0.25%	0.50%	0.50%	147,764
Class R3	—	0.25%	0.25%	0.25%	1,349,781
Total Distribution and Service Fees					$7,359,175
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2022, this rebate amounted to $58, $1, and $6 for Class A, Class C, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2022, were as follows:
Amount
Class A	$37,906
Class B	9,621
Class C	13,166
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2022, the fee was $361,572, which equated to 0.0023% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service
26

Notes to Financial Statements (unaudited) - continued
providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $9,941,528.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.0001% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended November 30, 2022, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $827,187,678 and $1,514,541,686, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	11,610,453	$227,221,552	31,079,218	$752,544,000
Class B	2,450	48,527	5,666	132,851
Class C	481,065	9,203,910	2,264,870	54,187,044
Class I	110,713,900	2,196,227,677	221,220,798	5,381,413,886
Class R1	28,476	531,334	73,863	1,672,639
Class R2	367,972	7,099,184	830,211	19,908,525
Class R3	5,662,849	109,114,670	13,456,389	322,800,274
Class R4	3,741,753	74,083,293	7,618,750	184,547,758
Class R6	89,514,971	1,762,917,028	156,784,794	3,836,352,557
	222,123,889	$4,386,447,175	433,334,559	$10,553,559,534
27

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,779,417	$93,578,375
Class B	—	—	11,292	277,227
Class C	—	—	305,025	7,372,464
Class I	—	—	17,086,810	427,853,723
Class R1	—	—	5,777	137,313
Class R2	—	—	68,185	1,659,616
Class R3	—	—	1,333,120	32,728,103
Class R4	—	—	1,248,994	31,162,393
Class R6	—	—	14,853,691	372,084,952
	—	$—	38,692,311	$966,854,166
Shares reacquired
Class A	(16,913,083)	$(328,681,527)	(36,108,897)	$(871,737,061)
Class B	(123,430)	(2,366,985)	(225,749)	(5,334,966)
Class C	(2,733,272)	(51,585,025)	(4,040,802)	(93,133,886)
Class I	(170,314,834)	(3,335,916,532)	(213,070,176)	(5,032,296,815)
Class R1	(27,909)	(517,081)	(159,181)	(3,746,980)
Class R2	(540,434)	(10,097,846)	(758,075)	(18,129,820)
Class R3	(5,250,057)	(102,167,024)	(11,274,550)	(270,832,851)
Class R4	(3,868,055)	(76,855,760)	(11,361,347)	(277,056,068)
Class R6	(57,879,296)	(1,146,376,279)	(85,835,831)	(2,065,734,471)
	(257,650,370)	$(5,054,564,059)	(362,834,608)	$(8,638,002,918)
Net change
Class A	(5,302,630)	$(101,459,975)	(1,250,262)	$(25,614,686)
Class B	(120,980)	(2,318,458)	(208,791)	(4,924,888)
Class C	(2,252,207)	(42,381,115)	(1,470,907)	(31,574,378)
Class I	(59,600,934)	(1,139,688,855)	25,237,432	776,970,794
Class R1	567	14,253	(79,541)	(1,937,028)
Class R2	(172,462)	(2,998,662)	140,321	3,438,321
Class R3	412,792	6,947,646	3,514,959	84,695,526
Class R4	(126,302)	(2,772,467)	(2,493,603)	(61,345,917)
Class R6	31,635,675	616,540,749	85,802,654	2,142,703,038
	(35,526,481)	$(668,116,884)	109,192,262	$2,882,410,782
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
28

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2022, the fund’s commitment fee and interest expense were $78,825 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Fund	$6,124,405,478	$426,455,705	$368,607,954	$(162,113,916)	$(221,531,178)	$5,798,608,135
MFS Institutional Money Market Portfolio	44,389,736	662,230,565	665,799,304	(9,236)	(46)	40,811,715
MFS International Growth Fund	5,171,427,369	5,641,668	275,424,980	(77,445,318)	138,727,776	4,962,926,515
MFS International Intrinsic Value Fund	5,116,992,818	119,528,697	228,227,082	(81,972,062)	15,336,087	4,941,658,458
MFS International Large Cap Value Fund	5,183,541,096	143,382,325	293,429,032	(27,105,598)	(51,539,104)	4,954,849,687
MFS International New Discovery Fund	3,429,640,120	60,312,996	102,363,553	(38,425,254)	(59,552,795)	3,289,611,514
MFS Research International Fund	9,505,614,419	71,866,287	246,489,084	(67,780,744)	(175,776,426)	9,087,434,452
	$34,576,011,036	$1,489,418,243	$2,180,340,989	$(454,852,128)	$(354,335,686)	$33,075,900,476
29

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Fund	$—	$—
MFS Institutional Money Market Portfolio	522,341	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Research International Fund	—	—
	$522,341	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
30

Board Review of Investment Advisory Agreement
MFS International Diversification Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to
31

Board Review of Investment Advisory Agreement - continued
the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in
32

Board Review of Investment Advisory Agreement - continued
effect during the Fund’s last fiscal year), the Fund’s total expense ratio was approximately at the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
33

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
34

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2022
MFS®  Blended Research®
Growth Equity Fund
BRW-SEM

MFS® Blended Research®
Growth Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility has ebbed and flowed, driven largely by the market’s focus on the potential for shifts in the trajectory of central bank policy.
There are, however, encouraging signs for the markets. China recently significantly relaxed its zero-COVID policy, and while cases there have increased dramatically, the hope is that an earlier economic reopening may be achieved once the current wave of infections subsides. Meanwhile, unemployment is low and global supply chain bottlenecks are easing. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
January 13, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Apple, Inc.	11.9%
Microsoft Corp.	11.1%
Amazon.com, Inc.	4.6%
Alphabet, Inc., “A”	3.4%
Alphabet, Inc., “C”	3.2%
Visa, Inc., “A”	2.3%
Home Depot, Inc.	2.1%
Tesla, Inc.	2.0%
Applied Materials, Inc.	1.9%
McKesson Corp.	1.9%
GICS equity sectors (g)
Information Technology	42.8%
Consumer Discretionary	15.7%
Health Care	11.6%
Communication Services	7.9%
Industrials	6.8%
Consumer Staples	4.7%
Financials	3.8%
Energy	2.3%
Real Estate	1.6%
Utilities	1.0%
Materials	0.8%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2022 through November 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2022 through November 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/22	Ending Account Value 11/30/22	Expenses Paid During Period (p) 6/01/22-11/30/22
A	Actual	0.74%	$1,000.00	$960.35	$3.64
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.49%	$1,000.00	$957.06	$7.31
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.49%	$1,000.00	$957.03	$7.31
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
I	Actual	0.49%	$1,000.00	$961.88	$2.41
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R1	Actual	1.49%	$1,000.00	$957.03	$7.31
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
R2	Actual	0.99%	$1,000.00	$959.15	$4.86
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R3	Actual	0.74%	$1,000.00	$960.55	$3.64
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R4	Actual	0.49%	$1,000.00	$961.32	$2.41
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R6	Actual	0.42%	$1,000.00	$961.95	$2.07
	Hypothetical (h)	0.42%	$1,000.00	$1,022.96	$2.13
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 2.3%
General Dynamics Corp.	10,767	$2,717,483
Howmet Aerospace, Inc.	53,004	1,996,661
Textron, Inc.	12,485	891,179
		$5,605,323
Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	16,312	$1,789,263
Automotive – 2.1%
Allison Transmission Holdings, Inc.	7,150	$320,320
Tesla, Inc. (a)	24,535	4,776,964
		$5,097,284
Biotechnology – 0.3%
Exelixis, Inc. (a)	39,437	$673,584
Brokerage & Asset Managers – 1.1%
Raymond James Financial, Inc.	23,235	$2,716,171
Business Services – 3.8%
Accenture PLC, “A”	12,009	$3,613,869
Dropbox, Inc. (a)	119,279	2,810,213
GoDaddy, Inc. (a)	34,684	2,744,545
		$9,168,627
Cable TV – 0.3%
Charter Communications, Inc., “A” (a)	1,506	$589,283
Computer Software – 14.3%
Adobe Systems, Inc. (a)	9,497	$3,275,800
Atlassian Corp. (a)	16,086	2,116,114
CrowdStrike Holdings, Inc. (a)	16,874	1,985,226
Microsoft Corp.	105,543	26,928,241
Palo Alto Networks, Inc. (a)	2,567	436,133
		$34,741,514
Computer Software - Systems – 13.3%
Apple, Inc.	195,399	$28,924,914
ServiceNow, Inc. (a)	8,018	3,337,893
		$32,262,807
Construction – 0.3%
Masco Corp.	14,033	$712,596
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.0%
Colgate-Palmolive Co.	31,543	$2,443,952
Consumer Services – 2.9%
Airbnb, Inc., “A” (a)	3,836	$391,809
Booking Holdings, Inc. (a)	1,849	3,844,903
Expedia Group, Inc. (a)	26,562	2,837,884
		$7,074,596
Electrical Equipment – 0.1%
Armstrong World Industries, Inc.	3,858	$294,790
Electronics – 6.3%
Applied Materials, Inc.	41,371	$4,534,262
Lam Research Corp.	7,603	3,591,505
Micron Technology, Inc.	8,982	517,812
NVIDIA Corp.	12,425	2,102,683
NXP Semiconductors N.V.	8,195	1,441,009
Texas Instruments, Inc.	16,688	3,011,516
		$15,198,787
Energy - Renewables – 0.5%
Enphase Energy, Inc. (a)	3,982	$1,276,589
Food & Beverages – 2.3%
Archer Daniels Midland Co.	24,918	$2,429,505
Darling Ingredients, Inc. (a)	2,049	147,180
PepsiCo, Inc.	15,511	2,877,445
		$5,454,130
Food & Drug Stores – 0.8%
Albertsons Cos., Inc., “A”	97,034	$2,032,862
Gaming & Lodging – 0.7%
Marriott International, Inc., “A”	9,741	$1,610,674
Health Maintenance Organizations – 2.9%
Cigna Corp.	9,474	$3,115,904
Humana, Inc.	680	373,932
UnitedHealth Group, Inc.	6,231	3,413,092
		$6,902,928
Insurance – 2.4%
Ameriprise Financial, Inc.	3,840	$1,274,688
Equitable Holdings, Inc.	91,529	2,905,130
MetLife, Inc.	17,553	1,346,315
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Reinsurance Group of America, Inc.	2,432	$351,181
		$5,877,314
Internet – 8.6%
Alphabet, Inc., “A” (a)	81,619	$8,242,703
Alphabet, Inc., “C” (a)	75,922	7,702,287
Gartner, Inc. (a)	11,286	3,954,276
Meta Platforms, Inc., “A” (a)	8,632	1,019,439
		$20,918,705
Leisure & Toys – 2.0%
Brunswick Corp.	19,860	$1,473,612
Mattel, Inc. (a)	7,606	138,657
Polaris, Inc.	13,713	1,564,105
Roblox Corp., “A” (a)	53,014	1,684,255
		$4,860,629
Machinery & Tools – 0.5%
Ingersoll Rand, Inc.	21,348	$1,152,152
Medical & Health Technology & Services – 2.8%
IDEXX Laboratories, Inc. (a)	780	$332,179
IQVIA Holdings, Inc. (a)	3,110	678,042
McKesson Corp.	11,774	4,493,901
Medpace Holdings, Inc. (a)	2,070	434,472
Syneos Health, Inc. (a)	22,665	799,621
		$6,738,215
Medical Equipment – 1.6%
Abbott Laboratories	1,306	$140,499
Align Technology, Inc. (a)	5,751	1,130,992
Bruker BioSciences Corp.	2,504	168,795
Danaher Corp.	5,243	1,433,489
Envista Holdings Corp. (a)	10,086	344,134
Maravai Lifesciences Holdings, Inc., “A” (a)	43,824	652,101
		$3,870,010
Natural Gas - Pipeline – 2.3%
Cheniere Energy, Inc.	24,288	$4,259,144
Targa Resources Corp.	17,883	1,330,316
		$5,589,460
Network & Telecom – 1.2%
Equinix, Inc., REIT	4,170	$2,880,010
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.2%
Mastercard, Inc., “A”	4,212	$1,501,157
Signature Bank	1,870	260,865
SLM Corp.	22,091	385,709
Visa, Inc., “A”	25,270	5,483,590
		$7,631,321
Pharmaceuticals – 4.1%
AbbVie, Inc.	4,507	$726,438
Eli Lilly & Co.	5,012	1,859,853
Merck & Co., Inc.	34,582	3,808,170
Vertex Pharmaceuticals, Inc. (a)	11,282	3,569,625
		$9,964,086
Railroad & Shipping – 1.4%
CSX Corp.	87,138	$2,848,541
Union Pacific Corp.	2,920	634,896
		$3,483,437
Real Estate – 0.4%
Extra Space Storage, Inc., REIT	5,759	$925,414
Specialty Chemicals – 1.1%
Chemours Co.	57,784	$1,794,193
Univar Solutions, Inc. (a)	28,871	956,496
		$2,750,689
Specialty Stores – 8.7%
Amazon.com, Inc. (a)	115,828	$11,182,035
Costco Wholesale Corp.	2,330	1,256,453
Home Depot, Inc.	15,872	5,142,369
Lululemon Athletica, Inc. (a)	2,542	966,748
O'Reilly Automotive, Inc. (a)	2,228	1,926,195
Ulta Beauty, Inc. (a)	887	412,313
Wal-Mart Stores, Inc.	1,849	281,825
		$21,167,938
Trucking – 1.7%
United Parcel Service, Inc., “B”	21,187	$4,019,810
Utilities - Electric Power – 1.0%
Vistra Corp.	102,805	$2,501,246
Total Common Stocks (Identified Cost, $179,132,701)		$239,976,196
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $1,587,876)	1,587,876	$1,587,876

Other Assets, Less Liabilities – 0.3%		752,677
Net Assets – 100.0%		$242,316,749

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,587,876 and $239,976,196, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 11/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $179,132,701)	$239,976,196
Investments in affiliated issuers, at value (identified cost, $1,587,876)	1,587,876
Receivables for
Fund shares sold	135,255
Dividends	866,513
Receivable from investment adviser	20,646
Other assets	40,146
Total assets	$242,626,632
Liabilities
Payable to custodian	$1,189
Payables for
Fund shares reacquired	251,337
Payable to affiliates
Administrative services fee	245
Shareholder servicing costs	24,168
Distribution and service fees	325
Accrued expenses and other liabilities	32,619
Total liabilities	$309,883
Net assets	$242,316,749
Net assets consist of
Paid-in capital	$180,962,025
Total distributable earnings (loss)	61,354,724
Net assets	$242,316,749
Shares of beneficial interest outstanding	15,737,215
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$15,768,369	1,033,221	$15.26
Class B	430,771	29,289	14.71
Class C	812,728	55,292	14.70
Class I	54,458,291	3,538,991	15.39
Class R1	815,252	55,463	14.70
Class R2	217,721	14,268	15.26
Class R3	132,348	8,630	15.34
Class R4	111,570	7,238	15.41
Class R6	169,569,699	10,994,823	15.42

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.19 [100 / 94.25 x $15.26]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 11/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$1,805,915
Dividends from affiliated issuers	23,526
Other	3,309
Foreign taxes withheld	(3,594)
Total investment income	$1,829,156
Expenses
Management fee	$450,344
Distribution and service fees	29,487
Shareholder servicing costs	35,504
Administrative services fee	22,941
Independent Trustees' compensation	2,774
Custodian fee	7,812
Shareholder communications	3,912
Audit and tax fees	30,073
Legal fees	1,612
Registration fees	63,322
Miscellaneous	15,750
Total expenses	$663,531
Reduction of expenses by investment adviser and distributor	(135,778)
Net expenses	$527,753
Net investment income (loss)	$1,301,403
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(5,508,274)
Affiliated issuers	(453)
Net realized gain (loss)	$(5,508,727)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,676,255)
Net realized and unrealized gain (loss)	$(8,184,982)
Change in net assets from operations	$(6,883,579)
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22
Change in net assets
From operations
Net investment income (loss)	$1,301,403	$735,983
Net realized gain (loss)	(5,508,727)	31,068,981
Net unrealized gain (loss)	(2,676,255)	(43,439,427)
Change in net assets from operations	$(6,883,579)	$(11,634,463)
Total distributions to shareholders	$—	$(39,168,208)
Change in net assets from fund share transactions	$19,825,411	$16,530,203
Total change in net assets	$12,941,832	$(34,272,468)
Net assets
At beginning of period	229,374,917	263,647,385
At end of period	$242,316,749	$229,374,917
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$15.89	$20.10	$15.79	$13.25	$14.09	$12.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.01	$0.02	$0.06	$0.08	$0.08
Net realized and unrealized gain (loss)	(0.70)	(0.76)	5.50	3.12	(0.03)(g)	2.12
Total from investment operations	$(0.63)	$(0.75)	$5.52	$3.18	$0.05	$2.20
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.04)	$(0.08)	$(0.07)	$(0.07)
From net realized gain	—	(3.46)	(1.17)	(0.56)	(0.82)	(0.11)
Total distributions declared to shareholders	$—	$(3.46)	$(1.21)	$(0.64)	$(0.89)	$(0.18)
Net asset value, end of period (x)	$15.26	$15.89	$20.10	$15.79	$13.25	$14.09
Total return (%) (r)(s)(t)(x)	(3.96)(n)	(6.92)	35.89	24.34	0.95	18.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86(a)	0.86	0.86	0.90	0.89	0.90
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.89(a)	0.03	0.08	0.42	0.59	0.61
Portfolio turnover	29(n)	55	71	61	60	73
Net assets at end of period (000 omitted)	$15,768	$15,472	$71,049	$57,531	$52,918	$55,474
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$15.37	$19.67	$15.55	$13.08	$13.95	$11.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.14)	$(0.12)	$(0.05)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss)	(0.67)	(0.70)	5.41	3.08	(0.03)(g)	2.11
Total from investment operations	$(0.66)	$(0.84)	$5.29	$3.03	$(0.05)	$2.08
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(3.46)	(1.17)	(0.56)	(0.82)	(0.11)
Total distributions declared to shareholders	$—	$(3.46)	$(1.17)	$(0.56)	$(0.82)	$(0.11)
Net asset value, end of period (x)	$14.71	$15.37	$19.67	$15.55	$13.08	$13.95
Total return (%) (r)(s)(t)(x)	(4.29)(n)	(7.58)	34.89	23.42	0.17	17.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.61(a)	1.63	1.61	1.65	1.64	1.65
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.11(a)	(0.73)	(0.67)	(0.33)	(0.14)	(0.25)
Portfolio turnover	29(n)	55	71	61	60	73
Net assets at end of period (000 omitted)	$431	$467	$550	$408	$428	$333
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$15.36	$19.66	$15.54	$13.07	$13.95	$11.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.14)	$(0.12)	$(0.05)	$(0.01)	$(0.03)
Net realized and unrealized gain (loss)	(0.67)	(0.70)	5.41	3.08	(0.05)(g)	2.12
Total from investment operations	$(0.66)	$(0.84)	$5.29	$3.03	$(0.06)	$2.09
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.00)(w)	$—
From net realized gain	—	(3.46)	(1.17)	(0.56)	(0.82)	(0.11)
Total distributions declared to shareholders	$—	$(3.46)	$(1.17)	$(0.56)	$(0.82)	$(0.11)
Net asset value, end of period (x)	$14.70	$15.36	$19.66	$15.54	$13.07	$13.95
Total return (%) (r)(s)(t)(x)	(4.30)(n)	(7.58)	34.91	23.44	0.13	17.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.61(a)	1.63	1.60	1.65	1.65	1.65
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.12(a)	(0.74)	(0.67)	(0.33)	(0.11)	(0.26)
Portfolio turnover	29(n)	55	71	61	60	73
Net assets at end of period (000 omitted)	$813	$874	$859	$613	$525	$338
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$16.00	$20.21	$15.87	$13.31	$14.17	$12.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.05	$0.06	$0.10	$0.13	$0.10
Net realized and unrealized gain (loss)	(0.70)	(0.75)	5.54	3.14	(0.05)(g)	2.14
Total from investment operations	$(0.61)	$(0.70)	$5.60	$3.24	$0.08	$2.24
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.09)	$(0.12)	$(0.12)	$(0.06)
From net realized gain	—	(3.46)	(1.17)	(0.56)	(0.82)	(0.11)
Total distributions declared to shareholders	$—	$(3.51)	$(1.26)	$(0.68)	$(0.94)	$(0.17)
Net asset value, end of period (x)	$15.39	$16.00	$20.21	$15.87	$13.31	$14.17
Total return (%) (r)(s)(t)(x)	(3.81)(n)	(6.66)	36.23	24.71	1.18	18.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.61(a)	0.64	0.60	0.65	0.64	0.65
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.14(a)	0.27	0.33	0.68	0.98	0.75
Portfolio turnover	29(n)	55	71	61	60	73
Net assets at end of period (000 omitted)	$54,458	$53,045	$4,866	$2,366	$1,560	$195
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$15.36	$19.66	$15.54	$13.08	$13.95	$11.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$(0.13)	$(0.12)	$(0.05)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss)	(0.68)	(0.71)	5.41	3.07	(0.03)(g)	2.12
Total from investment operations	$(0.66)	$(0.84)	$5.29	$3.02	$(0.05)	$2.08
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(3.46)	(1.17)	(0.56)	(0.82)	(0.11)
Total distributions declared to shareholders	$—	$(3.46)	$(1.17)	$(0.56)	$(0.82)	$(0.11)
Net asset value, end of period (x)	$14.70	$15.36	$19.66	$15.54	$13.08	$13.95
Total return (%) (r)(s)(t)(x)	(4.30)(n)	(7.58)	34.91	23.34	0.18	17.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.61(a)	1.63	1.60	1.64	1.64	1.65
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.21(a)	(0.70)	(0.67)	(0.33)	(0.16)	(0.27)
Portfolio turnover	29(n)	55	71	61	60	73
Net assets at end of period (000 omitted)	$815	$495	$320	$87	$170	$166
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$15.91	$20.15	$15.84	$13.29	$14.10	$12.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$(0.04)	$(0.03)	$0.03	$0.04	$0.03
Net realized and unrealized gain (loss)	(0.70)	(0.74)	5.52	3.13	(0.03)(g)	2.14
Total from investment operations	$(0.65)	$(0.78)	$5.49	$3.16	$0.01	$2.17
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$(0.05)	$—	$(0.02)
From net realized gain	—	(3.46)	(1.17)	(0.56)	(0.82)	(0.11)
Total distributions declared to shareholders	$—	$(3.46)	$(1.18)	$(0.61)	$(0.82)	$(0.13)
Net asset value, end of period (x)	$15.26	$15.91	$20.15	$15.84	$13.29	$14.10
Total return (%) (r)(s)(t)(x)	(4.09)(n)	(7.07)	35.52	24.10	0.61	18.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.11(a)	1.13	1.11	1.16	1.14	1.15
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.64(a)	(0.23)	(0.17)	0.17	0.29	0.25
Portfolio turnover	29(n)	55	71	61	60	73
Net assets at end of period (000 omitted)	$218	$200	$182	$266	$106	$175
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$15.97	$20.17	$15.85	$13.30	$14.14	$12.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.00	$0.02	$0.06	$0.08	$0.07
Net realized and unrealized gain (loss)	(0.70)	(0.74)	5.52	3.14	(0.03)(g)	2.13
Total from investment operations	$(0.63)	$(0.74)	$5.54	$3.20	$0.05	$2.20
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.05)	$(0.09)	$(0.07)	$(0.04)
From net realized gain	—	(3.46)	(1.17)	(0.56)	(0.82)	(0.11)
Total distributions declared to shareholders	$—	$(3.46)	$(1.22)	$(0.65)	$(0.89)	$(0.15)
Net asset value, end of period (x)	$15.34	$15.97	$20.17	$15.85	$13.30	$14.14
Total return (%) (r)(s)(t)(x)	(3.94)(n)	(6.85)	35.85	24.35	0.98	18.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86(a)	0.88	0.85	0.90	0.89	0.90
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.93(a)	0.02	0.08	0.42	0.59	0.49
Portfolio turnover	29(n)	55	71	61	60	73
Net assets at end of period (000 omitted)	$132	$122	$130	$90	$72	$72
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$16.03	$20.23	$15.87	$13.32	$14.17	$12.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.05	$0.06	$0.10	$0.12	$0.10
Net realized and unrealized gain (loss)	(0.71)	(0.75)	5.56	3.13	(0.04)(g)	2.15
Total from investment operations	$(0.62)	$(0.70)	$5.62	$3.23	$0.08	$2.25
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.09)	$(0.12)	$(0.11)	$(0.07)
From net realized gain	—	(3.46)	(1.17)	(0.56)	(0.82)	(0.11)
Total distributions declared to shareholders	$—	$(3.50)	$(1.26)	$(0.68)	$(0.93)	$(0.18)
Net asset value, end of period (x)	$15.41	$16.03	$20.23	$15.87	$13.32	$14.17
Total return (%) (r)(s)(t)(x)	(3.87)(n)	(6.64)	36.34	24.60	1.18	18.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.61(a)	0.63	0.60	0.65	0.64	0.65
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.13(a)	0.27	0.33	0.67	0.84	0.74
Portfolio turnover	29(n)	55	71	61	60	73
Net assets at end of period (000 omitted)	$112	$116	$124	$91	$73	$72
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$16.03	$20.23	$15.89	$13.32	$14.18	$12.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.07	$0.08	$0.11	$0.13	$0.11
Net realized and unrealized gain (loss)	(0.70)	(0.75)	5.53	3.16	(0.05)(g)	2.15
Total from investment operations	$(0.61)	$(0.68)	$5.61	$3.27	$0.08	$2.26
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.10)	$(0.14)	$(0.12)	$(0.08)
From net realized gain	—	(3.46)	(1.17)	(0.56)	(0.82)	(0.11)
Total distributions declared to shareholders	$—	$(3.52)	$(1.27)	$(0.70)	$(0.94)	$(0.19)
Net asset value, end of period (x)	$15.42	$16.03	$20.23	$15.89	$13.32	$14.18
Total return (%) (r)(s)(t)(x)	(3.81)(n)	(6.57)	36.29	24.86	1.22	18.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.54(a)	0.54	0.52	0.55	0.55	0.57
Expenses after expense reductions	0.42(a)	0.40	0.40	0.39	0.40	0.39
Net investment income (loss)	1.20(a)	0.36	0.42	0.77	0.93	0.83
Portfolio turnover	29(n)	55	71	61	60	73
Net assets at end of period (000 omitted)	$169,570	$158,585	$185,568	$145,833	$126,840	$128,183

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Growth Equity Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the
23

Notes to Financial Statements (unaudited) - continued
Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
24

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$239,976,196	$—	$—	$239,976,196
Mutual Funds	1,587,876	—	—	1,587,876
Total	$241,564,072	$—	$—	$241,564,072
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain
25

Notes to Financial Statements (unaudited) - continued
tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/22
Ordinary income (including any short-term capital gains)	$14,461,131
Long-term capital gains	24,707,077
Total distributions	$39,168,208
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/22
Cost of investments	$181,461,968
Gross appreciation	68,764,449
Gross depreciation	(8,662,345)
Net unrealized appreciation (depreciation)	$60,102,104
As of 5/31/22
Undistributed ordinary income	743,727
Undistributed long-term capital gain	4,715,998
Net unrealized appreciation (depreciation)	62,778,578
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
26

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/22	Year ended 5/31/22
Class A	$—	$2,461,208
Class B	—	93,259
Class C	—	175,029
Class I	—	10,085,787
Class R1	—	54,367
Class R2	—	32,290
Class R3	—	22,372
Class R4	—	21,500
Class R6	—	26,222,396
Total	$—	$39,168,208
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2023. For the six months ended November 30, 2022, this management fee reduction amounted to $15,632, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%
27

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2023. For the six months ended November 30, 2022, this reduction amounted to $120,145, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,519 for the six months ended November 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 18,937
Class B	0.75%	0.25%	1.00%	1.00%	2,209
Class C	0.75%	0.25%	1.00%	1.00%	4,015
Class R1	0.75%	0.25%	1.00%	1.00%	3,668
Class R2	0.25%	0.25%	0.50%	0.50%	506
Class R3	—	0.25%	0.25%	0.25%	152
Total Distribution and Service Fees					$29,487
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2022, this rebate amounted to $1 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
28

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2022, were as follows:
Amount
Class A	$447
Class B	—
Class C	11
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2022, the fee was $4,917, which equated to 0.0044% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $30,587.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.0204% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 6,144 shares of Class I for an aggregate amount of $126,999.
At November 30, 2022, MFS held approximately 83% of the outstanding shares of Class R3 and 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2022, this reimbursement amounted to $3,272, which is included in “Other” income in the Statement of Operations.
29

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended November 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $85,511,251 and $63,852,456, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	201,408	$3,074,000	558,522	$11,123,957
Class B	—	—	2,389	51,520
Class C	6,042	88,519	59,481	1,153,404
Class I	934,771	13,923,425	3,225,480	70,888,946
Class R1	23,267	347,767	14,526	237,520
Class R2	1,930	28,782	1,924	35,541
Class R3	997	14,331	48	980
Class R6	1,709,369	25,341,452	2,084,953	37,340,839
	2,877,784	$42,818,276	5,947,323	$120,832,707
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	126,281	$2,461,208
Class B	—	—	4,929	93,259
Class C	—	—	9,059	171,304
Class I	—	—	514,290	10,085,224
Class R1	—	—	2,875	54,367
Class R2	—	—	1,653	32,290
Class R3	—	—	1,142	22,372
Class R4	—	—	1,094	21,500
Class R6	—	—	1,335,153	26,222,396
	—	$—	1,996,476	$39,163,920
30

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(141,923)	$(2,145,880)	(3,246,554)	$(71,734,979)
Class B	(1,065)	(14,964)	(4,927)	(99,573)
Class C	(7,621)	(109,422)	(55,368)	(945,146)
Class I	(710,912)	(11,020,234)	(665,416)	(12,973,803)
Class R1	(31)	(452)	(1,446)	(27,220)
Class R2	(210)	(3,592)	(53)	(1,051)
Class R3	(2)	(23)	(2)	(43)
Class R6	(607,080)	(9,698,298)	(2,700,684)	(57,684,609)
	(1,468,844)	$(22,992,865)	(6,674,450)	$(143,466,424)
Net change
Class A	59,485	$928,120	(2,561,751)	$(58,149,814)
Class B	(1,065)	(14,964)	2,391	45,206
Class C	(1,579)	(20,903)	13,172	379,562
Class I	223,859	2,903,191	3,074,354	68,000,367
Class R1	23,236	347,315	15,955	264,667
Class R2	1,720	25,190	3,524	66,780
Class R3	995	14,308	1,188	23,309
Class R4	—	—	1,094	21,500
Class R6	1,102,289	15,643,154	719,422	5,878,626
	1,408,940	$19,825,411	1,269,349	$16,530,203
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 13%, 11%, 10%, 9%, 9%, 6%, 5%, 4%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2)
31

Notes to Financial Statements (unaudited) - continued
the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2022, the fund’s commitment fee and interest expense were $517 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,776,491	$39,491,110	$39,679,272	$(453)	$—	$1,587,876

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$23,526	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
32

Notes to Financial Statements (unaudited) - continued
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
33

Board Review of Investment Advisory Agreement
MFS Blended Research Growth Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
34

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2021, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s five-year performance as compared to its Broadridge performance universe improved for the period ended December 31, 2021, as compared to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’
35

Board Review of Investment Advisory Agreement - continued
approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
36

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
37

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
38

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
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Kansas City, MO 64105-1407

Semiannual Report
November 30, 2022
MFS®  Blended Research®
Small Cap Equity Fund
BRS-SEM

MFS® Blended Research®
Small Cap Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility has ebbed and flowed, driven largely by the market’s focus on the potential for shifts in the trajectory of central bank policy.
There are, however, encouraging signs for the markets. China recently significantly relaxed its zero-COVID policy, and while cases there have increased dramatically, the hope is that an earlier economic reopening may be achieved once the current wave of infections subsides. Meanwhile, unemployment is low and global supply chain bottlenecks are easing. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
January 13, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Portland General Electric Co.	1.7%
Cathay General Bancorp, Inc.	1.6%
Reinsurance Group of America, Inc.	1.6%
Grand Canyon Education, Inc.	1.5%
Magnolia Oil & Gas Corp., “A”	1.5%
Umpqua Holdings Corp.	1.5%
SLM Corp.	1.4%
Silicon Laboratories, Inc.	1.4%
Hostess Brands, Inc.	1.4%
GICS equity sectors (g)
Health Care	16.9%
Financials	16.6%
Industrials	15.3%
Information Technology	12.8%
Consumer Discretionary	11.8%
Real Estate	7.6%
Energy	6.5%
Materials	3.8%
Communication Services	2.6%
Consumer Staples	2.2%
Utilities	2.2%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2022 through November 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2022 through November 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/22	Ending Account Value 11/30/22	Expenses Paid During Period (p) 6/01/22-11/30/22
A	Actual	0.99%	$1,000.00	$990.92	$4.94
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
B	Actual	1.74%	$1,000.00	$986.97	$8.67
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
C	Actual	1.74%	$1,000.00	$987.67	$8.67
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
I	Actual	0.74%	$1,000.00	$992.36	$3.70
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R1	Actual	1.74%	$1,000.00	$987.68	$8.67
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
R2	Actual	1.24%	$1,000.00	$990.17	$6.19
	Hypothetical (h)	1.24%	$1,000.00	$1,018.85	$6.28
R3	Actual	0.99%	$1,000.00	$990.93	$4.94
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R4	Actual	0.74%	$1,000.00	$992.37	$3.70
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R6	Actual	0.63%	$1,000.00	$992.38	$3.15
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace & Defense – 0.9%
CACI International, Inc., “A” (a)	9,605	$2,999,642
Apparel Manufacturers – 1.5%
FIGS, Inc. (a)	132,660	$1,038,728
Skechers USA, Inc., “A” (a)	96,410	4,065,610
		$5,104,338
Automotive – 2.2%
REV Group, Inc.	159,991	$2,222,275
Titan International, Inc. (a)	120,841	1,731,651
Visteon Corp. (a)	22,831	3,351,591
		$7,305,517
Biotechnology – 4.1%
Adaptive Biotechnologies Corp. (a)	201,144	$1,766,044
Alector, Inc. (a)	61,590	522,899
AlloVir, Inc. (a)	112,825	847,316
BioAtla, Inc. (a)	97,436	1,072,771
Dynavax Technologies Corp. (a)	16,042	199,081
Exelixis, Inc. (a)	44,733	764,040
iTeos Therapeutics, Inc. (a)	98,312	1,980,987
Lyell Immunopharma, Inc. (a)	178,711	752,373
Novavax, Inc. (a)(l)	14,790	243,887
Sana Biotechnology, Inc. (a)	184,046	918,390
Sangamo Therapeutics, Inc. (a)	171,994	629,498
Varex Imaging Corp. (a)	75,968	1,613,560
Vir Biotechnology, Inc. (a)	84,678	2,389,613
		$13,700,459
Broadcasting – 0.5%
Entravision Communications Corp., “A”	312,116	$1,735,365
Business Services – 4.3%
BlueLinx Holdings, Inc. (a)	24,695	$1,713,833
Boise Cascade Corp.	31,367	2,322,413
Forrester Research, Inc. (a)	79,158	2,784,779
HireRight Holdings Corp. (a)	80,451	1,019,314
Paya, Inc. (a)	72,319	673,290
StoneCo Ltd., “A” (a)	33,650	393,032
TaskUs, Inc., “A” (a)	183,388	3,607,242
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Yext, Inc. (a)	357,219	$1,903,977
		$14,417,880
Cable TV – 0.1%
Cable One, Inc.	387	$280,300
Chemicals – 1.7%
Avient Corp.	38,459	$1,331,066
Element Solutions, Inc.	214,171	4,189,185
		$5,520,251
Computer Software – 4.3%
Clear Secure, Inc., “A”	49,464	$1,537,341
Domo, Inc., “B” (a)	6,562	93,837
Elastic N.V. (a)	21,555	1,318,950
Eventbrite, Inc. (a)	422,043	3,076,694
Everbridge, Inc. (a)	56,742	1,852,059
Paycor HCM, Inc. (a)	97,572	2,821,782
Paylocity Holding Corp. (a)	16,928	3,687,426
		$14,388,089
Computer Software - Systems – 2.3%
Box, Inc., “A” (a)	156,931	$4,307,756
Rapid7, Inc. (a)	29,320	862,008
Rimini Street, Inc. (a)	261,044	1,096,385
Verint Systems, Inc. (a)	39,885	1,568,677
		$7,834,826
Construction – 1.3%
AZEK Co., Inc. (a)	78,407	$1,516,391
GMS, Inc. (a)	58,609	2,877,702
		$4,394,093
Consumer Products – 2.2%
Herbalife Ltd. (a)	52,146	$913,598
Nu Skin Enterprises, Inc., “A”	16,172	674,534
Prestige Consumer Healthcare, Inc. (a)	93,275	5,732,682
		$7,320,814
Consumer Services – 2.0%
Grand Canyon Education, Inc. (a)	44,999	$5,088,037
TravelCenters of America LLC (a)	33,684	1,722,937
		$6,810,974
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.5%
Vertiv Holdings Co.	131,101	$1,815,749
Electronics – 5.1%
Advanced Energy Industries, Inc.	42,566	$3,943,314
Alpha and Omega Semiconductor Ltd. (a)	49,340	1,730,847
Photronics, Inc. (a)	76,207	1,432,692
Plexus Corp. (a)	40,708	4,486,836
Sanmina Corp. (a)	11,510	760,696
Silicon Laboratories, Inc. (a)	32,724	4,759,378
		$17,113,763
Energy - Independent – 3.0%
Alpha Metallurgical Resources	3,253	$557,011
CONSOL Energy, Inc.	7,462	577,932
CVR Energy, Inc.	57,292	2,111,210
Magnolia Oil & Gas Corp., “A”	193,965	5,058,607
Par Pacific Holdings, Inc. (a)	74,237	1,739,373
		$10,044,133
Energy - Integrated – 0.5%
National Gas Fuel Co.	24,695	$1,635,550
Engineering - Construction – 1.9%
APi Group, Inc. (a)	112,744	$2,166,940
Dycom Industries, Inc. (a)	44,354	4,042,423
		$6,209,363
Food & Beverages – 1.5%
Cal-Maine Foods, Inc.	5,142	$299,676
Hostess Brands, Inc. (a)	172,174	4,545,393
		$4,845,069
Food & Drug Stores – 0.3%
United Natural Foods, Inc. (a)	19,156	$913,358
Gaming & Lodging – 1.9%
International Game Technology PLC	180,760	$4,435,850
Target Hospitality Corp. (a)	119,823	1,732,641
		$6,168,491
General Merchandise – 0.6%
Dillards, Inc., “A” (l)	5,710	$2,053,887
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.8%
Brighthouse Financial, Inc. (a)	38,067	$2,121,855
Hanover Insurance Group, Inc.	18,231	2,685,426
Jackson Financial, Inc.	53,629	2,003,043
Radian Group, Inc.	7,854	153,703
Reinsurance Group of America, Inc.	36,685	5,297,314
Voya Financial, Inc.	55,653	3,671,985
		$15,933,326
Internet – 0.6%
ZipRecruiter, Inc., “A” (a)	116,115	$1,922,864
Leisure & Toys – 2.9%
Brunswick Corp.	46,708	$3,465,734
Funko, Inc., “A” (a)	172,471	1,638,474
Malibu Boats, Inc., “A” (a)	33,498	1,933,170
MasterCraft Boat Holdings, Inc.	12,782	328,753
Polaris, Inc.	20,320	2,317,699
		$9,683,830
Machinery & Tools – 3.3%
Flowserve Corp.	39,810	$1,248,442
ITT, Inc.	4,243	358,618
Regal Rexnord Corp.	28,827	3,779,508
Timken Co.	54,054	4,107,023
Titan Machinery, Inc. (a)	37,507	1,651,433
		$11,145,024
Major Banks – 0.5%
First Financial Corp.	37,063	$1,781,618
Medical & Health Technology & Services – 2.3%
Cross Country Healthcare, Inc. (a)	34,701	$1,241,602
Health Catalyst, Inc. (a)	79,920	837,562
HealthEquity, Inc. (a)	39,388	2,500,350
Medpace Holdings, Inc. (a)	7,414	1,556,124
ModivCare, Inc. (a)	1,590	122,430
Syneos Health, Inc. (a)	44,669	1,575,922
		$7,833,990
Medical Equipment – 5.4%
AngioDynamics, Inc. (a)	50,504	$654,027
Avanos Medical, Inc. (a)	57,083	1,535,533
Bioventus, Inc., “A” (a)	119,033	232,114
CareDx, Inc. (a)	15,951	206,565
Envista Holdings Corp. (a)	113,636	3,877,260
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Inogen, Inc. (a)	36,079	$805,283
Integer Holdings Corp. (a)	21,821	1,621,737
Maravai Lifesciences Holdings, Inc., “A” (a)	221,132	3,290,444
Organogenesis Holdings, Inc. (a)	233,805	640,626
Quidel Corp. (a)	48,419	4,241,989
Zynex, Inc. (l)	56,424	774,137
		$17,879,715
Metals & Mining – 0.8%
Ryerson Holding Corp.	87,241	$2,572,737
United States Steel Corp.	8,286	217,839
		$2,790,576
Natural Gas - Pipeline – 1.1%
Equitrans Midstream Corp.	438,333	$3,677,614
Oil Services – 2.0%
Cactus, Inc., “A”	43,391	$2,360,036
ChampionX Corp.	135,895	4,191,002
		$6,551,038
Other Banks & Diversified Financials – 11.3%
Amalgamated Financial Corp.	65,414	$1,744,591
Atlanticus Holdings Corp. (a)	6,421	184,925
Bank OZK	14,615	674,482
Cathay General Bancorp, Inc.	116,547	5,415,939
Enova International, Inc. (a)	7,269	293,232
First BanCorp.	91,401	1,405,747
First Hawaiian, Inc.	125,013	3,319,095
Navient Corp.	67,350	1,115,990
OFG Bancorp	65,444	1,895,913
Preferred Bank	20,636	1,559,875
Silvergate Capital Corp., “A” (a)	14,421	395,568
SLM Corp.	274,903	4,799,807
UMB Financial Corp.	47,715	4,080,587
Umpqua Holdings Corp.	242,527	4,916,022
United Community Bank, Inc.	39,591	1,542,861
Wintrust Financial Corp.	48,203	4,407,200
		$37,751,834
Pharmaceuticals – 3.1%
Alkermes PLC (a)	19,536	$484,102
Coherus BioSciences, Inc. (a)	88,022	603,831
Eagle Pharmaceuticals, Inc. (a)	15,314	556,205
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Emergent BioSolutions, Inc. (a)	22,458	$276,233
Intercept Pharmaceuticals, Inc. (a)	126,581	1,887,323
Macrogenics, Inc. (a)	78,267	503,257
Phibro Animal Health Corp., “A”	42,737	526,092
REGENXBIO, Inc. (a)	35,358	845,056
United Therapeutics Corp. (a)	11,500	3,218,735
Vanda Pharmaceuticals, Inc. (a)	122,272	1,333,988
		$10,234,822
Railroad & Shipping – 0.9%
Scorpio Tankers, Inc.	18,598	$948,870
Teekay Tankers LTD., “A” (a)	59,970	2,023,388
		$2,972,258
Real Estate – 7.6%
DiamondRock Hospitality Co., REIT	121,806	$1,146,195
Empire State Realty Trust, REIT, “A”	313,223	2,414,949
EPR Properties, REIT	78,360	3,260,560
Equity Commonwealth, REIT	39,593	1,072,574
National Storage Affiliates Trust, REIT	91,701	3,650,617
Phillips Edison & Co., REIT	122,545	3,949,625
Piedmont Office Realty Trust, Inc., REIT	240,440	2,502,980
Spirit Realty Capital, Inc., REIT	98,371	4,074,527
STAG Industrial, Inc., REIT	56,219	1,850,167
Uniti Group, Inc., REIT	173,982	1,325,743
		$25,247,937
Restaurants – 0.8%
Texas Roadhouse, Inc.	27,479	$2,729,214
Specialty Chemicals – 2.4%
Chemours Co.	120,945	$3,755,342
Univar Solutions, Inc. (a)	128,082	4,243,357
		$7,998,699
Specialty Stores – 2.3%
Builders FirstSource, Inc. (a)	51,804	$3,311,830
Urban Outfitters, Inc. (a)	123,085	3,562,080
Zumiez, Inc. (a)	39,057	908,075
		$7,781,985
Telephone Services – 0.5%
EchoStar Corp., “A” (a)	88,299	$1,536,403
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.0%
Vector Group Ltd.	13,873	$153,990
Trucking – 1.3%
Landstar System, Inc.	9,122	$1,577,924
Saia, Inc. (a)	11,572	2,818,823
		$4,396,747
Utilities - Electric Power – 1.7%
IDACORP, Inc.	1,508	$166,679
Portland General Electric Co.	112,330	5,530,006
		$5,696,685
Total Common Stocks (Identified Cost, $301,742,288)		$328,312,080
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $5,182,434)	5,182,447	$5,182,447
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86% (j) (Identified Cost, $308,208)	308,208	$308,208

Other Assets, Less Liabilities – 0.1%		293,882
Net Assets – 100.0%		$334,096,617

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,182,447 and $328,620,288, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
11

Financial Statements
Statement of Assets and Liabilities
At 11/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $1,318,206 of securities on loan (identified cost, $302,050,496)	$328,620,288
Investments in affiliated issuers, at value (identified cost, $5,182,434)	5,182,447
Receivables for
Fund shares sold	406,838
Interest and dividends	442,584
Receivable from investment adviser	26,603
Other assets	43,144
Total assets	$334,721,904
Liabilities
Payable to custodian	$1,589
Payables for
Fund shares reacquired	181,826
Collateral for securities loaned, at value (c)	308,208
Payable to affiliates
Administrative services fee	319
Shareholder servicing costs	80,005
Distribution and service fees	1,462
Payable for independent Trustees' compensation	65
Accrued expenses and other liabilities	51,813
Total liabilities	$625,287
Net assets	$334,096,617
Net assets consist of
Paid-in capital	$300,148,440
Total distributable earnings (loss)	33,948,177
Net assets	$334,096,617
Shares of beneficial interest outstanding	23,418,777

(c)	Non-cash collateral is not included.
12

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$38,700,954	2,728,780	$14.18
Class B	521,792	38,271	13.63
Class C	6,678,567	490,325	13.62
Class I	121,030,186	8,466,608	14.30
Class R1	3,773,264	276,801	13.63
Class R2	14,786,403	1,049,001	14.10
Class R3	650,861	45,799	14.21
Class R4	19,418,532	1,356,589	14.31
Class R6	128,536,058	8,966,603	14.33

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.05 [100 / 94.25 x $14.18]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
13

Financial Statements
Statement of Operations
Six months ended 11/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$2,440,476
Dividends from affiliated issuers	39,598
Other	17,249
Income on securities loaned	3,143
Foreign taxes withheld	(4,929)
Total investment income	$2,495,537
Expenses
Management fee	$1,027,055
Distribution and service fees	136,466
Shareholder servicing costs	136,651
Administrative services fee	30,272
Independent Trustees' compensation	3,577
Custodian fee	11,582
Shareholder communications	13,791
Audit and tax fees	31,135
Legal fees	761
Miscellaneous	84,836
Total expenses	$1,476,126
Reduction of expenses by investment adviser	(238,045)
Net expenses	$1,238,081
Net investment income (loss)	$1,257,456
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,656,673)
Affiliated issuers	321
Net realized gain (loss)	$(2,656,352)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(598,826)
Affiliated issuers	13
Net unrealized gain (loss)	$(598,813)
Net realized and unrealized gain (loss)	$(3,255,165)
Change in net assets from operations	$(1,997,709)
See Notes to Financial Statements
14

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22
Change in net assets
From operations
Net investment income (loss)	$1,257,456	$1,513,260
Net realized gain (loss)	(2,656,352)	41,868,598
Net unrealized gain (loss)	(598,813)	(69,290,970)
Change in net assets from operations	$(1,997,709)	$(25,909,112)
Total distributions to shareholders	$—	$(42,864,222)
Change in net assets from fund share transactions	$(1,766,185)	$48,713,888
Total change in net assets	$(3,763,894)	$(20,059,446)
Net assets
At beginning of period	337,860,511	357,919,957
At end of period	$334,096,617	$337,860,511
See Notes to Financial Statements
15

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$14.31	$17.57	$11.33	$12.77	$13.83	$11.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.03	$0.04	$0.06	$0.06	$0.05
Net realized and unrealized gain (loss)	(0.17)	(1.18)	6.26	(1.28)	(0.44)	2.32
Total from investment operations	$(0.13)	$(1.15)	$6.30	$(1.22)	$(0.38)	$2.37
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.06)	$(0.05)	$(0.04)	$(0.06)
From net realized gain	—	(2.11)	—	(0.17)	(0.64)	(0.39)
Total distributions declared to shareholders	$—	$(2.11)	$(0.06)	$(0.22)	$(0.68)	$(0.45)
Net asset value, end of period (x)	$14.18	$14.31	$17.57	$11.33	$12.77	$13.83
Total return (%) (r)(s)(t)(x)	(0.91)(n)	(7.52)	55.75	(9.87)	(2.28)	20.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14(a)	1.13	1.12	1.16	1.22	1.28
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.59(a)	0.16	0.26	0.48	0.41	0.41
Portfolio turnover	30(n)	72	80	75	64	90
Net assets at end of period (000 omitted)	$38,701	$40,921	$73,141	$57,133	$60,929	$43,682
See Notes to Financial Statements
16

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$13.81	$17.15	$11.10	$12.56	$13.67	$11.81
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.08)	$(0.07)	$(0.03)	$(0.05)	$(0.05)
Net realized and unrealized gain (loss)	(0.17)	(1.15)	6.12	(1.26)	(0.42)	2.30
Total from investment operations	$(0.18)	$(1.23)	$6.05	$(1.29)	$(0.47)	$2.25
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(2.11)	—	(0.17)	(0.64)	(0.39)
Total distributions declared to shareholders	$—	$(2.11)	$—	$(0.17)	$(0.64)	$(0.39)
Net asset value, end of period (x)	$13.63	$13.81	$17.15	$11.10	$12.56	$13.67
Total return (%) (r)(s)(t)(x)	(1.30)(n)	(8.21)	54.50	(10.53)	(3.00)	19.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.89(a)	1.88	1.86	1.91	1.97	2.07
Expenses after expense reductions	1.74(a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.17)(a)	(0.50)	(0.52)	(0.27)	(0.36)	(0.39)
Portfolio turnover	30(n)	72	80	75	64	90
Net assets at end of period (000 omitted)	$522	$664	$615	$387	$500	$403
See Notes to Financial Statements
17

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$13.79	$17.14	$11.09	$12.55	$13.66	$11.80
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.09)	$(0.07)	$(0.03)	$(0.03)	$(0.05)
Net realized and unrealized gain (loss)	(0.16)	(1.15)	6.12	(1.26)	(0.44)	2.30
Total from investment operations	$(0.17)	$(1.24)	$6.05	$(1.29)	$(0.47)	$2.25
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.00)(w)	$(0.00)(w)	$—
From net realized gain	—	(2.11)	—	(0.17)	(0.64)	(0.39)
Total distributions declared to shareholders	$—	$(2.11)	$—	$(0.17)	$(0.64)	$(0.39)
Net asset value, end of period (x)	$13.62	$13.79	$17.14	$11.09	$12.55	$13.66
Total return (%) (r)(s)(t)(x)	(1.23)(n)	(8.27)	54.55	(10.53)	(2.97)	19.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.89(a)	1.88	1.87	1.91	1.97	2.07
Expenses after expense reductions	1.74(a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.16)(a)	(0.53)	(0.50)	(0.26)	(0.21)	(0.40)
Portfolio turnover	30(n)	72	80	75	64	90
Net assets at end of period (000 omitted)	$6,679	$6,593	$7,503	$5,133	$3,234	$406
See Notes to Financial Statements
18

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$14.40	$17.67	$11.39	$12.83	$13.90	$11.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.09	$0.07	$0.09	$0.09	$0.08
Net realized and unrealized gain (loss)	(0.16)	(1.22)	6.31	(1.27)	(0.45)	2.33
Total from investment operations	$(0.10)	$(1.13)	$6.38	$(1.18)	$(0.36)	$2.41
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.10)	$(0.09)	$(0.07)	$(0.06)
From net realized gain	—	(2.11)	—	(0.17)	(0.64)	(0.39)
Total distributions declared to shareholders	$—	$(2.14)	$(0.10)	$(0.26)	$(0.71)	$(0.45)
Net asset value, end of period (x)	$14.30	$14.40	$17.67	$11.39	$12.83	$13.90
Total return (%) (r)(s)(t)(x)	(0.69)(n)	(7.39)	56.17	(9.58)	(2.06)	20.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89(a)	0.88	0.87	0.91	0.97	1.05
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.84(a)	0.52	0.46	0.74	0.69	0.64
Portfolio turnover	30(n)	72	80	75	64	90
Net assets at end of period (000 omitted)	$121,030	$115,533	$80,950	$53,562	$39,397	$12,225
See Notes to Financial Statements
19

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$13.80	$17.15	$11.09	$12.56	$13.67	$11.81
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.08)	$(0.07)	$(0.03)	$0.07	$(0.05)
Net realized and unrealized gain (loss)	(0.16)	(1.16)	6.13	(1.27)	(0.54)(g)	2.30
Total from investment operations	$(0.17)	$(1.24)	$6.06	$(1.30)	$(0.47)	$2.25
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.00)(w)	$—	$—
From net realized gain	—	(2.11)	—	(0.17)	(0.64)	(0.39)
Total distributions declared to shareholders	$—	$(2.11)	$—	$(0.17)	$(0.64)	$(0.39)
Net asset value, end of period (x)	$13.63	$13.80	$17.15	$11.09	$12.56	$13.67
Total return (%) (r)(s)(t)(x)	(1.23)(n)	(8.26)	54.64	(10.59)	(3.00)	19.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.89(a)	1.88	1.86	1.91	1.97	2.07
Expenses after expense reductions	1.74(a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.16)(a)	(0.50)	(0.52)	(0.27)	0.54	(0.39)
Portfolio turnover	30(n)	72	80	75	64	90
Net assets at end of period (000 omitted)	$3,773	$3,853	$4,996	$2,897	$3,339	$79
See Notes to Financial Statements
20

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$14.24	$17.54	$11.32	$12.78	$13.84	$11.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$(0.00)(w)	$(0.00)(w)	$0.03	$0.16	$0.01
Net realized and unrealized gain (loss)	(0.16)	(1.19)	6.26	(1.27)	(0.58)(g)	2.33
Total from investment operations	$(0.14)	$(1.19)	$6.26	$(1.24)	$(0.42)	$2.34
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.04)	$(0.05)	$(0.00)(w)	$—
From net realized gain	—	(2.11)	—	(0.17)	(0.64)	(0.39)
Total distributions declared to shareholders	$—	$(2.11)	$(0.04)	$(0.22)	$(0.64)	$(0.39)
Net asset value, end of period (x)	$14.10	$14.24	$17.54	$11.32	$12.78	$13.84
Total return (%) (r)(s)(t)(x)	(0.98)(n)	(7.77)	55.37	(10.07)	(2.57)	19.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.39(a)	1.38	1.36	1.41	1.47	1.57
Expenses after expense reductions	1.24(a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	0.34(a)	(0.01)	(0.03)	0.23	1.22	0.11
Portfolio turnover	30(n)	72	80	75	64	90
Net assets at end of period (000 omitted)	$14,786	$14,633	$16,870	$9,315	$9,647	$72
See Notes to Financial Statements
21

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$14.34	$17.61	$11.35	$12.83	$13.88	$11.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.04	$0.03	$0.06	$0.05	$0.05
Net realized and unrealized gain (loss)	(0.17)	(1.20)	6.29	(1.28)	(0.42)	2.33
Total from investment operations	$(0.13)	$(1.16)	$6.32	$(1.22)	$(0.37)	$2.38
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.06)	$(0.09)	$(0.04)	$(0.03)
From net realized gain	—	(2.11)	—	(0.17)	(0.64)	(0.39)
Total distributions declared to shareholders	$—	$(2.11)	$(0.06)	$(0.26)	$(0.68)	$(0.42)
Net asset value, end of period (x)	$14.21	$14.34	$17.61	$11.35	$12.83	$13.88
Total return (%) (r)(s)(t)(x)	(0.91)(n)	(7.55)	55.83	(9.92)	(2.23)	20.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14(a)	1.13	1.12	1.16	1.21	1.32
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.62(a)	0.21	0.23	0.52	0.38	0.36
Portfolio turnover	30(n)	72	80	75	64	90
Net assets at end of period (000 omitted)	$651	$450	$667	$537	$70	$72
See Notes to Financial Statements
22

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$14.42	$17.68	$11.40	$12.84	$13.91	$11.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.08	$0.07	$0.10	$0.09	$0.08
Net realized and unrealized gain (loss)	(0.17)	(1.21)	6.30	(1.28)	(0.45)	2.34
Total from investment operations	$(0.11)	$(1.13)	$6.37	$(1.18)	$(0.36)	$2.42
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.09)	$(0.09)	$(0.07)	$(0.06)
From net realized gain	—	(2.11)	—	(0.17)	(0.64)	(0.39)
Total distributions declared to shareholders	$—	$(2.13)	$(0.09)	$(0.26)	$(0.71)	$(0.45)
Net asset value, end of period (x)	$14.31	$14.42	$17.68	$11.40	$12.84	$13.91
Total return (%) (r)(s)(t)(x)	(0.76)(n)	(7.34)	56.09	(9.60)	(2.09)	20.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89(a)	0.88	0.87	0.95	0.96	1.07
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.84(a)	0.48	0.53	0.96	0.63	0.61
Portfolio turnover	30(n)	72	80	75	64	90
Net assets at end of period (000 omitted)	$19,419	$20,000	$23,281	$19,044	$71	$73
See Notes to Financial Statements
23

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$14.44	$17.70	$11.40	$12.85	$13.91	$11.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.10	$0.09	$0.10	$0.10	$0.09
Net realized and unrealized gain (loss)	(0.18)	(1.21)	6.32	(1.28)	(0.44)	2.34
Total from investment operations	$(0.11)	$(1.11)	$6.41	$(1.18)	$(0.34)	$2.43
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.11)	$(0.10)	$(0.08)	$(0.07)
From net realized gain	—	(2.11)	—	(0.17)	(0.64)	(0.39)
Total distributions declared to shareholders	$—	$(2.15)	$(0.11)	$(0.27)	$(0.72)	$(0.46)
Net asset value, end of period (x)	$14.33	$14.44	$17.70	$11.40	$12.85	$13.91
Total return (%) (r)(s)(t)(x)	(0.76)(n)	(7.23)	56.40	(9.59)	(1.93)	20.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78(a)	0.77	0.77	0.82	0.88	0.99
Expenses after expense reductions	0.63(a)	0.63	0.65	0.65	0.66	0.65
Net investment income (loss)	0.95(a)	0.60	0.60	0.83	0.72	0.71
Portfolio turnover	30(n)	72	80	75	64	90
Net assets at end of period (000 omitted)	$128,536	$135,216	$136,883	$102,332	$53,947	$49,503

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Small Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the
25

Notes to Financial Statements (unaudited) - continued
Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
26

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$328,312,080	$—	$—	$328,312,080
Mutual Funds	5,490,655	—	—	5,490,655
Total	$333,802,735	$—	$—	$333,802,735
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,318,206. The fair value of the fund's investment securities on loan and a related liability of $308,208 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $1,063,803 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the
27

Notes to Financial Statements (unaudited) - continued
fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
28

Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to  wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/22
Ordinary income (including any short-term capital gains)	$13,674,761
Long-term capital gains	29,189,461
Total distributions	$42,864,222
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/22
Cost of investments	$310,402,833
Gross appreciation	57,601,873
Gross depreciation	(34,201,971)
Net unrealized appreciation (depreciation)	$23,399,902
As of 5/31/22
Undistributed long-term capital gain	12,569,661
Post-October capital loss deferral	(622,490)
Net unrealized appreciation (depreciation)	23,998,715
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective
29

Notes to Financial Statements (unaudited) - continued
May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/22	Year ended 5/31/22
Class A	$—	$4,830,087
Class B	—	96,826
Class C	—	874,950
Class I	—	14,641,868
Class R1	—	638,480
Class R2	—	2,046,590
Class R3	—	69,834
Class R4	—	2,676,974
Class R6	—	15,393,649
Class 529A	—	1,419,650
Class 529B	—	33,079
Class 529C	—	142,235
Total	$—	$42,864,222
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.575%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2023. For the six months ended November 30, 2022, this management fee reduction amounted to $21,932, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
For the period from June 1, 2022 through July 31, 2022, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing
30

Notes to Financial Statements (unaudited) - continued
agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.70%
This written agreement terminated on July 31, 2022. For the period from June 1, 2022 through July 31, 2022, this reduction amounted to $74,251, which is included in the reduction of total expenses in the Statement of Operations.
Effective August 1, 2022, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.67%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2023. For the period from August 1, 2022 through November 30, 2022, this reduction amounted to $141,862, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,594 for the six months ended November 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
31

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 48,088
Class B	0.75%	0.25%	1.00%	1.00%	2,841
Class C	0.75%	0.25%	1.00%	1.00%	31,675
Class R1	0.75%	0.25%	1.00%	1.00%	18,201
Class R2	0.25%	0.25%	0.50%	0.50%	34,965
Class R3	—	0.25%	0.25%	0.25%	696
Total Distribution and Service Fees					$136,466
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended November 30, 2022.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2022, were as follows:
Amount
Class A	$5,446
Class B	—
Class C	107
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2022, the fee was $13,406, which equated to 0.0085% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $123,245.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
32

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.0192% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $2,225,647.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2022, this reimbursement amounted to $17,200, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $94,514,547 and $98,041,003, respectively.
33

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	268,850	$3,636,749	1,256,363	$20,990,656
Class B	2,968	37,368	34,990	576,506
Class C	50,379	659,814	138,797	2,200,234
Class I	1,709,991	22,705,198	4,313,598	73,991,621
Class R1	26,183	339,993	55,221	895,793
Class R2	101,549	1,350,133	313,139	5,308,871
Class R3	14,899	214,944	5,174	90,920
Class R4	43,086	592,268	125,161	2,069,619
Class R6	745,650	10,203,748	2,970,062	45,165,924
Class 529A	—	—	173,089	2,819,477
Class 529B	—	—	287	5,000
Class 529C	—	—	5,218	83,524
	2,963,555	$39,740,215	9,391,099	$154,198,145
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	310,316	$4,822,317
Class B	—	—	6,434	96,826
Class C	—	—	58,214	874,950
Class I	—	—	936,438	14,636,522
Class R1	—	—	42,452	638,480
Class R2	—	—	132,209	2,046,590
Class R3	—	—	4,485	69,834
Class R4	—	—	171,053	2,676,974
Class R6	—	—	983,361	15,389,599
Class 529A	—	—	90,441	1,406,356
Class 529B	—	—	2,176	33,079
Class 529C	—	—	9,419	141,759
	—	$—	2,746,998	$42,833,286
34

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(399,990)	$(5,356,360)	(2,868,509)	$(50,253,172)
Class B	(12,751)	(165,924)	(29,249)	(451,937)
Class C	(38,030)	(493,037)	(156,734)	(2,435,474)
Class I	(1,264,282)	(17,392,366)	(1,811,319)	(29,563,854)
Class R1	(28,460)	(367,521)	(109,895)	(1,717,307)
Class R2	(80,221)	(1,083,440)	(379,309)	(6,276,757)
Class R3	(452)	(6,219)	(16,173)	(281,779)
Class R4	(73,117)	(1,009,192)	(226,318)	(3,809,944)
Class R6	(1,145,586)	(15,632,341)	(2,322,334)	(39,218,688)
Class 529A	—	—	(911,535)	(12,586,970)
Class 529B	—	—	(19,698)	(306,317)
Class 529C	—	—	(91,832)	(1,415,344)
	(3,042,889)	$(41,506,400)	(8,942,905)	$(148,317,543)
Net change
Class A	(131,140)	$(1,719,611)	(1,301,830)	$(24,440,199)
Class B	(9,783)	(128,556)	12,175	221,395
Class C	12,349	166,777	40,277	639,710
Class I	445,709	5,312,832	3,438,717	59,064,289
Class R1	(2,277)	(27,528)	(12,222)	(183,034)
Class R2	21,328	266,693	66,039	1,078,704
Class R3	14,447	208,725	(6,514)	(121,025)
Class R4	(30,031)	(416,924)	69,896	936,649
Class R6	(399,936)	(5,428,593)	1,631,089	21,336,835
Class 529A	—	—	(648,005)	(8,361,137)
Class 529B	—	—	(17,235)	(268,238)
Class 529C	—	—	(77,195)	(1,190,061)
	(79,334)	$(1,766,185)	3,195,192	$48,713,888
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 4%, 3%, 3%, 3%, 3%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were the owners of record of less than 1% of the value of outstanding voting shares of the fund.
35

Notes to Financial Statements (unaudited) - continued
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2022, the fund’s commitment fee and interest expense were $763 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,378,593	$33,373,250	$30,569,730	$321	$13	$5,182,447

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$39,598	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication
36

Notes to Financial Statements (unaudited) - continued
of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
37

Board Review of Investment Advisory Agreement
MFS Blended Research Small Cap Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
38

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate
39

Board Review of Investment Advisory Agreement - continued
and total expense ratio were each lower than the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce the expense limitation for Class R6 shares of the Fund effective August 1, 2022, which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
40

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
41

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
42

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
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Kansas City, MO 64105-1407

Semiannual Report
November 30, 2022
MFS®  Blended Research®
Value Equity Fund
BRU-SEM

MFS® Blended Research®
Value Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility has ebbed and flowed, driven largely by the market’s focus on the potential for shifts in the trajectory of central bank policy.
There are, however, encouraging signs for the markets. China recently significantly relaxed its zero-COVID policy, and while cases there have increased dramatically, the hope is that an earlier economic reopening may be achieved once the current wave of infections subsides. Meanwhile, unemployment is low and global supply chain bottlenecks are easing. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
January 13, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
JPMorgan Chase & Co.	2.4%
Merck & Co., Inc.	2.3%
Johnson & Johnson	2.3%
Wells Fargo & Co.	2.1%
Alphabet, Inc., “A”	2.0%
Goldman Sachs Group, Inc.	1.9%
Cigna Corp.	1.8%
Valero Energy Corp.	1.7%
Chubb Ltd.	1.6%
General Dynamics Corp.	1.6%
GICS equity sectors (g)
Financials	20.9%
Health Care	17.1%
Industrials	10.0%
Information Technology	9.3%
Energy	7.9%
Communication Services	7.7%
Consumer Staples	6.3%
Consumer Discretionary	6.0%
Real Estate	5.0%
Utilities	4.9%
Materials	3.6%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2022 through November 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2022 through November 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/22	Ending Account Value 11/30/22	Expenses Paid During Period (p) 6/01/22-11/30/22
A	Actual	0.74%	$1,000.00	$1,028.57	$3.76
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.49%	$1,000.00	$1,024.24	$7.56
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.49%	$1,000.00	$1,024.36	$7.56
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
I	Actual	0.49%	$1,000.00	$1,030.14	$2.49
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R1	Actual	0.74%	$1,000.00	$1,028.30	$3.76
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R2	Actual	0.99%	$1,000.00	$1,026.86	$5.03
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R3	Actual	0.74%	$1,000.00	$1,028.86	$3.76
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R4	Actual	0.49%	$1,000.00	$1,029.41	$2.49
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R6	Actual	0.41%	$1,000.00	$1,030.06	$2.09
	Hypothetical (h)	0.41%	$1,000.00	$1,023.01	$2.08
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from June 1, 2022 through November 30, 2022, the distribution fee for Class R1 was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.49%, $7.58, and $7.54 for Class R1. See Note 3 in the Notes to Financial Statements for additional information.
4

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 4.7%
CACI International, Inc., “A” (a)	1,428	$445,964
General Dynamics Corp.	15,491	3,909,774
Honeywell International, Inc.	15,871	3,484,478
Raytheon Technologies Corp.	38,623	3,812,863
		$11,653,079
Airlines – 0.3%
United Airlines Holdings, Inc. (a)	16,822	$743,028
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	4,101	$1,055,392
Automotive – 0.4%
General Motors Co.	23,469	$951,903
Biotechnology – 2.5%
Biogen, Inc. (a)	9,895	$3,019,657
Gilead Sciences, Inc.	24,044	2,111,785
Moderna, Inc. (a)	6,384	1,123,009
		$6,254,451
Broadcasting – 1.1%
Walt Disney Co. (a)	28,263	$2,766,100
Brokerage & Asset Managers – 1.5%
Citigroup, Inc.	14,517	$702,768
Invesco Ltd.	29,963	572,593
Raymond James Financial, Inc.	21,730	2,540,237
		$3,815,598
Business Services – 3.6%
Accenture PLC, “A”	4,510	$1,357,194
Amdocs Ltd.	24,177	2,148,368
Cognizant Technology Solutions Corp., “A”	11,222	698,121
Fidelity National Information Services, Inc.	29,949	2,173,698
Fiserv, Inc. (a)	7,544	787,292
GoDaddy, Inc. (a)	13,915	1,101,094
PayPal Holdings, Inc. (a)	9,326	731,252
		$8,997,019
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 2.2%
Charter Communications, Inc., “A” (a)	6,620	$2,590,340
Comcast Corp., “A”	77,328	2,833,298
		$5,423,638
Computer Software – 0.8%
Microsoft Corp.	8,196	$2,091,127
Computer Software - Systems – 0.2%
Block, Inc., “A” (a)	6,294	$426,544
Consumer Products – 1.2%
Colgate-Palmolive Co.	37,351	$2,893,955
Consumer Services – 1.7%
Booking Holdings, Inc. (a)	1,554	$3,231,465
Expedia Group, Inc. (a)	8,727	932,393
		$4,163,858
Electrical Equipment – 1.0%
Amphenol Corp., “A”	32,056	$2,578,264
Electronics – 3.6%
Applied Materials, Inc.	20,745	$2,273,652
Corning, Inc.	21,684	740,075
Intel Corp.	51,417	1,546,109
Lam Research Corp.	1,499	708,098
Micron Technology, Inc.	17,706	1,020,751
NXP Semiconductors N.V.	7,133	1,254,267
Texas Instruments, Inc.	8,016	1,446,567
		$8,989,519
Energy - Independent – 4.9%
ConocoPhillips	19,622	$2,423,513
EOG Resources, Inc.	23,404	3,321,730
Marathon Petroleum Corp.	18,913	2,303,793
Valero Energy Corp.	31,897	4,262,077
		$12,311,113
Energy - Integrated – 1.5%
Chevron Corp.	6,042	$1,107,559
Exxon Mobil Corp.	23,421	2,607,694
		$3,715,253
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 3.2%
Archer Daniels Midland Co.	35,534	$3,464,565
Mondelez International, Inc.	48,077	3,250,486
Tyson Foods, Inc., “A”	20,761	1,376,039
		$8,091,090
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	37,669	$789,166
Forest & Paper Products – 0.3%
Weyerhaeuser Co., REIT	24,379	$797,437
Gaming & Lodging – 0.5%
Marriott International, Inc., “A”	8,123	$1,343,138
Health Maintenance Organizations – 3.2%
Cigna Corp.	13,650	$4,489,348
Humana, Inc.	6,342	3,487,466
		$7,976,814
Insurance – 8.3%
Ameriprise Financial, Inc.	5,855	$1,943,567
Berkshire Hathaway, Inc., “B” (a)	11,413	3,636,182
Chubb Ltd.	18,691	4,104,357
Equitable Holdings, Inc.	90,870	2,884,214
Everest Re Group Ltd.	5,401	1,825,214
Hartford Financial Services Group, Inc.	11,226	857,329
MetLife, Inc.	43,977	3,373,036
Reinsurance Group of America, Inc.	14,106	2,036,906
		$20,660,805
Internet – 2.3%
Alphabet, Inc., “A” (a)	50,005	$5,050,005
Meta Platforms, Inc., “A” (a)	6,541	772,492
		$5,822,497
Leisure & Toys – 1.3%
Brunswick Corp.	22,392	$1,661,486
Polaris, Inc.	13,224	1,508,330
		$3,169,816
Machinery & Tools – 1.6%
Eaton Corp. PLC	14,153	$2,313,308
PACCAR, Inc.	10,134	1,073,292
Wabtec Corp.	6,915	699,037
		$4,085,637
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 9.6%
Bank of America Corp.	94,418	$3,573,721
Goldman Sachs Group, Inc.	12,015	4,639,592
JPMorgan Chase & Co.	43,262	5,977,943
Morgan Stanley	9,163	852,801
PNC Financial Services Group, Inc.	17,708	2,979,548
Regions Financial Corp.	27,150	630,152
Wells Fargo & Co.	110,473	5,297,180
		$23,950,937
Medical & Health Technology & Services – 1.9%
McKesson Corp.	10,158	$3,877,105
Syneos Health, Inc. (a)	25,696	906,555
		$4,783,660
Medical Equipment – 2.1%
Abbott Laboratories	7,038	$757,148
Boston Scientific Corp. (a)	21,079	954,246
Medtronic PLC	30,039	2,374,283
Quidel Corp. (a)	4,950	433,669
Thermo Fisher Scientific, Inc.	1,294	724,925
		$5,244,271
Metals & Mining – 0.4%
United States Steel Corp.	39,751	$1,045,054
Natural Gas - Distribution – 1.0%
UGI Corp.	64,963	$2,510,820
Natural Gas - Pipeline – 0.8%
Cheniere Energy, Inc.	11,499	$2,016,465
Oil Services – 0.6%
NOV, Inc.	69,768	$1,566,989
Other Banks & Diversified Financials – 1.5%
American Express Co.	4,486	$706,949
SLM Corp.	127,182	2,220,597
Zions Bancorp NA	13,706	710,245
		$3,637,791
Pharmaceuticals – 7.4%
Johnson & Johnson	32,459	$5,777,702
Merck & Co., Inc.	52,843	5,819,071
Organon & Co.	14,548	378,539
Pfizer, Inc.	62,372	3,126,708
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Vertex Pharmaceuticals, Inc. (a)	10,817	$3,422,499
		$18,524,519
Pollution Control – 0.3%
Republic Services, Inc.	4,328	$602,847
Railroad & Shipping – 1.2%
CSX Corp.	92,895	$3,036,738
Real Estate – 4.7%
EPR Properties, REIT	34,437	$1,432,924
Extra Space Storage, Inc., REIT	8,438	1,355,902
Host Hotels & Resorts, Inc., REIT	75,844	1,436,485
Life Storage, Inc., REIT	7,239	778,120
Prologis, Inc., REIT	10,011	1,179,196
Public Storage, Inc., REIT	8,259	2,460,852
Spirit Realty Capital, Inc., REIT	22,795	944,169
VICI Properties, Inc., REIT	27,006	923,605
W.P. Carey, Inc., REIT	14,788	1,165,294
		$11,676,547
Restaurants – 0.7%
Starbucks Corp.	16,068	$1,642,150
Specialty Chemicals – 4.0%
Chemours Co.	108,400	$3,365,820
Corteva, Inc.	10,307	692,218
DuPont de Nemours, Inc.	29,261	2,063,193
Linde PLC	5,244	1,764,501
Univar Solutions, Inc. (a)	61,609	2,041,107
		$9,926,839
Specialty Stores – 3.0%
Builders FirstSource, Inc. (a)	22,357	$1,429,283
Home Depot, Inc.	2,369	767,532
O'Reilly Automotive, Inc. (a)	2,296	1,984,984
Target Corp.	6,044	1,009,771
Wal-Mart Stores, Inc.	15,250	2,324,405
		$7,515,975
Telecommunications - Wireless – 1.2%
T-Mobile US, Inc. (a)	19,740	$2,989,820
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.9%
Altice USA, Inc., “A” (a)	114,550	$522,348
AT&T, Inc.	74,786	1,441,874
Lumen Technologies, Inc.	61,169	334,595
		$2,298,817
Tobacco – 0.3%
Altria Group, Inc.	14,346	$668,237
Trucking – 0.6%
United Parcel Service, Inc., “B”	7,773	$1,474,771
Utilities - Electric Power – 3.9%
American Electric Power Co., Inc.	29,765	$2,881,252
Exelon Corp.	83,046	3,435,613
PG&E Corp. (a)	106,594	1,673,526
Vistra Corp.	66,069	1,607,459
		$9,597,850
Total Common Stocks (Identified Cost, $194,451,510)		$246,277,338
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $2,841,731)	2,841,727	$2,841,727

Other Assets, Less Liabilities – 0.2%		553,708
Net Assets – 100.0%		$249,672,773

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,841,727 and $246,277,338, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 11/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $194,451,510)	$246,277,338
Investments in affiliated issuers, at value (identified cost, $2,841,731)	2,841,727
Receivables for
Fund shares sold	48,920
Dividends	703,706
Receivable from investment adviser	16,279
Other assets	39,885
Total assets	$249,927,855
Liabilities
Payable to custodian	$1,253
Payables for
Fund shares reacquired	186,478
Payable to affiliates
Administrative services fee	254
Shareholder servicing costs	25,850
Distribution and service fees	424
Payable for independent Trustees' compensation	2
Accrued expenses and other liabilities	40,821
Total liabilities	$255,082
Net assets	$249,672,773
Net assets consist of
Paid-in capital	$179,139,130
Total distributable earnings (loss)	70,533,643
Net assets	$249,672,773
Shares of beneficial interest outstanding	16,196,702
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$23,580,050	1,523,314	$15.48
Class B	740,802	48,705	15.21
Class C	1,121,954	74,097	15.14
Class I	54,370,811	3,535,946	15.38
Class R1	94,211	6,174	15.26
Class R2	115,324	7,543	15.29
Class R3	321,401	20,970	15.33
Class R4	100,120	6,502	15.40
Class R6	169,228,100	10,973,451	15.42

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.42 [100 / 94.25 x $15.48]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 11/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$2,811,538
Dividends from affiliated issuers	28,120
Other	2,900
Foreign taxes withheld	(1,239)
Total investment income	$2,841,319
Expenses
Management fee	$456,406
Distribution and service fees	32,937
Shareholder servicing costs	36,297
Administrative services fee	23,172
Independent Trustees' compensation	2,834
Custodian fee	7,624
Shareholder communications	3,528
Audit and tax fees	30,073
Legal fees	525
Registration fees	61,848
Miscellaneous	15,546
Total expenses	$670,790
Reduction of expenses by investment adviser	(135,831)
Net expenses	$534,959
Net investment income (loss)	$2,306,360
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,695,700
Affiliated issuers	(218)
Net realized gain (loss)	$5,695,482
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(463,777)
Affiliated issuers	(4)
Net unrealized gain (loss)	$(463,781)
Net realized and unrealized gain (loss)	$5,231,701
Change in net assets from operations	$7,538,061
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22
Change in net assets
From operations
Net investment income (loss)	$2,306,360	$3,818,870
Net realized gain (loss)	5,695,482	31,722,729
Net unrealized gain (loss)	(463,781)	(27,171,160)
Change in net assets from operations	$7,538,061	$8,370,439
Total distributions to shareholders	$—	$(28,729,192)
Change in net assets from fund share transactions	$3,042,342	$(2,957,326)
Total change in net assets	$10,580,403	$(23,316,079)
Net assets
At beginning of period	239,092,370	262,408,449
At end of period	$249,672,773	$239,092,370
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$15.05	$16.28	$11.48	$12.07	$12.84	$11.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.19	$0.20	$0.24	$0.23	$0.22
Net realized and unrealized gain (loss)	0.30	0.29	4.82	(0.57)	(0.47)	1.22
Total from investment operations	$0.43	$0.48	$5.02	$(0.33)	$(0.24)	$1.44
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.22)	$(0.26)	$(0.22)	$(0.16)
From net realized gain	—	(1.70)	—	—	(0.31)	(0.29)
Total distributions declared to shareholders	$—	$(1.71)	$(0.22)	$(0.26)	$(0.53)	$(0.45)
Net asset value, end of period (x)	$15.48	$15.05	$16.28	$11.48	$12.07	$12.84
Total return (%) (r)(s)(t)(x)	2.86(n)	3.02	44.17	(3.04)	(1.62)	12.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86(a)	0.86	0.86	0.91	0.90	0.91
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.76(a)	1.17	1.48	1.96	1.83	1.72
Portfolio turnover	23(n)	49	57	45	43	61
Net assets at end of period (000 omitted)	$23,580	$17,572	$68,612	$52,735	$51,642	$53,388
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$14.85	$16.28	$11.46	$12.07	$12.81	$11.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.09	$0.10	$0.15	$0.14	$0.10
Net realized and unrealized gain (loss)	0.29	0.28	4.82	(0.59)	(0.45)	1.24
Total from investment operations	$0.36	$0.37	$4.92	$(0.44)	$(0.31)	$1.34
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.10)	$(0.17)	$(0.12)	$(0.03)
From net realized gain	—	(1.70)	—	—	(0.31)	(0.29)
Total distributions declared to shareholders	$—	$(1.80)	$(0.10)	$(0.17)	$(0.43)	$(0.32)
Net asset value, end of period (x)	$15.21	$14.85	$16.28	$11.46	$12.07	$12.81
Total return (%) (r)(s)(t)(x)	2.42(n)	2.32	43.10	(3.87)	(2.26)	11.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.61(a)	1.60	1.61	1.65	1.64	1.66
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	1.01(a)	0.56	0.73	1.20	1.08	0.80
Portfolio turnover	23(n)	49	57	45	43	61
Net assets at end of period (000 omitted)	$741	$439	$140	$132	$163	$164
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$14.78	$16.22	$11.45	$12.05	$12.76	$11.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.08	$0.10	$0.15	$0.14	$0.10
Net realized and unrealized gain (loss)	0.29	0.28	4.81	(0.58)	(0.46)	1.23
Total from investment operations	$0.36	$0.36	$4.91	$(0.43)	$(0.32)	$1.33
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.14)	$(0.17)	$(0.08)	$(0.02)
From net realized gain	—	(1.70)	—	—	(0.31)	(0.29)
Total distributions declared to shareholders	$—	$(1.80)	$(0.14)	$(0.17)	$(0.39)	$(0.31)
Net asset value, end of period (x)	$15.14	$14.78	$16.22	$11.45	$12.05	$12.76
Total return (%) (r)(s)(t)(x)	2.44(n)	2.29	43.08	(3.76)	(2.32)	11.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.61(a)	1.61	1.61	1.66	1.65	1.67
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	1.00(a)	0.53	0.72	1.20	1.07	0.77
Portfolio turnover	23(n)	49	57	45	43	61
Net assets at end of period (000 omitted)	$1,122	$974	$873	$456	$470	$539
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$14.93	$16.37	$11.54	$12.13	$12.91	$11.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.24	$0.28	$0.27	$0.23
Net realized and unrealized gain (loss)	0.31	0.27	4.84	(0.58)	(0.48)	1.24
Total from investment operations	$0.45	$0.52	$5.08	$(0.30)	$(0.21)	$1.47
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.25)	$(0.29)	$(0.26)	$(0.16)
From net realized gain	—	(1.70)	—	—	(0.31)	(0.29)
Total distributions declared to shareholders	$—	$(1.96)	$(0.25)	$(0.29)	$(0.57)	$(0.45)
Net asset value, end of period (x)	$15.38	$14.93	$16.37	$11.54	$12.13	$12.91
Total return (%) (r)(s)(t)(x)	3.01(n)	3.25	44.51	(2.84)	(1.37)	12.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.61(a)	0.61	0.61	0.65	0.65	0.67
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.99(a)	1.61	1.70	2.18	2.14	1.81
Portfolio turnover	23(n)	49	57	45	43	61
Net assets at end of period (000 omitted)	$54,371	$56,857	$1,517	$488	$923	$822
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$14.84	$16.22	$11.45	$12.05	$12.81	$11.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.20	$0.10	$0.15	$0.14	$0.10
Net realized and unrealized gain (loss)	0.30	0.28	4.80	(0.58)	(0.47)	1.24
Total from investment operations	$0.42	$0.48	$4.90	$(0.43)	$(0.33)	$1.34
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.13)	$(0.17)	$(0.12)	$(0.04)
From net realized gain	—	(1.70)	—	—	(0.31)	(0.29)
Total distributions declared to shareholders	$—	$(1.86)	$(0.13)	$(0.17)	$(0.43)	$(0.33)
Net asset value, end of period (x)	$15.26	$14.84	$16.22	$11.45	$12.05	$12.81
Total return (%) (r)(s)(t)(x)	2.83(n)	3.04	43.07	(3.79)	(2.35)	11.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86(a)	0.86	1.61	1.65	1.64	1.66
Expenses after expense reductions	0.74(a)	0.74	1.49	1.49	1.49	1.49
Net investment income (loss)	1.75(a)	1.27	0.72	1.21	1.09	0.78
Portfolio turnover	23(n)	49	57	45	43	61
Net assets at end of period (000 omitted)	$94	$92	$89	$62	$65	$66
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$14.89	$16.31	$11.50	$12.10	$12.87	$11.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.16	$0.17	$0.21	$0.20	$0.16
Net realized and unrealized gain (loss)	0.29	0.29	4.83	(0.57)	(0.47)	1.25
Total from investment operations	$0.40	$0.45	$5.00	$(0.36)	$(0.27)	$1.41
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.19)	$(0.24)	$(0.19)	$(0.10)
From net realized gain	—	(1.70)	—	—	(0.31)	(0.29)
Total distributions declared to shareholders	$—	$(1.87)	$(0.19)	$(0.24)	$(0.50)	$(0.39)
Net asset value, end of period (x)	$15.29	$14.89	$16.31	$11.50	$12.10	$12.87
Total return (%) (r)(s)(t)(x)	2.69(n)	2.81	43.83	(3.31)	(1.85)	11.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.11(a)	1.11	1.11	1.16	1.14	1.16
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.49(a)	1.03	1.23	1.71	1.59	1.29
Portfolio turnover	23(n)	49	57	45	43	61
Net assets at end of period (000 omitted)	$115	$111	$104	$77	$78	$69
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$14.90	$16.36	$11.53	$12.13	$12.90	$11.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.20	$0.25	$0.23	$0.21
Net realized and unrealized gain (loss)	0.31	0.27	4.85	(0.58)	(0.47)	1.24
Total from investment operations	$0.43	$0.48	$5.05	$(0.33)	$(0.24)	$1.45
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.22)	$(0.27)	$(0.22)	$(0.13)
From net realized gain	—	(1.70)	—	—	(0.31)	(0.29)
Total distributions declared to shareholders	$—	$(1.94)	$(0.22)	$(0.27)	$(0.53)	$(0.42)
Net asset value, end of period (x)	$15.33	$14.90	$16.36	$11.53	$12.13	$12.90
Total return (%) (r)(s)(t)(x)	2.89(n)	3.02	44.17	(3.09)	(1.64)	12.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86(a)	0.86	0.86	0.90	0.90	0.91
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.74(a)	1.33	1.48	1.93	1.77	1.64
Portfolio turnover	23(n)	49	57	45	43	61
Net assets at end of period (000 omitted)	$321	$312	$103	$71	$122	$187
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$14.96	$16.37	$11.54	$12.14	$12.91	$11.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.24	$0.23	$0.28	$0.27	$0.23
Net realized and unrealized gain (loss)	0.30	0.30	4.85	(0.58)	(0.48)	1.25
Total from investment operations	$0.44	$0.54	$5.08	$(0.30)	$(0.21)	$1.48
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.25)	$(0.30)	$(0.25)	$(0.16)
From net realized gain	—	(1.70)	—	—	(0.31)	(0.29)
Total distributions declared to shareholders	$—	$(1.95)	$(0.25)	$(0.30)	$(0.56)	$(0.45)
Net asset value, end of period (x)	$15.40	$14.96	$16.37	$11.54	$12.14	$12.91
Total return (%) (r)(s)(t)(x)	2.94(n)	3.38	44.52	(2.86)	(1.33)	12.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.61(a)	0.61	0.61	0.66	0.64	0.66
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	2.00(a)	1.53	1.73	2.21	2.09	1.78
Portfolio turnover	23(n)	49	57	45	43	61
Net assets at end of period (000 omitted)	$100	$97	$94	$65	$67	$68
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$14.97	$16.39	$11.56	$12.15	$12.92	$11.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.25	$0.25	$0.29	$0.28	$0.24
Net realized and unrealized gain (loss)	0.30	0.29	4.85	(0.57)	(0.47)	1.25
Total from investment operations	$0.45	$0.54	$5.10	$(0.28)	$(0.19)	$1.49
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.27)	$(0.31)	$(0.27)	$(0.17)
From net realized gain	—	(1.70)	—	—	(0.31)	(0.29)
Total distributions declared to shareholders	$—	$(1.96)	$(0.27)	$(0.31)	$(0.58)	$(0.46)
Net asset value, end of period (x)	$15.42	$14.97	$16.39	$11.56	$12.15	$12.92
Total return (%) (r)(s)(t)(x)	3.01(n)	3.41	44.57	(2.69)	(1.23)	12.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.53(a)	0.52	0.52	0.56	0.55	0.57
Expenses after expense reductions	0.41(a)	0.40	0.40	0.39	0.39	0.39
Net investment income (loss)	2.07(a)	1.61	1.83	2.32	2.18	1.87
Portfolio turnover	23(n)	49	57	45	43	61
Net assets at end of period (000 omitted)	$169,228	$162,638	$190,875	$140,463	$121,952	$120,575

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Value Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the
24

Notes to Financial Statements (unaudited) - continued
Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
25

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$246,277,338	$—	$—	$246,277,338
Mutual Funds	2,841,727	—	—	2,841,727
Total	$249,119,065	$—	$—	$249,119,065
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
26

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/22
Ordinary income (including any short-term capital gains)	$10,329,068
Long-term capital gains	18,400,124
Total distributions	$28,729,192
27

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/22
Cost of investments	$198,923,292
Gross appreciation	56,146,147
Gross depreciation	(5,950,374)
Net unrealized appreciation (depreciation)	$50,195,773
As of 5/31/22
Undistributed ordinary income	182,343
Undistributed long-term capital gain	12,046,393
Net unrealized appreciation (depreciation)	50,766,846
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/22	Year ended 5/31/22
Class A	$—	$1,156,935
Class B	—	16,608
Class C	—	95,418
Class I	—	7,070,348
Class R1	—	10,209
Class R2	—	11,959
Class R3	—	45,837
Class R4	—	11,200
Class R6	—	20,310,678
Total	$—	$28,729,192
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
28

Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2023. For the six months ended November 30, 2022, this management fee reduction amounted to $15,843, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2023. For the six months ended November 30, 2022, this reduction amounted to $119,988, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,075 for the six months ended November 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
29

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 24,200
Class B	0.75%	0.25%	1.00%	1.00%	2,999
Class C	0.75%	0.25%	1.00%	1.00%	4,995
Class R1	0.75%	0.25%	1.00%	0.25%	109
Class R2	0.25%	0.25%	0.50%	0.50%	266
Class R3	—	0.25%	0.25%	0.25%	368
Total Distribution and Service Fees					$32,937
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended November 30, 2022. For the six months ended November 30, 2022, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2022, were as follows:
Amount
Class A	$605
Class B	—
Class C	1
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2022, the fee was $3,304, which equated to 0.0029% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $32,993.
30

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.0203% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At November 30, 2022, MFS held approximately 84% of the outstanding shares of Class R2 and 100% of the outstanding shares of Class R1 and Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2022, this reimbursement amounted to $2,864, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $57,812,543 and $52,831,514, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	489,440	$6,909,668	808,927	$12,548,262
Class B	20,214	283,345	20,726	309,690
Class C	14,242	196,203	23,721	360,431
Class I	424,475	5,818,786	4,029,472	66,121,385
Class R2	65	910	367	5,664
Class R3	1,055	14,996	18,330	313,928
Class R6	848,115	12,241,515	779,380	12,264,658
	1,797,606	$25,465,423	5,680,923	$91,924,018
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	75,079	$1,123,177
Class B	—	—	1,121	16,608
Class C	—	—	6,472	95,418
Class I	—	—	476,760	7,070,348
Class R1	—	—	693	10,209
Class R2	—	—	809	11,959
Class R3	—	—	3,094	45,837
Class R4	—	—	754	11,193
Class R6	—	—	1,366,802	20,310,678
	—	$—	1,931,584	$28,695,427
Shares reacquired
Class A	(133,526)	$(1,879,105)	(3,932,274)	$(64,548,934)
Class B	(1,053)	(15,243)	(905)	(13,815)
Class C	(6,064)	(84,015)	(18,089)	(280,448)
Class I	(695,642)	(9,873,820)	(791,836)	(12,255,820)
Class R2	—	—	(106)	(1,738)
Class R3	(1,002)	(14,401)	(6,831)	(102,978)
Class R6	(737,305)	(10,556,497)	(2,928,911)	(46,373,038)
	(1,574,592)	$(22,423,081)	(7,678,952)	$(123,576,771)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	355,914	$5,030,563	(3,048,268)	$(50,877,495)
Class B	19,161	268,102	20,942	312,483
Class C	8,178	112,188	12,104	175,401
Class I	(271,167)	(4,055,034)	3,714,396	60,935,913
Class R1	—	—	693	10,209
Class R2	65	910	1,070	15,885
Class R3	53	595	14,593	256,787
Class R4	—	—	754	11,193
Class R6	110,810	1,685,018	(782,729)	(13,797,702)
	223,014	$3,042,342	(66,445)	$(2,957,326)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2060 Fund,were the owners of record of approximately 13%, 11%, 9%, 9%, 9%, 5%, 5%, 4%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2022, the fund’s commitment fee and interest expense were $520 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
33

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,413,907	$22,064,380	$21,636,338	$(218)	$(4)	$2,841,727

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$28,120	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
34

Board Review of Investment Advisory Agreement
MFS Blended Research Value Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
35

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
36

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services
37

Board Review of Investment Advisory Agreement - continued
MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
38

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
39

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2022
MFS®  Blended Research®
Mid Cap Equity Fund
BMS-SEM

MFS® Blended Research®
Mid Cap Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility has ebbed and flowed, driven largely by the market’s focus on the potential for shifts in the trajectory of central bank policy.
There are, however, encouraging signs for the markets. China recently significantly relaxed its zero-COVID policy, and while cases there have increased dramatically, the hope is that an earlier economic reopening may be achieved once the current wave of infections subsides. Meanwhile, unemployment is low and global supply chain bottlenecks are easing. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
January 13, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Ameriprise Financial, Inc.	1.9%
Gartner, Inc.	1.8%
Cadence Design Systems, Inc.	1.8%
Everest Re Group Ltd.	1.8%
Corteva, Inc.	1.7%
Valero Energy Corp.	1.7%
PG&E Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Cheniere Energy, Inc.	1.6%
Reinsurance Group of America, Inc.	1.6%
GICS equity sectors (g)
Information Technology	16.9%
Industrials	14.9%
Financials	14.9%
Consumer Discretionary	13.3%
Health Care	9.8%
Real Estate	7.5%
Energy	5.9%
Materials	5.1%
Utilities	4.6%
Communication Services	3.5%
Consumer Staples	2.4%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2022 through November 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2022 through November 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/22	Ending Account Value 11/30/22	Expenses Paid During Period (p) 6/01/22-11/30/22
A	Actual	0.84%	$1,000.00	$1,004.04	$4.22
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$1,000.82	$7.98
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
C	Actual	1.59%	$1,000.00	$1,000.82	$7.98
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
I	Actual	0.59%	$1,000.00	$1,005.69	$2.97
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R1	Actual	1.59%	$1,000.00	$1,000.82	$7.98
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
R2	Actual	1.09%	$1,000.00	$1,003.26	$5.47
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
R3	Actual	0.84%	$1,000.00	$1,004.07	$4.22
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
R4	Actual	0.59%	$1,000.00	$1,005.68	$2.97
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R6	Actual	0.50%	$1,000.00	$1,006.48	$2.51
	Hypothetical (h)	0.50%	$1,000.00	$1,022.56	$2.54
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 3.1%
CACI International, Inc., “A” (a)	12,412	$3,876,268
Huntington Ingalls Industries, Inc.	23,087	5,355,260
Textron, Inc.	84,961	6,064,516
		$15,296,044
Airlines – 1.2%
Southwest Airlines Co. (a)	59,491	$2,374,286
United Airlines Holdings, Inc. (a)	77,841	3,438,237
		$5,812,523
Automotive – 1.3%
Lear Corp.	12,575	$1,813,818
LKQ Corp.	35,672	1,938,060
Visteon Corp. (a)	17,388	2,552,558
		$6,304,436
Biotechnology – 2.3%
AbCellera Biologics, Inc. (a)	45,290	$582,882
Beam Therapeutics, Inc. (a)	20,577	950,452
Biogen, Inc. (a)	24,175	7,377,485
Exelixis, Inc. (a)	152,303	2,601,335
		$11,512,154
Broadcasting – 0.4%
Fox Corp.	57,694	$1,760,821
Brokerage & Asset Managers – 1.5%
Raymond James Financial, Inc.	65,047	$7,603,994
Business Services – 4.6%
Amdocs Ltd.	34,559	$3,070,913
CoStar Group, Inc. (a)	27,491	2,227,871
Dropbox, Inc. (a)	305,983	7,208,959
GoDaddy, Inc. (a)	87,304	6,908,365
WEX, Inc. (a)	20,613	3,486,483
		$22,902,591
Chemicals – 0.7%
Avient Corp.	76,455	$2,646,108
CF Industries Holdings, Inc.	5,655	611,814
		$3,257,922
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 3.2%
Atlassian Corp. (a)	9,820	$1,291,821
Cadence Design Systems, Inc. (a)	52,378	9,011,111
CrowdStrike Holdings, Inc. (a)	42,578	5,009,302
Paylocity Holding Corp. (a)	2,309	502,969
		$15,815,203
Computer Software - Systems – 2.4%
Box, Inc., “A” (a)	80,127	$2,199,486
Dell Technologies, Inc.	94,257	4,221,771
Verint Systems, Inc. (a)	30,348	1,193,587
Western Digital Corp. (a)	18,677	686,380
Zebra Technologies Corp., “A” (a)	12,452	3,365,526
		$11,666,750
Construction – 2.5%
Beacon Roofing Supply, Inc. (a)	63,172	$3,688,613
Eagle Materials, Inc.	23,756	3,238,893
Masco Corp.	3,943	200,226
Toll Brothers, Inc.	86,989	4,167,643
Vulcan Materials Co.	5,400	989,982
		$12,285,357
Consumer Services – 1.6%
Expedia Group, Inc. (a)	71,819	$7,673,142
TripAdvisor, Inc. (a)	16,817	342,899
		$8,016,041
Electrical Equipment – 0.9%
AMETEK, Inc.	20,126	$2,866,345
nVent Electric PLC	41,921	1,677,259
		$4,543,604
Electronics – 4.4%
Advanced Energy Industries, Inc.	2,738	$253,648
Amkor Technology, Inc.	126,420	3,542,289
Cirrus Logic, Inc. (a)	38,182	2,852,577
Corning, Inc.	186,103	6,351,696
Lam Research Corp.	7,745	3,658,583
Monolithic Power Systems, Inc.	3,144	1,200,882
Silicon Laboratories, Inc. (a)	27,227	3,959,895
		$21,819,570
Energy - Independent – 1.7%
Valero Energy Corp.	61,576	$8,227,785
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Renewables – 0.5%
Enphase Energy, Inc. (a)	7,589	$2,432,958
Engineering - Construction – 0.2%
Comfort Systems USA, Inc.	6,855	$868,940
Entertainment – 0.7%
Live Nation Entertainment, Inc. (a)	48,044	$3,495,681
Food & Beverages – 1.6%
Archer Daniels Midland Co.	72,630	$7,081,425
Tyson Foods, Inc., “A”	11,889	788,003
		$7,869,428
Food & Drug Stores – 0.8%
Albertsons Cos., Inc., “A”	182,160	$3,816,252
Gaming & Lodging – 2.3%
International Game Technology PLC	220,004	$5,398,898
Marriott International, Inc., “A”	35,337	5,842,973
		$11,241,871
General Merchandise – 0.7%
Dillards, Inc., “A”	9,938	$3,574,699
Insurance – 8.8%
Ameriprise Financial, Inc.	28,153	$9,345,388
Equitable Holdings, Inc.	135,678	4,306,420
Everest Re Group Ltd.	26,350	8,904,719
Hartford Financial Services Group, Inc.	105,158	8,030,916
Lincoln National Corp.	26,196	1,020,072
Reinsurance Group of America, Inc.	55,167	7,966,115
Voya Financial, Inc.	60,569	3,996,343
		$43,569,973
Internet – 1.8%
Gartner, Inc. (a)	25,735	$9,016,772
Leisure & Toys – 4.0%
Brunswick Corp.	79,966	$5,933,477
Electronic Arts, Inc.	46,758	6,115,011
Polaris, Inc.	42,450	4,841,847
Roblox Corp., “A” (a)	98,938	3,143,261
		$20,033,596
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 4.8%
AGCO Corp.	18,054	$2,396,127
Cummins, Inc.	4,239	1,064,667
Ingersoll Rand, Inc.	32,859	1,773,400
Kennametal, Inc.	40,335	1,065,651
PACCAR, Inc.	74,125	7,850,579
Timken Co.	46,990	3,570,300
Wabtec Corp.	39,100	3,952,619
Zurn Elkay Water Solutions Corp.	85,736	2,075,669
		$23,749,012
Major Banks – 0.2%
Regions Financial Corp.	35,786	$830,593
Medical & Health Technology & Services – 3.8%
McKesson Corp.	20,431	$7,798,104
Medpace Holdings, Inc. (a)	33,114	6,950,297
Syneos Health, Inc. (a)	115,899	4,088,917
		$18,837,318
Medical Equipment – 2.6%
Align Technology, Inc. (a)	11,356	$2,233,271
Hologic, Inc. (a)	101,240	7,710,438
Maravai Lifesciences Holdings, Inc., “A” (a)	123,573	1,838,766
Quidel Corp. (a)	12,467	1,092,234
		$12,874,709
Metals & Mining – 0.8%
Reliance Steel & Aluminum Co.	12,608	$2,663,944
United States Steel Corp.	58,448	1,536,598
		$4,200,542
Natural Gas - Distribution – 1.3%
NiSource, Inc.	10,797	$301,668
UGI Corp.	157,076	6,070,988
		$6,372,656
Natural Gas - Pipeline – 3.0%
Cheniere Energy, Inc.	45,709	$8,015,530
Targa Resources Corp.	95,115	7,075,605
		$15,091,135
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.4%
Fortinet, Inc. (a)	4,082	$216,999
Motorola Solutions, Inc.	6,799	1,850,688
		$2,067,687
Oil Services – 1.2%
NOV, Inc.	258,539	$5,806,786
Other Banks & Diversified Financials – 4.4%
East West Bancorp, Inc.	89,834	$6,307,245
SLM Corp.	400,268	6,988,679
Umpqua Holdings Corp.	114,448	2,319,861
Zions Bancorp NA	118,923	6,162,590
		$21,778,375
Pharmaceuticals – 1.0%
Organon & Co.	199,198	$5,183,132
Pollution Control – 0.7%
Republic Services, Inc.	25,965	$3,616,665
Real Estate – 7.6%
Apple Hospitality, Inc., REIT	72,394	$1,235,042
EPR Properties, REIT	83,616	3,479,262
Extra Space Storage, Inc., REIT	37,273	5,989,398
Host Hotels & Resorts, Inc., REIT	176,483	3,342,588
Life Storage, Inc., REIT	52,061	5,596,037
National Retail Properties, Inc., REIT	100,372	4,653,246
National Storage Affiliates Trust, REIT	84,635	3,369,319
Phillips Edison & Co., REIT	105,246	3,392,078
Spirit Realty Capital, Inc., REIT	17,128	709,442
STORE Capital Corp., REIT	47,791	1,524,533
VICI Properties, Inc., REIT	121,040	4,139,568
		$37,430,513
Restaurants – 1.2%
Texas Roadhouse, Inc.	58,937	$5,853,623
Specialty Chemicals – 3.6%
Ashland, Inc.	4,714	$527,355
Chemours Co.	148,318	4,605,274
Corteva, Inc.	123,259	8,278,074
Univar Solutions, Inc. (a)	140,284	4,647,609
		$18,058,312
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 4.8%
AutoZone, Inc. (a)	2,185	$5,635,115
Builders FirstSource, Inc. (a)	114,349	7,310,331
Lululemon Athletica, Inc. (a)	12,193	4,637,120
O'Reilly Automotive, Inc. (a)	3,024	2,614,369
Ulta Beauty, Inc. (a)	7,721	3,589,030
		$23,785,965
Telephone Services – 0.5%
Altice USA, Inc., “A” (a)	263,432	$1,201,250
Lumen Technologies, Inc.	209,779	1,147,491
		$2,348,741
Trucking – 0.4%
Saia, Inc. (a)	7,923	$1,929,964
Utilities - Electric Power – 3.3%
Constellation Energy	18,173	$1,746,789
DTE Energy Co.	3,966	460,096
PG&E Corp. (a)	516,619	8,110,918
Vistra Corp.	258,573	6,291,081
		$16,608,884
Total Common Stocks (Identified Cost, $434,858,043)		$489,169,577
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $4,126,145)	4,126,121	$4,126,121

Other Assets, Less Liabilities – 0.4%		2,041,247
Net Assets – 100.0%		$495,336,945

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,126,121 and $489,169,577, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 11/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $434,858,043)	$489,169,577
Investments in affiliated issuers, at value (identified cost, $4,126,145)	4,126,121
Receivables for
Fund shares sold	350,752
Interest and dividends	1,860,412
Receivable from investment adviser	16,451
Other assets	43,520
Total assets	$495,566,833
Liabilities
Payables for
Fund shares reacquired	$141,148
Payable to affiliates
Administrative services fee	448
Shareholder servicing costs	48,604
Distribution and service fees	625
Accrued expenses and other liabilities	39,063
Total liabilities	$229,888
Net assets	$495,336,945
Net assets consist of
Paid-in capital	$424,843,651
Total distributable earnings (loss)	70,493,294
Net assets	$495,336,945
Shares of beneficial interest outstanding	39,929,805
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$27,360,052	2,200,547	$12.43
Class B	211,524	17,363	12.18
Class C	3,688,186	303,020	12.17
Class I	121,461,313	9,810,753	12.38
Class R1	137,738	11,302	12.19
Class R2	394,054	32,033	12.30
Class R3	2,399,817	194,281	12.35
Class R4	891,980	71,931	12.40
Class R6	338,792,281	27,288,575	12.42

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.19 [100 / 94.25 x $12.43]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 11/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$4,675,676
Dividends from affiliated issuers	44,491
Other	21,274
Income on securities loaned	1,394
Total investment income	$4,742,835
Expenses
Management fee	$1,115,233
Distribution and service fees	49,848
Shareholder servicing costs	74,630
Administrative services fee	40,753
Independent Trustees' compensation	4,351
Custodian fee	16,118
Shareholder communications	4,170
Audit and tax fees	29,604
Legal fees	927
Miscellaneous	78,811
Total expenses	$1,414,445
Fees paid indirectly	(19)
Reduction of expenses by investment adviser	(194,307)
Net expenses	$1,220,119
Net investment income (loss)	$3,522,716
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,902,480)
Affiliated issuers	204
Net realized gain (loss)	$(3,902,276)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$5,692,543
Affiliated issuers	(24)
Translation of assets and liabilities in foreign currencies	(7)
Net unrealized gain (loss)	$5,692,512
Net realized and unrealized gain (loss)	$1,790,236
Change in net assets from operations	$5,312,952
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22
Change in net assets
From operations
Net investment income (loss)	$3,522,716	$4,066,017
Net realized gain (loss)	(3,902,276)	58,379,846
Net unrealized gain (loss)	5,692,512	(61,160,411)
Change in net assets from operations	$5,312,952	$1,285,452
Total distributions to shareholders	$—	$(78,786,915)
Change in net assets from fund share transactions	$30,358,095	$86,053,579
Total change in net assets	$35,671,047	$8,552,116
Net assets
At beginning of period	459,665,898	451,113,782
At end of period	$495,336,945	$459,665,898
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$12.38	$15.36	$10.70	$11.14	$12.07	$11.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.07	$0.08	$0.10	$0.11	$0.09
Net realized and unrealized gain (loss)	(0.03)	(0.05)(g)	4.68	0.02	(0.27)	1.36
Total from investment operations	$0.05	$0.02	$4.76	$0.12	$(0.16)	$1.45
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.10)	$(0.10)	$(0.09)	$(0.10)
From net realized gain	—	(3.00)	(0.00)(w)	(0.46)	(0.68)	(0.31)
Total distributions declared to shareholders	$—	$(3.00)	$(0.10)	$(0.56)	$(0.77)	$(0.41)
Net asset value, end of period (x)	$12.43	$12.38	$15.36	$10.70	$11.14	$12.07
Total return (%) (r)(s)(t)(x)	0.40(n)	(1.00)	44.61	0.51	(0.52)	13.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	0.94	0.92	0.96	0.97	0.94
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	1.34(a)	0.45	0.58	0.89	0.96	0.71
Portfolio turnover	32(n)	89	103	81	80	84
Net assets at end of period (000 omitted)	$27,360	$19,061	$133,584	$74,843	$74,051	$77,738
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$12.17	$15.26	$10.64	$11.08	$12.03	$10.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$(0.01)	$(0.02)	$0.02	$0.02	$(0.00)(w)
Net realized and unrealized gain (loss)	(0.02)	(0.08)	4.65	0.01	(0.26)	1.35
Total from investment operations	$0.01	$(0.09)	$4.63	$0.03	$(0.24)	$1.35
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.01)	$(0.01)	$(0.03)	$—
From net realized gain	—	(3.00)	(0.00)(w)	(0.46)	(0.68)	(0.31)
Total distributions declared to shareholders	$—	$(3.00)	$(0.01)	$(0.47)	$(0.71)	$(0.31)
Net asset value, end of period (x)	$12.18	$12.17	$15.26	$10.64	$11.08	$12.03
Total return (%) (r)(s)(t)(x)	0.08(n)	(1.78)	43.56	(0.23)	(1.27)	12.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68(a)	1.70	1.67	1.71	1.72	1.67
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	0.50(a)	(0.05)	(0.16)	0.15	0.21	(0.04)
Portfolio turnover	32(n)	89	103	81	80	84
Net assets at end of period (000 omitted)	$212	$236	$126	$92	$99	$66
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$12.16	$15.25	$10.64	$11.10	$12.03	$10.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.01	$(0.02)	$0.02	$0.02	$(0.00)(w)
Net realized and unrealized gain (loss)	(0.02)	(0.09)	4.64	0.01	(0.25)	1.35
Total from investment operations	$0.01	$(0.08)	$4.62	$0.03	$(0.23)	$1.35
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.01)	$(0.03)	$(0.02)	$(0.00)(w)
From net realized gain	—	(3.00)	(0.00)(w)	(0.46)	(0.68)	(0.31)
Total distributions declared to shareholders	$—	$(3.01)	$(0.01)	$(0.49)	$(0.70)	$(0.31)
Net asset value, end of period (x)	$12.17	$12.16	$15.25	$10.64	$11.10	$12.03
Total return (%) (r)(s)(t)(x)	0.08(n)	(1.74)	43.49	(0.28)	(1.27)	12.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68(a)	1.70	1.66	1.71	1.72	1.67
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	0.57(a)	0.11	(0.16)	0.16	0.21	(0.04)
Portfolio turnover	32(n)	89	103	81	80	84
Net assets at end of period (000 omitted)	$3,688	$3,161	$350	$138	$109	$98
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$12.31	$15.38	$10.71	$11.16	$12.11	$11.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.15	$0.11	$0.13	$0.14	$0.11
Net realized and unrealized gain (loss)	(0.02)	(0.08)	4.68	0.02	(0.28)	1.37
Total from investment operations	$0.07	$0.07	$4.79	$0.15	$(0.14)	$1.48
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.12)	$(0.14)	$(0.13)	$(0.10)
From net realized gain	—	(3.00)	(0.00)(w)	(0.46)	(0.68)	(0.31)
Total distributions declared to shareholders	$—	$(3.14)	$(0.12)	$(0.60)	$(0.81)	$(0.41)
Net asset value, end of period (x)	$12.38	$12.31	$15.38	$10.71	$11.16	$12.11
Total return (%) (r)(s)(t)(x)	0.57(n)	(0.73)	44.98	0.71	(0.30)	13.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68(a)	0.71	0.67	0.71	0.71	0.67
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	1.57(a)	1.07	0.84	1.18	1.26	0.95
Portfolio turnover	32(n)	89	103	81	80	84
Net assets at end of period (000 omitted)	$121,461	$108,560	$5,410	$4,368	$2,336	$69
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$12.18	$15.26	$10.65	$11.09	$12.03	$10.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$(0.01)	$(0.02)	$0.02	$0.02	$(0.01)
Net realized and unrealized gain (loss)	(0.02)	(0.07)	4.64	0.02	(0.26)	1.36
Total from investment operations	$0.01	$(0.08)	$4.62	$0.04	$(0.24)	$1.35
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$(0.02)	$(0.02)	$—
From net realized gain	—	(3.00)	(0.00)(w)	(0.46)	(0.68)	(0.31)
Total distributions declared to shareholders	$—	$(3.00)	$(0.01)	$(0.48)	$(0.70)	$(0.31)
Net asset value, end of period (x)	$12.19	$12.18	$15.26	$10.65	$11.09	$12.03
Total return (%) (r)(s)(t)(x)	0.08(n)	(1.72)	43.45	(0.16)	(1.31)	12.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68(a)	1.70	1.67	1.71	1.72	1.67
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	0.52(a)	(0.08)	(0.16)	0.15	0.22	(0.05)
Portfolio turnover	32(n)	89	103	81	80	84
Net assets at end of period (000 omitted)	$138	$136	$142	$98	$97	$62
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$12.26	$15.33	$10.70	$11.15	$12.07	$11.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.06	$0.04	$0.07	$0.08	$0.05
Net realized and unrealized gain (loss)	(0.02)	(0.07)	4.68	0.02	(0.25)	1.35
Total from investment operations	$0.04	$(0.01)	$4.72	$0.09	$(0.17)	$1.40
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.09)	$(0.08)	$(0.07)	$(0.04)
From net realized gain	—	(3.00)	(0.00)(w)	(0.46)	(0.68)	(0.31)
Total distributions declared to shareholders	$—	$(3.06)	$(0.09)	$(0.54)	$(0.75)	$(0.35)
Net asset value, end of period (x)	$12.30	$12.26	$15.33	$10.70	$11.15	$12.07
Total return (%) (r)(s)(t)(x)	0.33(n)	(1.27)	44.24	0.21	(0.71)	12.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18(a)	1.20	1.17	1.21	1.22	1.17
Expenses after expense reductions (f)	1.09(a)	1.09	1.09	1.09	1.09	1.09
Net investment income (loss)	1.06(a)	0.42	0.30	0.65	0.70	0.45
Portfolio turnover	32(n)	89	103	81	80	84
Net assets at end of period (000 omitted)	$394	$292	$253	$62	$62	$62
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$12.30	$15.36	$10.71	$11.16	$12.09	$11.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.10	$0.08	$0.07	$0.11	$0.08
Net realized and unrealized gain (loss)	(0.02)	(0.07)	4.68	0.05	(0.26)	1.36
Total from investment operations	$0.05	$0.03	$4.76	$0.12	$(0.15)	$1.44
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.11)	$(0.11)	$(0.10)	$(0.07)
From net realized gain	—	(3.00)	(0.00)(w)	(0.46)	(0.68)	(0.31)
Total distributions declared to shareholders	$—	$(3.09)	$(0.11)	$(0.57)	$(0.78)	$(0.38)
Net asset value, end of period (x)	$12.35	$12.30	$15.36	$10.71	$11.16	$12.09
Total return (%) (r)(s)(t)(x)	0.41(n)	(0.94)	44.60	0.51	(0.50)	13.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	0.95	0.92	1.00	0.97	0.92
Expenses after expense reductions (f)	0.84(a)	0.82	0.82	0.84	0.84	0.84
Net investment income (loss)	1.27(a)	0.74	0.62	0.72	0.95	0.71
Portfolio turnover	32(n)	89	103	81	80	84
Net assets at end of period (000 omitted)	$2,400	$1,947	$1,422	$1,015	$62	$63
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$12.33	$15.39	$10.72	$11.17	$12.11	$11.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.13	$0.11	$0.13	$0.14	$0.11
Net realized and unrealized gain (loss)	(0.02)	(0.06)	4.69	0.02	(0.27)	1.37
Total from investment operations	$0.07	$0.07	$4.80	$0.15	$(0.13)	$1.48
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.13)	$(0.14)	$(0.13)	$(0.10)
From net realized gain	—	(3.00)	(0.00)(w)	(0.46)	(0.68)	(0.31)
Total distributions declared to shareholders	$—	$(3.13)	$(0.13)	$(0.60)	$(0.81)	$(0.41)
Net asset value, end of period (x)	$12.40	$12.33	$15.39	$10.72	$11.17	$12.11
Total return (%) (r)(s)(t)(x)	0.57(n)	(0.71)	44.95	0.73	(0.30)	13.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68(a)	0.70	0.67	0.71	0.72	0.67
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	1.51(a)	0.92	0.84	1.18	1.21	0.96
Portfolio turnover	32(n)	89	103	81	80	84
Net assets at end of period (000 omitted)	$892	$934	$953	$685	$63	$63
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21	5/31/20	5/31/19	5/31/18
Net asset value, beginning of period	$12.34	$15.40	$10.73	$11.17	$12.11	$11.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.15	$0.12	$0.14	$0.15	$0.12
Net realized and unrealized gain (loss)	(0.01)	(0.07)	4.69	0.02	(0.27)	1.36
Total from investment operations	$0.08	$0.08	$4.81	$0.16	$(0.12)	$1.48
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.14)	$(0.14)	$(0.14)	$(0.10)
From net realized gain	—	(3.00)	(0.00)(w)	(0.46)	(0.68)	(0.31)
Total distributions declared to shareholders	$—	$(3.14)	$(0.14)	$(0.60)	$(0.82)	$(0.41)
Net asset value, end of period (x)	$12.42	$12.34	$15.40	$10.73	$11.17	$12.11
Total return (%) (r)(s)(t)(x)	0.65(n)	(0.60)	45.02	0.87	(0.17)	13.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58(a)	0.59	0.58	0.61	0.61	0.62
Expenses after expense reductions (f)	0.50(a)	0.48	0.51	0.49	0.48	0.52
Net investment income (loss)	1.61(a)	1.04	0.94	1.25	1.32	1.03
Portfolio turnover	32(n)	89	103	81	80	84
Net assets at end of period (000 omitted)	$338,792	$325,339	$308,874	$233,687	$199,437	$196,721

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Mid Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the
24

Notes to Financial Statements (unaudited) - continued
Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
25

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$489,169,577	$—	$—	$489,169,577
Mutual Funds	4,126,121	—	—	4,126,121
Total	$493,295,698	$—	$—	$493,295,698
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only
26

Notes to Financial Statements (unaudited) - continued
to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
27

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/22
Ordinary income (including any short-term capital gains)	$27,978,081
Long-term capital gains	50,808,834
Total distributions	$78,786,915
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/22
Cost of investments	$440,556,997
Gross appreciation	80,127,024
Gross depreciation	(27,388,323)
Net unrealized appreciation (depreciation)	$52,738,701
As of 5/31/22
Undistributed ordinary income	1,374,917
Undistributed long-term capital gain	17,891,176
Post-October capital loss deferral	(1,131,940)
Other temporary differences	7
Net unrealized appreciation (depreciation)	47,046,182
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
28

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/22	Year ended 5/31/22
Class A	$—	$3,214,828
Class B	—	32,697
Class C	—	81,663
Class I	—	17,109,421
Class R1	—	27,402
Class R2	—	52,067
Class R3	—	282,530
Class R4	—	194,232
Class R6	—	57,792,075
Total	$—	$78,786,915
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2023. For the six months ended November 30, 2022, this management fee reduction amounted to $30,953, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
For the period from June 1, 2022 through July 31, 2022, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.55%
29

Notes to Financial Statements (unaudited) - continued
This written agreement terminated on July 31, 2022. For the period from June 1, 2022 through July 31, 2022, this reduction amounted to $54,386, which is included in the reduction of total expenses in the Statement of Operations.
Effective August 1, 2022, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.52%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2023. For the period from August 1, 2022 through November 30, 2022, this reduction amounted to $108,968, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,777 for the six months ended November 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 27,482
Class B	0.75%	0.25%	1.00%	1.00%	1,068
Class C	0.75%	0.25%	1.00%	1.00%	17,361
Class R1	0.75%	0.25%	1.00%	1.00%	652
Class R2	0.25%	0.25%	0.50%	0.50%	861
Class R3	—	0.25%	0.25%	0.25%	2,424
Total Distribution and Service Fees					$49,848
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2022 based on each class's average daily net assets. MFD has
30

Notes to Financial Statements (unaudited) - continued
voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended November 30, 2022.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2022, were as follows:
Amount
Class A	$—
Class B	—
Class C	154
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2022, the fee was $3,021, which equated to 0.0014% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $71,609.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.0183% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 7,055 shares of Class C and 7,293 shares of Class R3 for an aggregate amount of $153,287.
At November 30, 2022, MFS held approximately 62% of the outstanding shares of Class R1.
31

Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2022, this reimbursement amounted to $21,221, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $180,625,002 and $139,737,546, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	763,239	$9,000,430	1,577,326	$23,567,383
Class B	612	7,467	11,501	154,841
Class C	92,593	1,062,500	239,049	3,062,382
Class I	3,038,563	34,809,995	8,351,378	123,939,516
Class R1	162	1,852	136	1,787
Class R2	8,329	94,618	3,852	49,347
Class R3	70,535	834,796	74,920	957,641
Class R4	5,149	60,126	9,169	131,044
Class R6	2,471,561	28,994,794	6,125,597	76,232,995
	6,450,743	$74,866,578	16,392,928	$228,096,936
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	244,745	$3,213,505
Class B	—	—	2,525	32,697
Class C	—	—	6,311	81,663
Class I	—	—	1,312,072	17,109,421
Class R1	—	—	2,115	27,402
Class R2	—	—	3,999	52,067
Class R3	—	—	21,666	282,530
Class R4	—	—	14,872	194,232
Class R6	—	—	4,425,121	57,792,075
	—	$—	6,033,426	$78,785,592
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(102,901)	$(1,204,698)	(8,980,754)	$(141,584,500)
Class B	(2,655)	(30,438)	(2,848)	(36,663)
Class C	(49,504)	(584,809)	(8,359)	(119,910)
Class I	(2,048,414)	(23,621,032)	(1,194,563)	(16,605,615)
Class R1	—	—	(397)	(5,584)
Class R2	(117)	(1,440)	(542)	(6,864)
Class R3	(34,633)	(415,237)	(30,800)	(411,638)
Class R4	(9,015)	(105,507)	(10,157)	(142,015)
Class R6	(1,556,516)	(18,545,322)	(4,229,260)	(61,916,160)
	(3,803,755)	$(44,508,483)	(14,457,680)	$(220,828,949)
Net change
Class A	660,338	$7,795,732	(7,158,683)	$(114,803,612)
Class B	(2,043)	(22,971)	11,178	150,875
Class C	43,089	477,691	237,001	3,024,135
Class I	990,149	11,188,963	8,468,887	124,443,322
Class R1	162	1,852	1,854	23,605
Class R2	8,212	93,178	7,309	94,550
Class R3	35,902	419,559	65,786	828,533
Class R4	(3,866)	(45,381)	13,884	183,261
Class R6	915,045	10,449,472	6,321,458	72,108,910
	2,646,988	$30,358,095	7,968,674	$86,053,579
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 11%, 9%, 8%, 8%, 8%, 5%, 4%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to
33

Notes to Financial Statements (unaudited) - continued
the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2022, the fund’s commitment fee and interest expense were $925 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,037,629	$66,433,992	$67,345,680	$204	$(24)	$4,126,121

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$44,491	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
34

Notes to Financial Statements (unaudited) - continued
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
35

Board Review of Investment Advisory Agreement
MFS Blended Research Mid Cap Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
36

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate
37

Board Review of Investment Advisory Agreement - continued
and total expense ratio were each lower than the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce the expense limitation for Class R6 shares of the Fund effective August 1, 2022, which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
38

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
39

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
40

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2022
MFS®  International Large Cap Value Fund
MKV-SEM

MFS® International Large Cap Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility has ebbed and flowed, driven largely by the market’s focus on the potential for shifts in the trajectory of central bank policy.
There are, however, encouraging signs for the markets. China recently significantly relaxed its zero-COVID policy, and while cases there have increased dramatically, the hope is that an earlier economic reopening may be achieved once the current wave of infections subsides. Meanwhile, unemployment is low and global supply chain bottlenecks are easing. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
January 13, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Eni S.p.A.	3.0%
BNP Paribas	2.8%
UBS AG	2.8%
Willis Towers Watson PLC	2.6%
NatWest Group PLC	2.6%
Schneider Electric SE	2.3%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Roche Holding AG	2.2%
Rio Tinto PLC	2.2%
Glencore PLC	2.1%
GICS equity sectors (g)
Financials	27.1%
Industrials	16.6%
Consumer Staples	11.3%
Information Technology	9.4%
Materials	6.5%
Consumer Discretionary	6.5%
Energy	6.2%
Health Care	5.5%
Utilities	5.0%
Communication Services	4.2%
Issuer country weightings (i)(x)
United Kingdom	25.1%
Japan	12.4%
France	10.4%
United States	9.3%
Switzerland	9.1%
Germany	7.6%
Canada	7.5%
Ireland	3.2%
Spain	3.1%
Other Countries	12.3%
Currency exposure weightings (i)(y)
Euro	33.1%
British Pound Sterling	24.5%
Japanese Yen	12.4%
Swiss Franc	9.1%
United States Dollar	8.5%
Canadian Dollar	7.1%
Australian Dollar	1.6%
South Korean Won	1.3%
Hong Kong Dollar	0.8%
Other Currencies	1.6%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2022 through November 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2022 through November 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/22	Ending Account Value 11/30/22	Expenses Paid During Period (p) 6/01/22-11/30/22
A	Actual	0.96%	$1,000.00	$986.30	$4.78
	Hypothetical (h)	0.96%	$1,000.00	$1,020.26	$4.86
C	Actual	1.71%	$1,000.00	$982.16	$8.50
	Hypothetical (h)	1.71%	$1,000.00	$1,016.50	$8.64
I	Actual	0.71%	$1,000.00	$988.74	$3.54
	Hypothetical (h)	0.71%	$1,000.00	$1,021.51	$3.60
R1	Actual	1.71%	$1,000.00	$983.01	$8.50
	Hypothetical (h)	1.71%	$1,000.00	$1,016.50	$8.64
R2	Actual	1.21%	$1,000.00	$985.50	$6.02
	Hypothetical (h)	1.21%	$1,000.00	$1,019.00	$6.12
R3	Actual	0.96%	$1,000.00	$986.32	$4.78
	Hypothetical (h)	0.96%	$1,000.00	$1,020.26	$4.86
R4	Actual	0.71%	$1,000.00	$987.15	$3.54
	Hypothetical (h)	0.71%	$1,000.00	$1,021.51	$3.60
R6	Actual	0.64%	$1,000.00	$987.14	$3.19
	Hypothetical (h)	0.64%	$1,000.00	$1,021.86	$3.24
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.4%
Aerospace & Defense – 2.0%
BAE Systems PLC	3,714,149	$36,870,015
Dassault Aviation S.A.	236,175	37,540,877
Safran S.A.	276,247	33,990,139
		$108,401,031
Airlines – 1.1%
Ryanair Holdings PLC, ADR (a)	804,260	$60,874,439
Alcoholic Beverages – 1.2%
Diageo PLC	806,678	$37,482,651
Kirin Holdings Co. Ltd.	1,771,500	27,955,511
		$65,438,162
Apparel Manufacturers – 2.6%
Burberry Group PLC	1,498,298	$39,542,800
Compagnie Financiere Richemont S.A.	577,948	76,879,256
Gildan Activewear, Inc.	406,105	11,759,127
LVMH Moet Hennessy Louis Vuitton SE	20,928	16,203,728
		$144,384,911
Automotive – 2.8%
Aptiv PLC (a)	247,498	$26,400,612
Compagnie Generale des Establissments Michelin	747,713	21,134,550
Continental AG	806,969	48,099,846
Koito Manufacturing Co. Ltd.	2,229,800	35,581,272
Magna International, Inc. (l)	352,088	21,685,100
		$152,901,380
Broadcasting – 0.8%
WPP Group PLC	4,103,663	$43,643,765
Brokerage & Asset Managers – 3.5%
Barclays PLC	27,370,177	$53,425,398
Deutsche Boerse AG	491,685	90,194,528
IG Group Holdings PLC	4,780,815	47,637,790
		$191,257,716
Business Services – 2.8%
CGI, Inc. (a)	642,382	$56,083,962
Experian PLC	450,832	16,029,188
RS Group PLC	4,149,066	46,867,303
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Secom Co. Ltd.	542,500	$33,634,022
		$152,614,475
Computer Software – 0.4%
SAP SE	184,267	$19,943,291
Computer Software - Systems – 6.3%
Amadeus IT Group S.A. (a)	1,069,858	$58,247,903
Capgemini	461,506	84,026,553
Fujitsu Ltd.	476,100	64,648,230
Hitachi Ltd.	1,274,700	68,503,343
Samsung Electronics Co. Ltd.	1,446,875	69,484,320
		$344,910,349
Construction – 0.8%
Techtronic Industries Co. Ltd.	3,893,500	$46,885,769
Consumer Products – 1.2%
Reckitt Benckiser Group PLC	933,732	$67,556,001
Electrical Equipment – 2.8%
Legrand S.A.	344,200	$28,463,046
Schneider Electric SE	862,199	127,862,800
		$156,325,846
Electronics – 2.5%
Kyocera Corp.	1,187,700	$60,889,276
NXP Semiconductors N.V.	198,441	34,893,865
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	510,110	42,328,928
		$138,112,069
Energy - Independent – 1.6%
Woodside Energy Group Ltd.	3,482,916	$87,882,782
Energy - Integrated – 4.6%
Eni S.p.A.	11,143,621	$165,419,840
Galp Energia SGPS S.A., “B”	2,691,115	33,071,617
Suncor Energy, Inc. (l)	1,658,716	54,540,392
		$253,031,849
Food & Beverages – 1.5%
Danone S.A.	736,925	$38,508,896
Nestle S.A.	369,965	44,025,537
		$82,534,433
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 1.3%
Tesco PLC	26,610,510	$73,856,645
General Merchandise – 0.6%
B&M European Value Retail S.A.	6,855,236	$34,216,122
Insurance – 5.9%
Chubb Ltd.	235,825	$51,784,812
Manulife Financial Corp.	3,334,989	60,072,693
St. James's Place PLC	4,975,880	70,304,472
Willis Towers Watson PLC	588,514	144,868,606
		$327,030,583
Leisure & Toys – 0.4%
Nintendo Co. Ltd.	477,300	$20,540,948
Machinery & Tools – 3.6%
Aalberts Industries N.V.	719,102	$28,918,309
Daikin Industries Ltd.	371,100	61,413,589
SMC Corp.	112,800	51,598,166
Toyota Industries Corp.	538,000	30,853,674
Weir Group PLC	1,241,042	26,838,011
		$199,621,749
Major Banks – 15.5%
ABN AMRO Group N.V., GDR	2,029,481	$26,351,289
Bank of Ireland Group PLC	9,880,930	81,510,770
BNP Paribas	2,762,434	156,395,205
DBS Group Holdings Ltd.	618,300	16,076,726
Lloyds Banking Group PLC	49,327,976	28,404,998
Mitsubishi UFJ Financial Group, Inc.	23,180,800	127,026,741
NatWest Group PLC	45,354,360	144,208,512
Resona Holdings, Inc.	3,928,600	18,949,519
Toronto-Dominion Bank	1,515,145	100,844,465
UBS AG	8,323,201	154,878,784
		$854,647,009
Medical & Health Technology & Services – 1.0%
Haleon PLC (a)	7,789,861	$26,824,325
ICON PLC (a)	131,484	28,326,913
		$55,151,238
Metals & Mining – 4.3%
Glencore PLC	17,131,616	$115,897,378
Rio Tinto PLC	1,774,969	120,581,894
		$236,479,272
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.5%
LM Ericsson Telephone Co., “B”	4,668,357	$29,399,477
Other Banks & Diversified Financials – 2.2%
AIB Group PLC	9,918,620	$32,245,577
Julius Baer Group Ltd.	983,386	56,948,881
KBC Group N.V.	603,099	33,752,757
		$122,947,215
Pharmaceuticals – 5.0%
Bayer AG	1,370,918	$79,250,738
Novartis AG	503,707	44,908,503
Roche Holding AG	379,372	123,403,648
Sanofi	294,695	26,624,677
		$274,187,566
Printing & Publishing – 2.0%
RELX PLC	1,236,327	$34,991,720
Wolters Kluwer N.V.	662,581	73,185,706
		$108,177,426
Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd.	818,339	$66,998,977
Restaurants – 0.5%
Yum China Holdings, Inc.	463,825	$25,566,034
Specialty Chemicals – 2.2%
Linde PLC	282,931	$94,243,202
Nitto Denko Corp.	476,100	30,152,088
		$124,395,290
Telecommunications - Wireless – 2.3%
KDDI Corp.	1,769,500	$52,959,887
Vodafone Group PLC	67,784,010	75,316,494
		$128,276,381
Telephone Services – 0.7%
Quebecor, Inc., “B”	1,813,511	$39,083,882
Tobacco – 3.7%
British American Tobacco PLC	1,319,066	$54,128,169
Imperial Brands PLC	4,251,285	109,206,192
Philip Morris International, Inc.	395,200	39,389,584
		$202,723,945
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 5.0%
E.ON SE	8,024,976	$76,375,775
Iberdrola S.A.	10,186,075	115,295,013
National Grid PLC	6,635,774	81,934,600
		$273,605,388
Total Common Stocks (Identified Cost, $4,791,484,540)		$5,313,603,415
Preferred Stocks – 1.9%
Consumer Products – 1.9%
Henkel AG & Co. KGaA (Identified Cost, $136,909,149)	1,454,826	$103,610,765
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $24,093,558)	24,094,028	$24,094,028
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j) (Identified Cost, $12,392,468)	12,392,468	$12,392,468

Other Assets, Less Liabilities – 1.0%		56,501,442
Net Assets – 100.0%		$5,510,202,118

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $24,094,028 and $5,429,606,648, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 11/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $15,207,422 of securities on loan (identified cost, $4,940,786,157)	$5,429,606,648
Investments in affiliated issuers, at value (identified cost, $24,093,558)	24,094,028
Cash	863,004
Receivables for
Investments sold	57,922,066
Fund shares sold	182,243
Interest and dividends	26,415,395
Receivable from investment adviser	352,700
Total assets	$5,539,436,084
Liabilities
Payables for
Investments purchased	$1,145,884
Fund shares reacquired	15,343,421
Collateral for securities loaned, at value (c)	12,392,468
Payable to affiliates
Administrative services fee	3,502
Shareholder servicing costs	993
Distribution and service fees	112
Payable for independent Trustees' compensation	961
Accrued expenses and other liabilities	346,625
Total liabilities	$29,233,966
Net assets	$5,510,202,118
Net assets consist of
Paid-in capital	$4,916,289,781
Total distributable earnings (loss)	593,912,337
Net assets	$5,510,202,118
Shares of beneficial interest outstanding	448,664,425

(c)	Non-cash collateral is not included.
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,453,332	282,296	$12.23
Class C	1,097,255	90,595	12.11
Class I	4,118,115	335,100	12.29
Class R1	83,503	6,877	12.14
Class R2	84,836	6,940	12.22
Class R3	85,378	6,966	12.26
Class R4	86,009	6,997	12.29
Class R6	5,501,193,690	447,928,654	12.28

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.98 [100 / 94.25 x $12.23]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 11/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$87,307,937
Dividends from affiliated issuers	662,924
Income on securities loaned	70,667
Other	872
Foreign taxes withheld	(3,810,215)
Total investment income	$84,232,185
Expenses
Management fee	$18,924,618
Distribution and service fees	9,018
Shareholder servicing costs	9,932
Administrative services fee	348,663
Independent Trustees' compensation	42,187
Custodian fee	391,840
Shareholder communications	2,894
Audit and tax fees	33,135
Legal fees	13,199
Miscellaneous	114,285
Total expenses	$19,889,771
Fees paid indirectly	(5,694)
Reduction of expenses by investment adviser	(3,204,907)
Net expenses	$16,679,170
Net investment income (loss)	$67,553,015
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(68,173,554)
Affiliated issuers	(1,430)
Foreign currency	(2,247,305)
Net realized gain (loss)	$(70,422,289)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(81,514,847)
Affiliated issuers	470
Translation of assets and liabilities in foreign currencies	363,784
Net unrealized gain (loss)	$(81,150,593)
Net realized and unrealized gain (loss)	$(151,572,882)
Change in net assets from operations	$(84,019,867)
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22
Change in net assets
From operations
Net investment income (loss)	$67,553,015	$155,423,700
Net realized gain (loss)	(70,422,289)	78,863,875
Net unrealized gain (loss)	(81,150,593)	(582,365,618)
Change in net assets from operations	$(84,019,867)	$(348,078,043)
Total distributions to shareholders	$—	$(252,705,889)
Change in net assets from fund share transactions	$(156,618,607)	$546,188,105
Total change in net assets	$(240,638,474)	$(54,595,827)
Net assets
At beginning of period	5,750,840,592	5,805,436,419
At end of period	$5,510,202,118	$5,750,840,592
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.41	$13.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.35	$0.29
Net realized and unrealized gain (loss)	(0.31)	(1.11)	3.42
Total from investment operations	$(0.18)	$(0.76)	$3.71
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.05)
From net realized gain	—	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.49)	$(0.05)
Net asset value, end of period (x)	$12.23	$12.41	$13.66
Total return (%) (r)(s)(t)(x)	(1.45)(n)	(5.74)	37.16(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09(a)	1.04	1.04(a)
Expenses after expense reductions (f)	0.96(a)	0.96	0.93(a)
Net investment income (loss)	2.23(a)	2.72	2.61(a)
Portfolio turnover	11(n)	24	18(n)
Net assets at end of period (000 omitted)	$3,453	$2,956	$1,187
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.33	$13.61	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.22	$0.16
Net realized and unrealized gain (loss)	(0.30)	(1.08)	3.45
Total from investment operations	$(0.22)	$(0.86)	$3.61
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$—
From net realized gain	—	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.42)	$(0.00)(w)
Net asset value, end of period (x)	$12.11	$12.33	$13.61
Total return (%) (r)(s)(t)(x)	(1.78)(n)	(6.46)	36.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84(a)	1.78	1.81(a)
Expenses after expense reductions (f)	1.71(a)	1.71	1.68(a)
Net investment income (loss)	1.48(a)	1.69	1.49(a)
Portfolio turnover	11(n)	24	18(n)
Net assets at end of period (000 omitted)	$1,097	$1,111	$636
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.43	$13.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.41	$0.31
Net realized and unrealized gain (loss)	(0.26)	(1.16)	3.44
Total from investment operations	$(0.14)	$(0.75)	$3.75
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.06)
From net realized gain	—	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.51)	$(0.06)
Net asset value, end of period (x)	$12.29	$12.43	$13.69
Total return (%) (r)(s)(t)(x)	(1.13)(n)	(5.60)	37.58(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83(a)	0.79	0.79(a)
Expenses after expense reductions (f)	0.71(a)	0.71	0.68(a)
Net investment income (loss)	2.08(a)	3.15	2.82(a)
Portfolio turnover	11(n)	24	18(n)
Net assets at end of period (000 omitted)	$4,118	$18,972	$2,775
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.36	$13.61	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.19	$0.09
Net realized and unrealized gain (loss)	(0.30)	(1.06)	3.52
Total from investment operations	$(0.22)	$(0.87)	$3.61
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$—
From net realized gain	—	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.38)	$(0.00)(w)
Net asset value, end of period (x)	$12.14	$12.36	$13.61
Total return (%) (r)(s)(t)(x)	(1.78)(n)	(6.49)	36.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84(a)	1.78	1.83(a)
Expenses after expense reductions (f)	1.71(a)	1.71	1.68(a)
Net investment income (loss)	1.49(a)	1.43	0.85(a)
Portfolio turnover	11(n)	24	18(n)
Net assets at end of period (000 omitted)	$84	$85	$91
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.41	$13.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.25	$0.14
Net realized and unrealized gain (loss)	(0.30)	(1.05)	3.52
Total from investment operations	$(0.19)	$(0.80)	$3.66
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.00)(w)
From net realized gain	—	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.45)	$(0.00)(w)
Net asset value, end of period (x)	$12.22	$12.41	$13.66
Total return (%) (r)(s)(t)(x)	(1.53)(n)	(6.01)	36.63(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34(a)	1.28	1.33(a)
Expenses after expense reductions (f)	1.21(a)	1.21	1.18(a)
Net investment income (loss)	2.00(a)	1.94	1.36(a)
Portfolio turnover	11(n)	24	18(n)
Net assets at end of period (000 omitted)	$85	$86	$92
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.43	$13.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.17
Net realized and unrealized gain (loss)	(0.30)	(1.06)	3.54
Total from investment operations	$(0.17)	$(0.77)	$3.71
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.03)
From net realized gain	—	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.48)	$(0.03)
Net asset value, end of period (x)	$12.26	$12.43	$13.68
Total return (%) (r)(s)(t)(x)	(1.37)(n)	(5.77)	37.15(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09(a)	1.03	1.08(a)
Expenses after expense reductions (f)	0.96(a)	0.96	0.93(a)
Net investment income (loss)	2.24(a)	2.19	1.61(a)
Portfolio turnover	11(n)	24	18(n)
Net assets at end of period (000 omitted)	$85	$87	$92
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.45	$13.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.32	$0.19
Net realized and unrealized gain (loss)	(0.30)	(1.06)	3.57
Total from investment operations	$(0.16)	$(0.74)	$3.76
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.06)
From net realized gain	—	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.51)	$(0.06)
Net asset value, end of period (x)	$12.29	$12.45	$13.70
Total return (%) (r)(s)(t)(x)	(1.29)(n)	(5.53)	37.67(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84(a)	0.78	0.83(a)
Expenses after expense reductions (f)	0.71(a)	0.71	0.68(a)
Net investment income (loss)	2.50(a)	2.44	1.86(a)
Portfolio turnover	11(n)	24	18(n)
Net assets at end of period (000 omitted)	$86	$87	$92
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/22 (unaudited)	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.44	$13.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.32	$0.30
Net realized and unrealized gain (loss)	(0.31)	(1.04)	3.44
Total from investment operations	$(0.16)	$(0.72)	$3.74
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.06)
From net realized gain	—	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.52)	$(0.06)
Net asset value, end of period (x)	$12.28	$12.44	$13.68
Total return (%) (r)(s)(t)(x)	(1.29)(n)	(5.45)	37.49(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.74	0.78(a)
Expenses after expense reductions (f)	0.64(a)	0.66	0.67(a)
Net investment income (loss)	2.57(a)	2.45	2.74(a)
Portfolio turnover	11(n)	24	18(n)
Net assets at end of period (000 omitted)	$5,501,194	$5,727,457	$5,800,471

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International Large Cap Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
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Notes to Financial Statements (unaudited) - continued
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same
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Notes to Financial Statements (unaudited) - continued
investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$—	$1,385,764,443	$—	$1,385,764,443
Japan	—	684,706,266	—	684,706,266
France	—	570,750,471	—	570,750,471
Switzerland	123,403,648	377,640,961	—	501,044,609
United States	419,907,594	—	—	419,907,594
Germany	151,710,611	265,764,332	—	417,474,943
Canada	411,068,598	—	—	411,068,598
Ireland	60,874,439	113,756,347	—	174,630,786
Spain	—	173,542,916	—	173,542,916
Other Countries	67,894,962	610,428,592	—	678,323,554
Mutual Funds	36,486,496	—	—	36,486,496
Total	$1,271,346,348	$4,182,354,328	$—	$5,453,700,676
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related
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Notes to Financial Statements (unaudited) - continued
securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $15,207,422. The fair value of the fund's investment securities on loan and a related liability of $12,392,468 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $3,181,076 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
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Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/22
Ordinary income (including any short-term capital gains)	$224,222,247
Long-term capital gains	28,483,642
Total distributions	$252,705,889
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Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/22
Cost of investments	$4,980,404,124
Gross appreciation	776,857,906
Gross depreciation	(303,561,354)
Net unrealized appreciation (depreciation)	$473,296,552
As of 5/31/22
Undistributed ordinary income	70,635,396
Undistributed long-term capital gain	54,539,676
Other temporary differences	(2,053,798)
Net unrealized appreciation (depreciation)	554,810,930
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/22	Year ended 5/31/22
Class A	$—	$44,809
Class C	—	20,642
Class I	—	262,931
Class R1	—	2,590
Class R2	—	3,035
Class R3	—	3,262
Class R4	—	3,491
Class R6	—	252,365,129
Total	$—	$252,705,889
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.75%
In excess of $2.5 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
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Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2023. For the six months ended November 30, 2022, this management fee reduction amounted to $364,510, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.71% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
			Classes
A	C	I	R1	R2	R3	R4	R6
0.96%	1.71%	0.71%	1.71%	1.21%	0.96%	0.71%	0.67%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2023. For the six months ended November 30, 2022, this reduction amounted to $2,840,397, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19 for the six months ended November 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
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Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 3,281
Class C	0.75%	0.25%	1.00%	1.00%	5,057
Class R1	0.75%	0.25%	1.00%	1.00%	385
Class R2	0.25%	0.25%	0.50%	0.50%	196
Class R3	—	0.25%	0.25%	0.25%	99
Total Distribution and Service Fees					$9,018
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended November 30, 2022.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended November 30, 2022.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2022, the fee was $1,734, which equated to 0.0001% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $8,198.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2022 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay
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Notes to Financial Statements (unaudited) - continued
compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 6,729 shares of Class I for an aggregate amount of $89,024.
On August 3, 2022, MFS redeemed 31,476 shares of Class A and 8,851 shares of Class R6 for an aggregate amount of $361,324 and $103,645, respectively.
At November 30, 2022, MFS held approximately 100% of the outstanding shares each of Class R1 and Class R2 and 100% of the outstanding shares each of Class R3 and Class R4.
(4) Portfolio Securities
For the six months ended November 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $592,604,000 and $735,865,412, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	104,073	$1,170,028	193,779	$2,446,410
Class C	6,416	68,585	49,421	593,169
Class I	302,575	3,376,721	2,181,127	28,793,466
Class R2	7	80	—	—
Class R6	14,827,706	161,418,355	70,081,025	936,904,478
	15,240,777	$166,033,769	72,505,352	$968,737,523
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Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/22		Year ended 5/31/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,428	$44,809
Class C	—	—	1,583	20,642
Class I	—	—	20,102	262,931
Class R1	—	—	198	2,590
Class R2	—	—	232	3,035
Class R3	—	—	249	3,262
Class R4	—	—	267	3,491
Class R6	—	—	19,293,970	252,365,129
	—	$—	19,320,029	$252,705,889
Shares reacquired
Class A	(60,025)	$(677,481)	(45,874)	$(591,474)
Class C	(5,903)	(66,333)	(7,648)	(92,261)
Class I	(1,493,236)	(16,596,860)	(878,234)	(11,620,858)
Class R6	(27,438,045)	(305,311,702)	(52,799,127)	(662,950,714)
	(28,997,209)	$(322,652,376)	(53,730,883)	$(675,255,307)
Net change
Class A	44,048	$492,547	151,333	$1,899,745
Class C	513	2,252	43,356	521,550
Class I	(1,190,661)	(13,220,139)	1,322,995	17,435,539
Class R1	—	—	198	2,590
Class R2	7	80	232	3,035
Class R3	—	—	249	3,262
Class R4	—	—	267	3,491
Class R6	(12,610,339)	(143,893,347)	36,575,868	526,318,893
	(13,756,432)	$(156,618,607)	38,094,498	$546,188,105
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 90%, 3%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to
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Notes to Financial Statements (unaudited) - continued
the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2022, the fund’s commitment fee and interest expense were $13,417 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$17,441,567	$472,674,207	$466,020,786	$(1,430)	$470	$24,094,028

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$662,924	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
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Notes to Financial Statements (unaudited) - continued
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
34

Board Review of Investment Advisory Agreement
MFS International Large Cap Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
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Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2021. The total return performance of the Fund’s Class I common shares was in the 1st quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on June 30, 2020, and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have
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Board Review of Investment Advisory Agreement - continued
comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, $10 billion, and $20 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs,
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Board Review of Investment Advisory Agreement - continued
and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
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Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
39

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1. Go to mfs.com.
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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or

240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: January 13, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: January 13, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: January 13, 2023

* Print name and title of each signing officer under his or her signature.